UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05017
Ivy Variable Insurance Portfolios
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Macquarie VIP Asset Strategy Series
Standard Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Asset Strategy Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$31	0.60%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$579,128,353
Total number of portfolio holdings	462
Total advisory fees paid	$1,473,257
Portfolio turnover rate	38%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	58.70%
Corporate Bonds	10.45%
Agency Mortgage-Backed Securities	8.97%
Bullion	6.09%
US Treasury Obligations	3.98%
Exchange-Traded Funds	3.85%
Non-Agency Commercial Mortgage-Backed Securities	2.89%
Non-Agency Asset-Backed Securities	1.43%
Short-Term Investments	1.38%
Non-Agency Collateralized Mortgage Obligations	0.76%
Top 10 equity holdings
Microsoft	3.52%
NVIDIA	2.67%
Amazon.com	2.23%
Taiwan Semiconductor Manufacturing	2.02%
Apple	1.60%
Mastercard Class A	1.37%
Howmet Aerospace	1.34%
SAP	1.33%
BAE Systems	1.28%
KLA	1.22%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4706984)
TSSR-46600H646-0825

Macquarie VIP Asset Strategy Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Asset Strategy Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$44	0.85%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$579,128,353
Total number of portfolio holdings	462
Total advisory fees paid	$1,473,257
Portfolio turnover rate	38%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	58.70%
Corporate Bonds	10.45%
Agency Mortgage-Backed Securities	8.97%
Bullion	6.09%
US Treasury Obligations	3.98%
Exchange-Traded Funds	3.85%
Non-Agency Commercial Mortgage-Backed Securities	2.89%
Non-Agency Asset-Backed Securities	1.43%
Short-Term Investments	1.38%
Non-Agency Collateralized Mortgage Obligations	0.76%
Top 10 equity holdings
Microsoft	3.52%
NVIDIA	2.67%
Amazon.com	2.23%
Taiwan Semiconductor Manufacturing	2.02%
Apple	1.60%
Mastercard Class A	1.37%
Howmet Aerospace	1.34%
SAP	1.33%
BAE Systems	1.28%
KLA	1.22%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4706984)
TSSR-46600H109-0825

Macquarie VIP Balanced Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Balanced Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$52	1.02%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$222,484,376
Total number of portfolio holdings	419
Total advisory fees paid	$726,522
Portfolio turnover rate	33%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	59.37%
Corporate Bonds	11.00%
Agency Mortgage-Backed Securities	8.99%
Exchange-Traded Funds	7.73%
US Treasury Obligations	5.35%
Non-Agency Commercial Mortgage-Backed Securities	2.76%
Short-Term Investments	1.95%
Non-Agency Asset-Backed Securities	1.19%
Non-Agency Collateralized Mortgage Obligations	0.75%
Loan Agreements	0.51%
Top 10 equity holdings
Microsoft	4.43%
NVIDIA	3.35%
Amazon.com	2.77%
Howmet Aerospace	2.20%
Taiwan Semiconductor Manufacturing ADR	2.06%
Apple	1.85%
Meta Platforms Class A	1.75%
Costco Wholesale	1.61%
Abbott Laboratories	1.43%
CME Group	1.42%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4706984)
TSSR-46600H208-0825

Macquarie VIP Core Equity Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Core Equity Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$49	0.95%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$690,427,415
Total number of portfolio holdings	51
Total advisory fees paid	$2,120,555
Portfolio turnover rate	19%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	30.30%
Financials	22.41%
Industrials	11.40%
Communication Services	10.70%
Consumer Discretionary	8.48%
Healthcare	5.97%
Materials	4.71%
Consumer Staples	2.65%
Utilities	0.86%
Energy	0.47%

Top 10 equity holdings
Microsoft	7.28%
NVIDIA	5.54%
Amazon.com	4.59%
Howmet Aerospace	3.64%
Taiwan Semiconductor Manufacturing ADR	3.41%
Alphabet Class A	3.39%
Apple	3.07%
Meta Platforms Class A	2.90%
Costco Wholesale	2.66%
Abbott Laboratories	2.40%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4707417)
TSSR-46600H406-0825

Macquarie VIP Corporate Bond Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Corporate Bond Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$39	0.78%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$474,593,620
Total number of portfolio holdings	215
Total advisory fees paid	$1,101,414
Portfolio turnover rate	88%

Series holdings (as of June 30, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	23.87%
Electric	10.11%
Consumer Non-Cyclical	9.42%
Capital Goods	9.26%
Communications	7.84%
Technology	6.70%
Energy	6.64%
Insurance	6.45%
Finance Companies	3.73%
Real Estate Investment Trusts	3.28%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4707417)
TSSR-46600H307-0825

Macquarie VIP Energy Series
Standard Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Energy Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$45	0.90%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$71,825,784
Total number of portfolio holdings	33
Total advisory fees paid	$250,592
Portfolio turnover rate	28%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Energy	88.38%
Industrials	1.92%
Information Technology	1.62%
Utilities	1.16%
Consumer Staples	1.14%

Top 10 equity holdings
Shell	7.72%
Valero Energy	5.52%
HF Sinclair	5.51%
ARC Resources	5.19%
Expand Energy	4.99%
ConocoPhillips	4.89%
Kimbell Royalty Partners	4.50%
Tourmaline Oil	4.50%
Exxon Mobil	4.19%
Permian Resources	4.05%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4706984)
TSSR-46600H638-0825

Macquarie VIP Energy Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Energy Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$57	1.15%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$71,825,784
Total number of portfolio holdings	33
Total advisory fees paid	$250,592
Portfolio turnover rate	28%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Energy	88.38%
Industrials	1.92%
Information Technology	1.62%
Utilities	1.16%
Consumer Staples	1.14%

Top 10 equity holdings
Shell	7.72%
Valero Energy	5.52%
HF Sinclair	5.51%
ARC Resources	5.19%
Expand Energy	4.99%
ConocoPhillips	4.89%
Kimbell Royalty Partners	4.50%
Tourmaline Oil	4.50%
Exxon Mobil	4.19%
Permian Resources	4.05%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4706984)
TSSR-46600H604-0825

Macquarie VIP Global Growth Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Global Growth Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$55	1.04%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$166,230,466
Total number of portfolio holdings	58
Total advisory fees paid	$519,161
Portfolio turnover rate	17%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
United States	60.04%
Germany	6.47%
United Kingdom	4.40%
Japan	3.63%
India	3.54%
Taiwan	3.41%
South Korea	2.70%
France	2.05%
Singapore	1.84%
Spain	1.74%

Sector allocation*
Information Technology	27.26%
Financials	16.62%
Industrials	13.38%
Consumer Discretionary	11.32%
Communication Services	9.15%
Healthcare	8.22%
Consumer Staples	7.37%
Materials	2.51%
Utilities	1.58%
Energy	1.49%

Top 10 equity holdings
Microsoft	5.93%
NVIDIA	4.49%
Amazon.com	3.75%
Taiwan Semiconductor Manufacturing	3.41%
Apple	2.69%
Mastercard Class A	2.30%
Howmet Aerospace	2.26%
SAP	2.23%
BAE Systems	2.16%
KLA	2.06%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4707417)
TSSR-46600H877-0825

Macquarie VIP Growth Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Growth Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$51	1.01%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$607,932,267
Total number of portfolio holdings	35
Total advisory fees paid	$2,224,935
Portfolio turnover rate	15%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	47.61%
Financials	15.05%
Healthcare	9.92%
Consumer Discretionary	9.70%
Industrials	7.80%
Real Estate	3.78%
Communication Services	3.54%
Consumer Staples	1.98%

Top 10 equity holdings
Microsoft	15.51%
NVIDIA	12.50%
Apple	6.71%
Amazon.com	6.63%
Visa Class A	4.83%
Intercontinental Exchange	3.55%
Alphabet Class A	3.54%
Intuit	2.88%
Mastercard Class A	2.70%
Waste Connections	2.50%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4706984)
TSSR-46600H802-0825

Macquarie VIP High Income Series
Standard Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP High Income Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$34	0.68%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$779,851,325
Total number of portfolio holdings	292
Total advisory fees paid	$2,374,177
Portfolio turnover rate	24%

Series holdings (as of June 30, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	11.39%
Media	8.33%
Capital Goods	7.22%
Healthcare	6.98%
Telecommunications	6.11%
Financial Services	5.85%
Leisure	5.64%
Basic Industry	5.06%
Technology & Electronics	4.75%
Retail	4.50%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4706984)
TSSR-46600H620-0825

Macquarie VIP High Income Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP High Income Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$47	0.93%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$779,851,325
Total number of portfolio holdings	292
Total advisory fees paid	$2,374,177
Portfolio turnover rate	24%

Series holdings (as of June 30, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	11.39%
Media	8.33%
Capital Goods	7.22%
Healthcare	6.98%
Telecommunications	6.11%
Financial Services	5.85%
Leisure	5.64%
Basic Industry	5.06%
Technology & Electronics	4.75%
Retail	4.50%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4706984)
TSSR-46600H885-0825

Macquarie VIP International Core Equity Series
Standard Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP International Core Equity Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$47	0.86%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$797,535,611
Total number of portfolio holdings	62
Total advisory fees paid	$2,968,376
Portfolio turnover rate	34%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
Japan	14.18%
Germany	13.28%
United Kingdom	10.60%
Netherlands	6.67%
India	6.32%
China	5.89%
Brazil	4.63%
Taiwan	4.49%
France	4.44%
South Korea	3.86%

Sector allocation*
Financials	17.90%
Information Technology	16.52%
Industrials	16.07%
Communication Services	10.89%
Consumer Discretionary	10.02%
Healthcare	9.94%
Materials	6.40%
Consumer Staples	5.92%
Energy	1.56%
Utilities	0.85%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.49%
MercadoLibre	2.96%
Deutsche Telekom	2.94%
SK Hynix	2.87%
Heidelberg Materials	2.63%
SAP	2.39%
ING Groep	2.39%
Airbus	2.23%
Alcon	2.22%
Mitsubishi UFJ Financial Group	2.14%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4706984)
TSSR-46600H562-0825

Macquarie VIP International Core Equity Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP International Core Equity Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$61	1.11%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$797,535,611
Total number of portfolio holdings	62
Total advisory fees paid	$2,968,376
Portfolio turnover rate	34%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
Japan	14.18%
Germany	13.28%
United Kingdom	10.60%
Netherlands	6.67%
India	6.32%
China	5.89%
Brazil	4.63%
Taiwan	4.49%
France	4.44%
South Korea	3.86%

Sector allocation*
Financials	17.90%
Information Technology	16.52%
Industrials	16.07%
Communication Services	10.89%
Consumer Discretionary	10.02%
Healthcare	9.94%
Materials	6.40%
Consumer Staples	5.92%
Energy	1.56%
Utilities	0.85%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.49%
MercadoLibre	2.96%
Deutsche Telekom	2.94%
SK Hynix	2.87%
Heidelberg Materials	2.63%
SAP	2.39%
ING Groep	2.39%
Airbus	2.23%
Alcon	2.22%
Mitsubishi UFJ Financial Group	2.14%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4706984)
TSSR-46600H869-0825

Macquarie VIP Limited-Term Bond Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Limited-Term Bond Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$40	0.79%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$158,623,500
Total number of portfolio holdings	188
Total advisory fees paid	$343,892
Portfolio turnover rate	120%

Series holdings (as of June 30, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Corporate Bonds	32.39%
US Treasury Obligation	29.18%
Non-Agency Asset-Backed Securities	17.25%
Collateralized Loan Obligations	7.47%
Agency Mortgage-Backed Securities	6.95%
Non-Agency Collateralized Mortgage Obligations	3.58%
Agency Commercial Mortgage-Backed Securities	1.65%
Government Agency Obligations	0.34%
Sovereign Bond	0.21%
Agency Collateralized Mortgage Obligations	0.18%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4707417)
TSSR-46600H687-0825

Macquarie VIP Mid Cap Growth Series
Standard Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Mid Cap Growth Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$43	0.85%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$389,424,952
Total number of portfolio holdings	66
Total advisory fees paid	$1,480,302
Portfolio turnover rate	28%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	25.68%
Industrials	20.30%
Consumer Discretionary	16.82%
Healthcare	16.38%
Financials	9.62%
Real Estate	3.37%
Communication Services	3.01%
Materials	1.72%
Consumer Staples	1.16%

Top 10 equity holdings
IDEXX Laboratories	3.50%
CoStar Group	3.37%
Royal Caribbean Cruises	3.07%
Cloudflare Class A	2.57%
Insulet	2.57%
Fastenal	2.52%
Datadog Class A	2.38%
Howmet Aerospace	2.29%
HEICO Class A	2.12%
LPL Financial Holdings	2.04%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4706984)
TSSR-46600H596-0825

Macquarie VIP Mid Cap Growth Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Mid Cap Growth Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$55	1.10%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$389,424,952
Total number of portfolio holdings	66
Total advisory fees paid	$1,480,302
Portfolio turnover rate	28%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	25.68%
Industrials	20.30%
Consumer Discretionary	16.82%
Healthcare	16.38%
Financials	9.62%
Real Estate	3.37%
Communication Services	3.01%
Materials	1.72%
Consumer Staples	1.16%

Top 10 equity holdings
IDEXX Laboratories	3.50%
CoStar Group	3.37%
Royal Caribbean Cruises	3.07%
Cloudflare Class A	2.57%
Insulet	2.57%
Fastenal	2.52%
Datadog Class A	2.38%
Howmet Aerospace	2.29%
HEICO Class A	2.12%
LPL Financial Holdings	2.04%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4706984)
TSSR-46600H851-0825

Macquarie VIP Natural Resources Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Natural Resources Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$66	1.27%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$75,208,870
Total number of portfolio holdings	43
Total advisory fees paid	$300,021
Portfolio turnover rate	22%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Materials	61.17%
Energy	30.87%
Consumer Staples	3.10%
Industrials	2.04%
Information Technology	1.79%

Top 10 equity holdings
Shell	6.45%
Nutrien	4.57%
Hudbay Minerals	4.54%
Newmont	4.08%
CF Industries Holdings	3.94%
Wheaton Precious Metals	3.87%
Steel Dynamics	3.68%
Expand Energy	3.65%
Valero Energy	3.63%
ERO Copper	3.39%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4706984)
TSSR-46600H703-0825

Macquarie VIP Pathfinder Aggressive Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Pathfinder Aggressive Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$9	0.17%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$49,744,866
Total number of portfolio holdings	9
Total advisory fees paid	$0
Portfolio turnover rate	20%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.81%
Fixed Income Funds	14.64%
Global / International Equity Fund	29.92%
US Equity Funds	55.25%
Short-Term Investments	0.24%
Top underlying funds
Macquarie VIP International Core Equity Series Standard Class	29.92%
Macquarie VIP Core Equity Series Service Class	22.28%
Macquarie VIP Growth and Income Series Standard Class	15.98%
Macquarie VIP Corporate Bond Series Service Class	14.14%
Macquarie VIP Growth Series Service Class	7.29%
Macquarie VIP Value Series Service Class	6.05%
Macquarie VIP Smid Cap Core Series Service Class	3.65%
Macquarie VIP High Income Series Standard Class	0.25%
Macquarie VIP Limited-Term Bond Series Service Class	0.25%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4702798)
TSSR-46600H752-0825

Macquarie VIP Pathfinder Conservative Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Pathfinder Conservative Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$7	0.14%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$65,065,853
Total number of portfolio holdings	9
Total advisory fees paid	$0
Portfolio turnover rate	18%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.78%
Fixed Income Funds	54.40%
Global / International Equity Fund	10.02%
US Equity Funds	35.36%
Short-Term Investments	0.25%
Top underlying funds
Macquarie VIP Corporate Bond Series Service Class	33.67%
Macquarie VIP Limited-Term Bond Series Service Class	19.48%
Macquarie VIP Core Equity Series Service Class	14.25%
Macquarie VIP Growth and Income Series Standard Class	10.21%
Macquarie VIP International Core Equity Series Standard Class	10.02%
Macquarie VIP Growth Series Service Class	4.72%
Macquarie VIP Value Series Service Class	3.89%
Macquarie VIP Smid Cap Core Series Service Class	2.29%
Macquarie VIP High Income Series Standard Class	1.25%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4702798)
TSSR-46600H711-0825

Macquarie VIP Pathfinder Moderate Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Pathfinder Moderate Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$3	0.06%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$367,869,459
Total number of portfolio holdings	9
Total advisory fees paid	$0
Portfolio turnover rate	20%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.77%
Fixed Income Funds	34.46%
Global / International Equity Fund	19.99%
US Equity Funds	45.32%
Short-Term Investments	0.25%
Top underlying funds
Macquarie VIP Corporate Bond Series Service Class	24.12%
Macquarie VIP International Core Equity Series Standard Class	19.99%
Macquarie VIP Core Equity Series Service Class	18.28%
Macquarie VIP Growth and Income Series Standard Class	13.10%
Macquarie VIP Limited-Term Bond Series Service Class	9.59%
Macquarie VIP Growth Series Service Class	6.00%
Macquarie VIP Value Series Service Class	4.97%
Macquarie VIP Smid Cap Core Series Service Class	2.97%
Macquarie VIP High Income Series Standard Class	0.75%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4702798)
TSSR-46600H737-0825

Macquarie VIP Pathfinder Moderately Aggressive Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Pathfinder Moderately Aggressive Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$3	0.06%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$448,104,386
Total number of portfolio holdings	9
Total advisory fees paid	$0
Portfolio turnover rate	20%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.77%
Fixed Income Funds	24.54%
Global / International Equity Fund	24.95%
US Equity Funds	50.28%
Short-Term Investments	0.25%
Top underlying funds
Macquarie VIP International Core Equity Series Standard Class	24.95%
Macquarie VIP Core Equity Series Service Class	20.28%
Macquarie VIP Corporate Bond Series Service Class	19.37%
Macquarie VIP Growth and Income Series Standard Class	14.49%
Macquarie VIP Growth Series Service Class	6.69%
Macquarie VIP Value Series Service Class	5.56%
Macquarie VIP Limited-Term Bond Series Service Class	4.67%
Macquarie VIP Smid Cap Core Series Service Class	3.26%
Macquarie VIP High Income Series Standard Class	0.50%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4702798)
TSSR-46600H745-0825

Macquarie VIP Pathfinder Moderately Conservative Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Pathfinder Moderately Conservative Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$5	0.10%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$116,712,026
Total number of portfolio holdings	9
Total advisory fees paid	$0
Portfolio turnover rate	19%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.78%
Fixed Income Funds	44.42%
Global / International Equity Fund	15.01%
US Equity Funds	40.35%
Short-Term Investments	0.25%
Top underlying funds
Macquarie VIP Corporate Bond Series Service Class	28.89%
Macquarie VIP Core Equity Series Service Class	16.27%
Macquarie VIP International Core Equity Series Standard Class	15.01%
Macquarie VIP Limited-Term Bond Series Service Class	14.53%
Macquarie VIP Growth and Income Series Standard Class	11.71%
Macquarie VIP Growth Series Service Class	5.31%
Macquarie VIP Value Series Service Class	4.38%
Macquarie VIP Smid Cap Core Series Service Class	2.68%
Macquarie VIP High Income Series Standard Class	1.00%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4702798)
TSSR-46600H729-0825

Macquarie VIP Pathfinder Moderate – Managed Volatility Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Pathfinder Moderate – Managed Volatility Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$12	0.24%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$355,103,857
Total number of portfolio holdings	9
Total advisory fees paid	$318,064
Portfolio turnover rate	22%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	98.03%
Fixed Income Funds	33.87%
Global / International Equity Fund	19.65%
US Equity Funds	44.51%
Short-Term Investments	1.99%
Top underlying funds
Macquarie VIP Corporate Bond Series Service Class	23.70%
Macquarie VIP International Core Equity Series Standard Class	19.65%
Macquarie VIP Core Equity Series Service Class	17.95%
Macquarie VIP Growth and Income Series Standard Class	12.87%
Macquarie VIP Limited-Term Bond Series Service Class	9.43%
Macquarie VIP Growth Series Service Class	5.89%
Macquarie VIP Value Series Service Class	4.88%
Macquarie VIP Smid Cap Core Series Service Class	2.92%
Macquarie VIP High Income Series Standard Class	0.74%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4702798)
TSSR-46600H679-0825

Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$12	0.24%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$50,411,787
Total number of portfolio holdings	9
Total advisory fees paid	$13,719
Portfolio turnover rate	24%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	98.06%
Fixed Income Funds	24.12%
Global / International Equity Fund	24.53%
US Equity Funds	49.41%
Short-Term Investments	1.99%
Top underlying funds
Macquarie VIP International Core Equity Series Standard Class	24.53%
Macquarie VIP Core Equity Series Service Class	19.93%
Macquarie VIP Corporate Bond Series Service Class	19.04%
Macquarie VIP Growth and Income Series Standard Class	14.24%
Macquarie VIP Growth Series Service Class	6.58%
Macquarie VIP Value Series Service Class	5.46%
Macquarie VIP Limited-Term Bond Series Service Class	4.59%
Macquarie VIP Smid Cap Core Series Service Class	3.20%
Macquarie VIP High Income Series Standard Class	0.49%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4702798)
TSSR-46600H661-0825

Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$12	0.24%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$22,680,866
Total number of portfolio holdings	9
Total advisory fees paid	$0
Portfolio turnover rate	26%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	98.10%
Fixed Income Funds	43.66%
Global / International Equity Fund	14.77%
US Equity Funds	39.67%
Short-Term Investments	2.00%
Top underlying funds
Macquarie VIP Corporate Bond Series Service Class	28.40%
Macquarie VIP Core Equity Series Service Class	16.00%
Macquarie VIP International Core Equity Series Standard Class	14.77%
Macquarie VIP Limited-Term Bond Series Service Class	14.28%
Macquarie VIP Growth and Income Series Standard Class	11.51%
Macquarie VIP Growth Series Service Class	5.22%
Macquarie VIP Value Series Service Class	4.31%
Macquarie VIP Smid Cap Core Series Service Class	2.63%
Macquarie VIP High Income Series Standard Class	0.98%

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4702798)
TSSR-46600H653-0825

Macquarie VIP Science and Technology Series
Standard Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Science and Technology Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$48	0.90%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$715,307,649
Total number of portfolio holdings	38
Total advisory fees paid	$2,668,993
Portfolio turnover rate	29%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	62.07%
Communication Services	13.27%
Consumer Discretionary	11.60%
Industrials	5.08%
Healthcare	4.00%
Financials	1.45%
Real Estate	0.47%

Top 10 equity holdings
NVIDIA	7.78%
Seagate Technology Holdings	7.76%
Meta Platforms Class A	7.52%
Microsoft	5.51%
Broadcom	4.92%
Taiwan Semiconductor Manufacturing ADR	4.88%
Amazon.com	3.85%
SAP ADR	3.48%
CDW	2.75%
Lam Research	2.72%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4706984)
TSSR-46600H588-0825

Macquarie VIP Science and Technology Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Science and Technology Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$62	1.15%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$715,307,649
Total number of portfolio holdings	38
Total advisory fees paid	$2,668,993
Portfolio turnover rate	29%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	62.07%
Communication Services	13.27%
Consumer Discretionary	11.60%
Industrials	5.08%
Healthcare	4.00%
Financials	1.45%
Real Estate	0.47%

Top 10 equity holdings
NVIDIA	7.78%
Seagate Technology Holdings	7.76%
Meta Platforms Class A	7.52%
Microsoft	5.51%
Broadcom	4.92%
Taiwan Semiconductor Manufacturing ADR	4.88%
Amazon.com	3.85%
SAP ADR	3.48%
CDW	2.75%
Lam Research	2.72%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4706984)
TSSR-46600H794-0825

Macquarie VIP Small Cap Growth Series
Standard Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Small Cap Growth Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$45	0.89%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$190,610,108
Total number of portfolio holdings	86
Total advisory fees paid	$761,572
Portfolio turnover rate	36%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Industrials	24.03%
Information Technology	23.30%
Healthcare	22.84%
Consumer Discretionary	12.20%
Financials	9.06%
Consumer Staples	3.48%
Communication Services	2.12%
Energy	1.06%
Materials	0.91%

Top 10 equity holdings
OSI Systems	2.94%
Universal Technical Institute	2.65%
IMAX	2.12%
American Superconductor	2.11%
Encompass Health	2.07%
Lumentum Holdings	2.00%
Ollie's Bargain Outlet Holdings	1.99%
Construction Partners Class A	1.97%
Tarsus Pharmaceuticals	1.96%
Integer Holdings	1.93%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4706984)
TSSR-46600H570-0825

Macquarie VIP Small Cap Growth Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Small Cap Growth Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$58	1.14%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$190,610,108
Total number of portfolio holdings	86
Total advisory fees paid	$761,572
Portfolio turnover rate	36%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Industrials	24.03%
Information Technology	23.30%
Healthcare	22.84%
Consumer Discretionary	12.20%
Financials	9.06%
Consumer Staples	3.48%
Communication Services	2.12%
Energy	1.06%
Materials	0.91%

Top 10 equity holdings
OSI Systems	2.94%
Universal Technical Institute	2.65%
IMAX	2.12%
American Superconductor	2.11%
Encompass Health	2.07%
Lumentum Holdings	2.00%
Ollie's Bargain Outlet Holdings	1.99%
Construction Partners Class A	1.97%
Tarsus Pharmaceuticals	1.96%
Integer Holdings	1.93%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4706984)
TSSR-46600H786-0825

Macquarie VIP Smid Cap Core Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Smid Cap Core Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$59	1.19%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$176,077,348
Total number of portfolio holdings	123
Total advisory fees paid	$792,164
Portfolio turnover rate	9%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Industrials	23.30%
Financials	17.24%
Information Technology	13.53%
Healthcare	12.83%
Consumer Discretionary	9.01%
Real Estate	6.08%
Materials	4.07%
Consumer Staples	3.80%
Energy	3.74%
Communication Services	2.36%
Utilities	1.78%

Top 10 equity holdings
East West Bancorp	2.08%
Casey's General Stores	1.93%
Axis Capital Holdings	1.79%
Guidewire Software	1.78%
Webster Financial	1.65%
Reliance	1.47%
Dick's Sporting Goods	1.45%
Pinnacle Financial Partners	1.42%
Reinsurance Group of America	1.35%
Kemper	1.34%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4706984)
TSSR-46600H778-0825

Macquarie VIP Value Series
Service Class
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie VIP Value Series (Series) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$50	0.99%
^	Annualized.
Series statistics (as of June 30, 2025)
Series net assets	$186,530,691
Total number of portfolio holdings	33
Total advisory fees paid	$596,273
Portfolio turnover rate	19%

Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Financials	18.71%
Healthcare	14.11%
Information Technology	12.81%
Industrials	12.35%
Communication Services	9.63%
Consumer Discretionary	9.17%
Consumer Staples	8.18%
Energy	5.97%
Real Estate	2.93%
Utilities	2.80%
Materials	2.64%

Top 10 equity holdings
Cisco Systems	3.52%
Charles Schwab	3.35%
Alphabet Class A	3.34%
Analog Devices	3.33%
Bank of America	3.30%
CSX	3.24%
Walt Disney	3.21%
Travelers	3.20%
Genuine Parts	3.18%
Exxon Mobil	3.17%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.

(4707417)
TSSR-46600H760-0825

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Ivy Variable Insurance Portfolios
Macquarie VIP Asset Strategy Series
Macquarie VIP Balanced Series
Macquarie VIP Energy Series
Macquarie VIP Growth Series
Macquarie VIP High Income Series
Macquarie VIP International Core Equity Series
Macquarie VIP Mid Cap Growth Series
Macquarie VIP Natural Resources Series
Macquarie VIP Science and Technology Series
Macquarie VIP Small Cap Growth Series
Macquarie VIP Smid Cap Core Series
Financial statements and other information
For the six months ended June 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Series’ Form N-PORT, as well as a description of the policies and procedures that each Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in each Series’ most recent Form N-PORT are available without charge on the Series’ website at macquarie.com/mam/vip-literature.
Information (if any) regarding how each Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series
June 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.11%
Fannie Mae REMICs
Series 2015-18 NS 1.70% (6.01% minus SOFR, Cap 6.12%) 4/25/45 Σ, =, •	784,056	$ 77,189
Series 2015-37 SB 1.20% (5.51% minus SOFR, Cap 5.62%) 6/25/45 Σ, =, •	1,569,422	147,349
Series 2016-48 US 1.68% (5.99% minus SOFR, Cap 6.10%) 8/25/46 Σ, =, •	1,615,057	114,127
Series 2017-33 AI 4.50% 5/25/47 Σ, =	703,566	83,608
Series 2019-13 IP 5.00% 3/25/49 Σ, =	529,953	107,158
Series 4740 SB 1.732% (6.04% minus SOFR, Cap 6.15%) 11/15/47 Σ, =, •	810,611	87,525
Total Agency Collateralized Mortgage Obligations (cost $1,195,621)		616,956

Agency Commercial Mortgage-Backed Securities — 0.20%
Fannie Mae Series 2017-M2 A2 2.907% 2/25/27 •	1,058,687	1,037,213
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103 X1 0.753% 11/25/29 =, ♦, •	1,982,385	45,863
Series K115 X1 1.419% 6/25/30 =, ♦, •	1,772,305	92,805
Total Agency Commercial Mortgage-Backed Securities (cost $1,173,892)		1,175,881

Agency Mortgage-Backed Securities — 8.97%
Fannie Mae S.F. 15 yr
2.50% 4/1/36	1,375,772	1,291,988
3.00% 11/1/33	220,499	214,002
5.50% 10/1/38	405,258	413,011
Fannie Mae S.F. 30 yr
2.00% 6/1/50	2,416,146	1,931,612
2.00% 3/1/51	2,331,623	1,855,328
2.50% 8/1/50	440,672	371,866
2.50% 2/1/52	762,461	634,156
2.50% 3/1/52	332,924	276,806
3.00% 8/1/50	611,947	539,201
3.00% 12/1/51	813,631	712,339
3.00% 2/1/52	1,770,567	1,546,520
3.00% 6/1/52	236,401	206,560
3.00% 7/1/52	232,555	201,418
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.50% 1/1/48	244,878	$ 227,394
3.50% 6/1/52	5,185,008	4,676,887
3.50% 9/1/52	1,436,352	1,309,038
4.00% 3/1/47	1,498,783	1,420,618
4.00% 5/1/51	78,491	74,248
4.00% 9/1/52	173,957	162,087
4.00% 12/1/54	127,897	118,970
4.50% 10/1/52	900,300	862,826
4.50% 2/1/53	1,681,222	1,611,361
5.00% 8/1/53	719,248	710,103
5.50% 10/1/52	1,036,487	1,042,136
5.50% 11/1/52	735,319	741,549
5.50% 3/1/53	1,362,133	1,365,019
5.50% 7/1/53	134,733	134,915
5.50% 3/1/55	1,877,720	1,880,393
5.50% 5/1/55	30,527	30,533
6.00% 12/1/52	992,165	1,013,160
6.00% 5/1/53	297,552	303,810
6.00% 6/1/53	70,062	71,338
6.00% 7/1/53	354,684	365,781
6.00% 9/1/53	440,766	448,587
6.00% 12/1/54	1,927,589	1,959,280
Freddie Mac S.F. 20 yr
2.00% 8/1/42	1,729,428	1,491,693
2.50% 2/1/42	743,325	661,767
2.50% 3/1/42	463,092	411,965
3.00% 3/1/37	523,791	496,218
Freddie Mac S.F. 30 yr
2.50% 11/1/51	3,037,706	2,566,110
2.50% 1/1/52	1,283,383	1,078,746
3.00% 1/1/52	1,271,635	1,100,940
4.00% 8/1/52	790,064	739,337
4.00% 9/1/52	1,108,064	1,034,197
4.50% 7/1/52	93,572	89,998
4.50% 9/1/52	819,017	789,254
4.50% 10/1/52	1,514,454	1,451,363
4.50% 11/1/52	1,465,264	1,404,327
5.00% 7/1/52	474,530	470,949
5.00% 9/1/52	910,054	899,187
5.00% 11/1/52	134,701	132,655
5.00% 2/1/53	164,975	162,239
5.00% 6/1/53	1,759,111	1,727,763
5.50% 9/1/52	833,808	839,392
5.50% 11/1/52	636,691	641,337
5.50% 3/1/53	331,737	335,126
5.50% 9/1/53	687,361	692,209
5.50% 6/1/54	23,794	23,799
5.50% 4/1/55	357,156	357,223
5.50% 6/1/55	28,503	28,508

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
3.00% 12/20/51	411,232	$ 363,902
3.00% 1/20/52	380,680	336,963
5.00% 9/20/52	573,271	566,211
5.50% 2/20/54	364,309	367,159
Total Agency Mortgage-Backed Securities (cost $52,866,661)		51,985,377

Collateralized Loan Obligations — 0.46%
AGL CLO 17 Series 2022-17A AR 144A 5.219% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	350,000	348,333
AIMCO CLO 15 Series 2021-15A D1R 144A 7.034% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •	125,000	123,912
Ballyrock CLO 18 Series 2021-18A C1R 144A 6.071% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •	100,000	100,305
Canyon Capital CLO 2019-2 Series 2019-2A AR2 144A 5.266% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	200,000	199,676
Canyon CLO 2020-2 Series 2020-2A AR2 144A 5.286% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	250,000	249,404
CBAMR Series 2021-15A D1R 144A 7.204% (TSFR03M + 2.90%, Floor 2.90%) 1/20/38 #, •	100,000	99,680
CIFC Funding Series 2025-1A D1 144A 6.746% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •	150,000	148,834
Dryden 109 CLO Series 2022-109A DR 144A 6.956% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	150,000	149,732
Elmwood CLO 22 Series 2023-1A D1R 144A 7.084% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, •	100,000	100,362
Madison Park Funding XXVII Series 2018-27A D1R 144A 7.167% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •	150,000	150,238
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Magnetite XlV Series 2025-45A D1 144A 6.785% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •	100,000	$ 99,026
Oaktree CLO 2020-1 Series 2020-1A D1RR 144A 6.856% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •	150,000	147,791
OFSI BSL XII Series 2023-12A D1R 144A 7.469% (TSFR03M + 3.20%, Floor 3.20%) 1/20/38 #, •	100,000	98,886
TCW CLO 2019-2 Series 2019-2A D1R2 144A 7.317% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	150,000	146,469
Zais CLO 16 Series 2020-16A A1R2 144A 5.399% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	500,000	499,859
Total Collateralized Loan Obligations (cost $2,675,000)		2,662,507

Corporate Bonds — 10.45%
Banking — 2.63%
Bank of America
4.375% 1/27/27 μ, ψ	45,000	44,268
5.162% 1/24/31 μ	255,000	261,427
5.518% 10/25/35 μ	295,000	295,137
5.819% 9/15/29 μ	519,000	540,741
6.204% 11/10/28 μ	380,000	395,547
6.625% 5/1/30 μ, ψ	130,000	134,960
Bank of New York Mellon
4.942% 2/11/31 μ	200,000	204,284
6.30% 3/20/30 μ, ψ	170,000	175,068

BNP Paribas 144A 7.45% 6/27/35 #, μ, ψ	200,000	201,700
BPCE 144A 5.936% 5/30/35 #, μ	250,000	256,304
Citibank
5.438% 4/30/26	250,000	251,993
5.488% 12/4/26	320,000	325,163
5.57% 4/30/34	360,000	375,142
Citigroup
5.612% 3/4/56 μ	160,000	157,160
6.02% 1/24/36 μ	170,000	174,666
6.75% 2/15/30 μ, ψ	200,000	201,973
7.00% 8/15/34 μ, ψ	115,000	121,172

Credit Agricole 144A 5.222% 5/27/31 #, μ	250,000	254,750
Deutsche Bank
5.297% 5/9/31 μ	170,000	172,702

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Deutsche Bank
6.72% 1/18/29 μ	200,000	$ 210,142
6.819% 11/20/29 μ	175,000	186,770
7.146% 7/13/27 μ	150,000	153,819

Fifth Third Bancorp 6.361% 10/27/28 μ	627,000	653,778
Goldman Sachs Group
5.016% 10/23/35 μ	280,000	276,732
5.218% 4/23/31 μ	260,000	266,612
5.561% 11/19/45 μ	225,000	221,668
5.734% 1/28/56 μ	265,000	265,199
6.484% 10/24/29 μ	235,000	249,317

Huntington Bancshares 6.208% 8/21/29 μ	230,000	241,383
JPMorgan Chase & Co.
5.012% 1/23/30 μ	170,000	173,169
5.103% 4/22/31 μ	220,000	225,513
5.14% 1/24/31 μ	150,000	153,859
5.571% 4/22/28 μ	190,000	193,974
5.572% 4/22/36 μ	285,000	295,469
6.254% 10/23/34 μ	88,000	95,677

KeyCorp 6.401% 3/6/35 μ	130,000	138,727
Lloyds Banking Group 5.721% 6/5/30 μ	200,000	207,771
M&T Bank 5.179% 7/8/31 μ	135,000	137,273
Morgan Stanley
5.192% 4/17/31 μ	175,000	179,440
5.516% 11/19/55 μ	195,000	190,709
5.664% 4/17/36 μ	135,000	139,946
5.831% 4/19/35 μ	619,000	648,755
6.138% 10/16/26 μ	135,000	135,589
6.296% 10/18/28 μ	224,000	233,389
6.407% 11/1/29 μ	155,000	164,206
PNC Financial Services Group
4.899% 5/13/31 μ	110,000	111,423
5.575% 1/29/36 μ	135,000	139,194
5.676% 1/22/35 μ	145,000	150,710
6.875% 10/20/34 μ	245,000	273,982

Popular 7.25% 3/13/28	130,000	138,215
State Street
4.834% 4/24/30	120,000	122,256
4.993% 3/18/27	215,000	218,189
UBS Group
144A 5.58% 5/9/36 #, μ	200,000	204,600
144A 6.85% 9/10/29 #, μ, ψ	470,000	473,238
144A 7.00% 2/10/30 #, μ, ψ	200,000	199,456
US Bancorp
2.491% 11/3/36 μ	1,245,000	1,057,055
4.653% 2/1/29 μ	167,000	168,123
5.046% 2/12/31 μ	200,000	203,657
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
US Bancorp
5.384% 1/23/30 μ	65,000	$ 66,937
5.424% 2/12/36 μ	110,000	112,133
5.678% 1/23/35 μ	145,000	150,591
5.727% 10/21/26 μ	37,000	37,126
6.787% 10/26/27 μ	95,000	97,819

US Bank 4.73% 5/15/28 μ	250,000	251,339
Wells Fargo & Co.
5.244% 1/24/31 μ	155,000	159,048
5.605% 4/23/36 μ	295,000	304,619
		15,222,753
Basic Industry — 0.47%
Celanese US Holdings
6.50% 4/15/30	20,000	20,486
6.75% 4/15/33	170,000	171,903

Cleveland-Cliffs 144A 7.00% 3/15/32 #	365,000	344,528
Dow Chemical 5.95% 3/15/55	245,000	233,732
FMG Resources August 2006 144A 5.875% 4/15/30 #	375,000	379,978
Freeport-McMoRan 5.45% 3/15/43	420,000	397,169
Magnera 144A 7.25% 11/15/31 #	190,000	179,317
Novelis 144A 4.75% 1/30/30 #	215,000	206,147
Nucor 5.10% 6/1/35	240,000	240,860
Suzano Austria 2.50% 9/15/28	600,000	558,065
		2,732,185
Brokerage — 0.21%
Blackstone Reg Finance 5.00% 12/6/34	265,000	263,956
Jefferies Finance 144A 5.00% 8/15/28 #	200,000	193,483
Jefferies Financial Group
2.625% 10/15/31	630,000	548,410
5.875% 7/21/28	213,000	220,951
		1,226,800
Capital Goods — 0.76%
Amcor Flexibles North America 144A 5.50% 3/17/35 #	135,000	137,030
Amphenol 2.20% 9/15/31	195,000	170,855
Boeing
2.196% 2/4/26	385,000	379,045
6.858% 5/1/54	645,000	706,720

Bombardier 144A 7.25% 7/1/31 #	360,000	378,342
Caterpillar 5.20% 5/15/35	220,000	224,374
Goat Holdco 144A 6.75% 2/1/32 #	190,000	193,320
Herc Holdings
144A 7.00% 6/15/30 #	75,000	78,374
144A 7.25% 6/15/33 #	55,000	57,665

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Northrop Grumman
4.75% 6/1/43	55,000	$ 49,788
5.20% 6/1/54	225,000	209,864

Quikrete Holdings 144A 6.375% 3/1/32 #	140,000	144,052
QXO Building Products 144A 6.75% 4/30/32 #	86,000	88,812
Resideo Funding 144A 6.50% 7/15/32 #	370,000	379,525
Siemens Funding
144A 4.60% 5/28/30 #	200,000	202,113
144A 4.90% 5/28/32 #	200,000	203,002

Standard Industries 144A 4.375% 7/15/30 #	483,000	457,626
TransDigm 144A 6.375% 5/31/33 #	340,000	341,158
		4,401,665
Communications — 0.85%
AT&T
5.375% 8/15/35	85,000	86,585
6.05% 8/15/56	85,000	86,805
6.30% 1/15/38	40,000	43,228

Charter Communications Operating 3.85% 4/1/61	1,360,000	872,069
Consolidated Communications 144A 6.50% 10/1/28 #	95,000	96,927
Crown Castle 1.05% 7/15/26	415,000	399,795
Meta Platforms
3.85% 8/15/32	175,000	168,362
5.40% 8/15/54	120,000	117,113

Midcontinent Communications 144A 8.00% 8/15/32 #	375,000	397,321
Rogers Communications 5.30% 2/15/34	655,000	655,945
Sirius XM Radio 144A 4.125% 7/1/30 #	425,000	392,132
SoftBank
144A 4.699% 7/9/30 #	310,000	310,000
144A 5.332% 7/9/35 #	370,000	370,000

Sprint Capital 6.875% 11/15/28	255,000	273,815
T-Mobile USA
5.125% 5/15/32	75,000	76,512
5.75% 1/15/34	95,000	99,532
5.875% 11/15/55	225,000	225,066
Verizon Communications
2.875% 11/20/50	135,000	84,167
5.25% 4/2/35	150,000	151,306
		4,906,680
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical — 0.46%
Alibaba Group Holding 2.125% 2/9/31	500,000	$ 442,801
Carnival 144A 4.00% 8/1/28 #	285,000	279,122
Ford Motor Credit
6.80% 5/12/28	200,000	206,759
6.95% 6/10/26	200,000	202,770
General Motors Financial
5.60% 6/18/31	65,000	66,322
5.625% 4/4/32	80,000	80,972
Home Depot
1.875% 9/15/31	1,000,000	861,187
4.875% 6/25/27	70,000	71,139
VICI Properties
144A 4.625% 12/1/29 #	85,000	83,543
4.95% 2/15/30	285,000	286,792
5.625% 4/1/35	95,000	95,911
		2,677,318
Consumer Non-Cyclical — 0.66%
Anheuser-Busch InBev Worldwide 5.55% 1/23/49	450,000	446,970
Bunge Limited Finance 4.20% 9/17/29	330,000	326,417
DaVita 144A 6.75% 7/15/33 #	216,000	223,176
Eli Lilly & Co. 5.50% 2/12/55	140,000	140,980
GE HealthCare Technologies
4.80% 1/15/31	90,000	90,771
5.50% 6/15/35	90,000	92,198

HCA 5.45% 9/15/34	270,000	272,453
JBS USA Holding Lux
144A 5.50% 1/15/36 #	190,000	190,398
144A 6.25% 3/1/56 #	175,000	175,800
Mars
144A 4.80% 3/1/30 #	265,000	268,594
144A 5.20% 3/1/35 #	235,000	237,933
144A 5.65% 5/1/45 #	160,000	160,481
144A 5.70% 5/1/55 #	185,000	184,680

Nestle Holdings 144A 1.875% 9/14/31 #	1,000,000	868,329
Sysco 5.10% 9/23/30	125,000	128,128
		3,807,308
Electric — 0.57%
Appalachian Power 4.50% 8/1/32	350,000	341,603
Berkshire Hathaway Energy 2.85% 5/15/51	160,000	98,241
Constellation Energy Generation 5.75% 3/15/54	280,000	274,626
Dominion Energy
6.625% 5/15/55 μ	145,000	147,519
Series A 6.875% 2/1/55 μ	180,000	189,452

DTE Energy 5.10% 3/1/29	185,000	188,712

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Exelon 5.45% 3/15/34	95,000	$ 97,536
Fells Point Funding Trust 144A 3.046% 1/31/27 #	385,000	376,802
Nevada Power 5.90% 5/1/53	260,000	258,948
NextEra Energy Capital Holdings
5.55% 3/15/54	210,000	202,239
6.50% 8/15/55 μ	90,000	92,223

NRG Energy 144A 6.25% 11/1/34 #	230,000	234,479
Oglethorpe Power 6.20% 12/1/53	45,000	46,125
PacifiCorp
5.10% 2/15/29	45,000	45,899
5.45% 2/15/34	80,000	81,177
5.80% 1/15/55	75,000	71,854

Virginia Electric and Power 2.45% 12/15/50	480,000	269,648
Vistra Operations
144A 6.00% 4/15/34 #	80,000	83,147
144A 6.95% 10/15/33 #	200,000	219,795
		3,320,025
Energy — 1.27%
Archrock Partners 144A 6.625% 9/1/32 #	95,000	96,853
BP Capital Markets America
2.721% 1/12/32	215,000	192,321
5.227% 11/17/34	385,000	391,919
ConocoPhillips
5.00% 1/15/35	200,000	199,953
5.05% 9/15/33	445,000	453,119
5.50% 1/15/55	190,000	180,462
Enbridge
4.90% 6/20/30	110,000	111,144
5.25% 4/5/27	180,000	182,709
5.55% 6/20/35	170,000	172,889
5.75% 7/15/80 μ	455,000	454,216
6.70% 11/15/53	105,000	113,679
Energy Transfer
5.95% 5/15/54	145,000	138,062
6.05% 9/1/54	200,000	192,402
6.10% 12/1/28	350,000	367,801
Enterprise Products Operating
3.30% 2/15/53	260,000	172,124
4.60% 1/15/31	185,000	186,464
4.95% 2/15/35	125,000	124,625
5.35% 1/31/33	45,000	46,656
5.55% 2/16/55	125,000	120,717
EOG Resources
5.00% 7/15/32	257,000	260,245
5.35% 1/15/36	86,000	87,251
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
EOG Resources
5.95% 7/15/55	100,000	$ 101,918

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	405,200	359,870
Hilcorp Energy I 144A 6.25% 4/15/32 #	375,000	358,418
Kinder Morgan 5.95% 8/1/54	555,000	545,282
NGL Energy Operating 144A 8.375% 2/15/32 #	145,000	145,554
ONEOK
5.05% 11/1/34	80,000	77,892
5.70% 11/1/54	130,000	120,105

Targa Resources Partners 5.00% 1/15/28	770,000	770,648
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	520,000	455,161
Woodside Finance 5.70% 5/19/32	185,000	188,444
		7,368,903
Finance Companies — 1.01%
AerCap Ireland Capital DAC 2.45% 10/29/26	2,155,000	2,100,207
Air Lease
4.125% 12/15/26 μ, ψ	639,000	621,145
4.625% 10/1/28	153,000	154,070
5.10% 3/1/29	111,000	113,471
5.20% 7/15/31	30,000	30,672

Apollo Debt Solutions 6.70% 7/29/31	660,000	686,066
Blackstone Private Credit Fund 5.60% 11/22/29	120,000	120,879
Blue Owl Credit Income
5.80% 3/15/30	425,000	425,835
6.60% 9/15/29	160,000	164,673

OneMain Finance 7.125% 9/15/32	350,000	362,782
PennyMac Financial Services 144A 6.875% 5/15/32 #	360,000	368,314
Rocket 144A 6.375% 8/1/33 #	460,000	471,247
UWM Holdings 144A 6.625% 2/1/30 #	225,000	225,445
		5,844,806
Insurance — 0.43%
Aon 5.00% 9/12/32	635,000	644,968
Aon North America 5.30% 3/1/31	125,000	129,373
Arthur J Gallagher & Co. 5.00% 2/15/32	195,000	197,807
Athene Holding
3.45% 5/15/52	385,000	244,892
3.95% 5/25/51	175,000	123,881
6.625% 10/15/54 μ	155,000	152,970
6.625% 5/19/55	180,000	185,639

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
Athene Holding
6.875% 6/28/55 μ	165,000	$ 164,604

Henneman Trust 144A 6.58% 5/15/55 #	295,000	296,734
Marsh & McLennan 5.35% 11/15/44	330,000	324,743
		2,465,611
Natural Gas — 0.13%
Atmos Energy
2.85% 2/15/52	150,000	92,767
5.75% 10/15/52	270,000	270,287

Sempra 6.40% 10/1/54 μ	375,000	356,935
		719,989
Real Estate Investment Trusts — 0.06%
Extra Space Storage 5.40% 2/1/34	310,000	315,023
		315,023
Technology — 0.81%
Accenture Capital
4.05% 10/4/29	155,000	154,039
4.25% 10/4/31	715,000	708,517
4.50% 10/4/34	630,000	613,354

Amentum Holdings 144A 7.25% 8/1/32 #	365,000	375,898
Broadcom 5.05% 7/12/29	630,000	645,372
CDW 3.276% 12/1/28	555,000	530,782
Cloud Software Group 144A 6.50% 3/31/29 #	265,000	267,639
Entegris 144A 4.75% 4/15/29 #	150,000	148,475
Foundry JV Holdco 144A 6.10% 1/25/36 #	210,000	217,518
Leidos
5.40% 3/15/32	180,000	183,843
5.50% 3/15/35	350,000	355,588
Oracle
3.60% 4/1/50	71,000	49,699
5.25% 2/3/32	225,000	230,889
6.00% 8/3/55	110,000	109,907

Synopsys 5.70% 4/1/55	125,000	124,371
		4,715,891
Transportation — 0.13%
Burlington Northern Santa Fe 5.80% 3/15/56	295,000	303,847
Union Pacific
5.10% 2/20/35	190,000	193,324
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Union Pacific
5.60% 12/1/54	280,000	$ 278,790
		775,961
Total Corporate Bonds (cost $60,317,077)		60,500,918

Government Agency Obligations — 0.14%
Aeropuerto Internacional de Tocumen 144A 4.00% 8/11/41 #	500,000	376,750
Comision Federal de Electricidad 144A 3.875% 7/26/33 #	500,000	425,524
Total Government Agency Obligations (cost $1,000,000)		802,274

Non-Agency Asset-Backed Securities — 1.43%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	350,000	354,446
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	200,000	205,944
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	1,000,000	1,014,566
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	350,000	351,636
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,010,726
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	525,000	526,611
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	200,000	203,192
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	775,000	785,338
Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	1,000,000	1,021,080
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	1,000,000	1,008,905
World Omni Auto Receivables Trust Series 2023-C A3 5.15% 11/15/28	1,788,045	1,795,850
Total Non-Agency Asset-Backed Securities (cost $8,196,800)		8,278,294

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations — 0.76%
Connecticut Avenue Securities Series 2025-R01 1M2 144A 5.806% (SOFR + 1.50%) 1/25/45 #, •	100,000	$ 100,186
Connecticut Avenue Securities Trust
Series 2023-R08 1M1 144A 5.805% (SOFR + 1.50%) 10/25/43 #, •	904,859	907,662
Series 2025-R02 1M2 144A 5.906% (SOFR + 1.60%) 2/25/45 #, •	560,000	561,227
Series 2025-R03 2M1 144A 5.905% (SOFR + 1.60%) 3/25/45 #, •	180,261	181,162
Series 2025-R04 1M2 144A 5.805% (SOFR + 1.50%) 5/25/45 #, •	365,000	365,174
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-HQA3 A1 144A 6.155% (SOFR + 1.85%) 11/25/43 #, •	362,714	367,023
Series 2024-DNA3 M2 144A 5.755% (SOFR + 1.45%) 10/25/44 #, •	770,000	771,109
Series 2025-DNA2 M2 144A 5.805% (SOFR + 1.50%) 5/25/45 #, •	130,000	130,084

PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, φ	1,039,809	1,016,719
Total Non-Agency Collateralized Mortgage Obligations (cost $4,366,900)		4,400,346

Non-Agency Commercial Mortgage-Backed Securities — 2.89%
BANK
Series 2019-BN21 A5 2.851% 10/17/52	1,465,000	1,350,980
Series 2020-BN25 A5 2.649% 1/15/63	1,000,000	910,575
Series 2024-BNK47 A5 5.716% 6/15/57	750,000	788,720

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	1,000,000	886,317
Benchmark Mortgage Trust
Series 2020-B18 A5 1.925% 7/15/53	2,000,000	1,742,464
Series 2020-B19 A5 1.85% 9/15/53	450,000	389,445
Series 2020-B21 A5 1.978% 12/17/53	250,000	216,645
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2021-B24 A5 2.584% 3/15/54	2,000,000	$ 1,755,524
Series 2021-B25 A5 2.577% 4/15/54	2,000,000	1,759,966

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	2,000,000	1,831,067
FREMF Mortgage Trust
Series 2016-K60 B 144A 3.663% 12/25/49 #, •	2,751,000	2,697,832
Series 2018-K73 B 144A 3.981% 2/25/51 #, •	600,000	588,153

GS Mortgage Securities Trust Series 2020-GC47 A5 2.377% 5/12/53	2,000,000	1,802,825
Total Non-Agency Commercial Mortgage-Backed Securities (cost $16,707,892)		16,720,513

Loan Agreements — 0.49%
Basic Industry — 0.02%
A-Ap Buyer 7.077% (SOFR01M + 2.75%) 9/9/31 •	124,375	124,064
		124,064
Brokerage — 0.04%
Jefferies Finance 7.322% (SOFR01M + 3.00%) 10/21/31 •	91,540	91,426
June Purchaser 7.467% (SOFR03M + 3.25%) 11/28/31 •	158,175	158,990
		250,416
Capital Goods — 0.13%
Alliance Laundry Systems Tranche B 6.827% (SOFR01M + 2.50%) 8/19/31 •	136,000	136,354
Azorra Soar TLB Finance 7.818% (SOFR03M + 3.50%) 10/18/29 •	89,325	89,660
Quikrete Holdings Tranche B-3 6.577% (SOFR01M + 2.25%) 2/10/32 •	234,412	234,371
White Cap Buyer Tranche C 7.577% (SOFR01M + 3.25%) 10/19/29 •	308,450	306,865
		767,250
Communications — 0.03%
Midcontinent Communications 6.818% (SOFR01M + 2.50%) 8/16/31 •	166,740	167,504
		167,504

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series
	Principal amount°	Value (US $)

Loan Agreements (continued)
Consumer Non-Cyclical — 0.04%
Cotiviti 7.079% (SOFR01M + 2.75%) 3/26/32 •	236,000	$ 235,262
		235,262
Electric — 0.04%
Lightning Power Tranche B 6.546% (SOFR03M + 2.25%) 8/18/31 •	207,952	208,602
		208,602
Financial Services — 0.03%
Dragon Buyer 8.046% (SOFR03M + 3.75%) 9/30/31 •	189,050	189,594
		189,594
Insurance — 0.05%
AmWINS Group 6.577% (SOFR01M + 2.25%) 1/30/32 •	278,600	279,035
		279,035
Technology — 0.07%
Amentum Holdings 6.577% (SOFR01M + 2.25%) 9/29/31 •	236,042	235,968
Icon Parent I 7.205% (SOFR06M + 3.00%) 11/13/31 •	139,650	139,964
		375,932
Transportation — 0.04%
Stonepeak Nile Parent 6.980% (SOFR03M + 2.75%) 4/9/32 •	240,000	241,013
		241,013
Total Loan Agreements (cost $2,825,582)		2,838,672

Sovereign Bond — 0.07%Δ
Mexico — 0.07%
Mexico Government International Bond 5.00% 4/27/51	500,000	389,000
		389,000
Total Sovereign Bond (cost $577,787)		389,000

US Treasury Obligations — 3.98%
US Treasury Bonds
2.375% 2/15/42	3,050,000	2,219,828
3.00% 2/15/49	560,000	412,781
3.875% 2/15/43	1,595,000	1,428,273
4.625% 5/15/54	180,000	174,881
4.625% 2/15/55	1,335,000	1,299,956
4.75% 5/15/55	1,740,000	1,730,485
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Bonds
5.00% 5/15/45	340,000	$ 349,324

US Treasury Floating Rate Notes 4.441% (USBMMY3M + 0.16%) 4/30/27 •	3,565,000	3,565,386
US Treasury Notes
3.75% 8/31/26	215,000	214,521
3.875% 6/30/30	7,535,000	7,564,139
4.25% 5/15/35	1,560,000	1,562,559
4.50% 12/31/31	2,450,000	2,526,754
Total US Treasury Obligations (cost $23,717,632)		23,048,887
	Number of shares
Common Stocks — 58.70%♣
Communication Services — 5.43%
Alphabet Class A	13,430	2,366,769
AT&T	196,113	5,675,510
Deutsche Telekom	86,837	3,167,910
Meta Platforms Class A	9,460	6,982,332
Netflix †	5,186	6,944,728
Sea ADR †	39,624	6,337,463
		31,474,712
Consumer Discretionary — 6.72%
Amazon.com †	58,778	12,895,306
Amer Sports †	125,066	4,847,558
Ferrari	11,146	5,463,156
Hilton Worldwide Holdings	20,520	5,465,297
Home Depot	16,172	5,929,302
Midea Group Class A	427,700	4,309,530
		38,910,149
Consumer Staples — 4.37%
BJ's Wholesale Club Holdings †	46,958	5,063,481
Casey's General Stores	11,488	5,861,982
Coca-Cola	71,519	5,059,969
Diageo	160,899	4,037,284
Orkla	485,695	5,281,284
		25,304,000
Energy — 0.89%
Canadian Natural Resources	85,752	2,692,613
ConocoPhillips	27,342	2,453,671
		5,146,284
Financials — 9.86%
Allstate	24,384	4,908,743
Aon Class A	12,110	4,320,364
Banco Bilbao Vizcaya Argentaria	387,119	5,953,169
Blue Owl Capital	249,140	4,785,979
HDFC Bank	289,935	6,766,615

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
ING Groep	209,346	$ 4,593,155
Intercontinental Exchange	35,267	6,470,436
KB Financial Group	64,223	5,277,364
Mastercard Class A	14,085	7,914,925
MNSN Holdings =, †	342	1,112
Morgan Stanley	43,325	6,102,760
		57,094,622
Healthcare — 4.88%
AstraZeneca	26,203	3,639,916
Danaher	11,957	2,361,986
Eli Lilly & Co.	7,975	6,216,752
Fresenius & Co.	118,433	5,954,208
Hoya	47,700	5,682,396
Thermo Fisher Scientific	5,299	2,148,533
UnitedHealth Group	7,191	2,243,376
		28,247,167
Industrials — 7.94%
Airbus	33,798	7,057,138
BAE Systems	286,838	7,427,682
Carrier Global	81,096	5,935,416
CSX	132,093	4,310,194
Epiroc Class A	185,096	4,018,510
Howmet Aerospace	41,637	7,749,895
Ingersoll Rand	49,099	4,084,055
Siemens	21,165	5,426,300
		46,009,190
Information Technology — 16.18%
Apple	45,120	9,257,270
Broadcom	16,545	4,560,629
CDW	19,550	3,491,435
KLA	7,893	7,070,076
Microsoft	40,984	20,385,742
NVIDIA	97,788	15,449,526
Renesas Electronics	280,000	3,478,490
Salesforce	24,310	6,629,094
SAP	25,257	7,680,345
SK Hynix	18,488	4,000,071
Taiwan Semiconductor Manufacturing	322,450	11,700,568
		93,703,246
Materials — 1.49%
Sherwin-Williams	15,250	5,236,240
Shin-Etsu Chemical	101,900	3,376,736
		8,612,976
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities — 0.94%
NTPC	1,392,004	$ 5,435,892
		5,435,892
Total Common Stocks (cost $247,371,895)		339,938,238

Preferred Stock — 0.03%♣
Financials — 0.03%
SVB Financial Trust 11/7/32 †	390	206,700
Total Preferred Stock (cost $197,630)		206,700

Exchange-Traded Funds — 3.85%
iShares US Treasury Bond ETF	329,317	7,567,705
Vanguard Russell 1000 Value ETF	172,810	14,725,140
Total Exchange-Traded Funds (cost $21,226,004)		22,292,845
	Principal amount°
Limited Liability Corporation — 0.01%
Media Group Holdings
Series H =	31,963	62,625
Series T =	4,006	4,807
Total Limited Liability Corporation (cost $30,538,846)		67,432
	Troy Ounces
Bullion — 6.09%
Gold	10,663	35,280,782
Total Bullion (cost $12,870,226)		35,280,782
	Number of shares
Short-Term Investments — 1.38%
Money Market Mutual Funds — 1.38%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	1,995,828	1,995,828
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	1,995,828	1,995,828

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	1,995,828	$ 1,995,828
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	1,995,828	1,995,828
Total Short-Term Investments (cost $7,983,312)		7,983,312
Total Value of Securities—100.01% (cost $495,808,757)		$579,188,934
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $28,754,900, which represents 4.97% of the Series’ net assets. See Note 10 in “Notes to financial statements.”
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
φ	Step coupon bond. Stated rate in effect at June 30, 2025 through maturity date.
Δ	Securities have been classified by country of risk.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
X	This loan will settle after June 30, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.

Unfunded Loan Commitments
The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at June 30, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
June Purchaser TBD 11/28/31 X	$26,429	$26,565	$26,429	$136

The following futures contracts and swap contracts were outstanding at June 30, 2025:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
146	US Treasury 2 yr Notes	$30,371,422	$30,254,284	9/30/25	$117,138	$—	$7,984
(162)	US Treasury 5 yr Notes	(17,658,000)	(17,462,711)	10/5/25	—	(195,289)	(21,515)
(5)	US Treasury 10 yr Notes	(560,625)	(550,573)	9/19/25	—	(10,052)	(1,563)
107	US Treasury 10 yr Ultra Notes	12,226,422	11,974,508	9/19/25	251,914	—	51,829
109	US Treasury Long Bonds	12,586,094	12,133,345	9/19/25	452,749	—	109,000
(14)	US Treasury Ultra Bonds	(1,667,750)	(1,616,903)	9/19/25	—	(50,847)	(18,812)
Total Futures Contracts			$34,731,950		$821,801	$(256,188)	$126,923
Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
CDX.NA.HY.43.V1[4] 12/20/29-Quarterly	2,800,000	5.000%	$209,700	$162,158	$47,542	$9,070
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the consolidated financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 8 in “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
Summary of abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily

Consolidated schedule of investments
Macquarie VIP Asset Strategy Series
Summary of abbreviations: (continued)
GE – General Electric
GNMA – Government National Mortgage Association
GS – Goldman Sachs
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Balanced Series
June 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.31%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	209,362	$ 208,003
Series 2016-71 NB 3.00% 10/25/46	332,583	313,179

Freddie Mac REMICs Series 4616 HW 3.00% 6/15/45	175,197	170,565
Vendee Mortgage Trust Series 1997-1 3A 8.293% 12/15/26	2,287	2,291
Total Agency Collateralized Mortgage Obligations (cost $739,488)		694,038

Agency Commercial Mortgage-Backed Securities — 0.24%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K144 A2 2.45% 4/25/32 ♦	325,000	288,940
Series K150 A2 3.71% 9/25/32 ♦, •	140,000	134,017
Series K753 A2 4.40% 10/25/30 ♦	100,000	100,812
Total Agency Commercial Mortgage-Backed Securities (cost $519,767)		523,769

Agency Mortgage-Backed Securities — 8.99%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	324,244	297,736
2.50% 8/1/36	270,457	252,749
3.00% 11/1/33	84,191	81,710
5.50% 10/1/38	154,159	157,109
Fannie Mae S.F. 20 yr
2.00% 5/1/41	192,856	165,805
4.00% 9/1/42	267,441	258,068
Fannie Mae S.F. 30 yr
2.00% 6/1/50	963,637	770,389
2.00% 3/1/51	230,381	183,319
2.50% 8/1/50	162,527	137,150
2.50% 11/1/51	83,645	70,222
2.50% 1/1/52	99,915	83,200
2.50% 2/1/52	313,432	262,403
2.50% 3/1/52	141,533	117,676
2.50% 4/1/52	303,636	254,017
3.00% 12/1/51	499,324	437,161
3.00% 5/1/52	124,053	108,355
3.00% 6/1/52	269,673	235,632
3.00% 7/1/52	110,293	95,525
3.50% 7/1/47	128,222	120,631
3.50% 1/1/48	18,636	17,305
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.50% 7/1/50	1,118,343	$ 1,039,746
3.50% 8/1/51	345,639	313,572
3.50% 6/1/52	87,573	78,991
3.50% 9/1/52	822,046	749,183
4.00% 5/1/51	20,976	19,842
4.00% 6/1/52	170,260	158,652
4.00% 9/1/52	49,344	45,977
4.00% 1/1/55	80,545	74,923
4.50% 5/1/49	154,429	149,441
4.50% 1/1/50	177,013	175,097
4.50% 10/1/52	205,503	196,949
4.50% 2/1/53	182,592	175,004
5.00% 8/1/53	366,786	361,861
5.50% 10/1/52	425,749	428,078
5.50% 11/1/52	235,327	237,317
5.50% 7/1/53	58,580	58,659
6.00% 12/1/52	288,698	294,807
6.00% 5/1/53	120,238	122,767
6.00% 6/1/53	110,624	112,638
6.00% 7/1/53	136,352	140,619
6.00% 9/1/53	932,387	948,932
Freddie Mac S.F. 20 yr
2.00% 3/1/41	702,319	604,941
2.50% 2/1/42	300,259	267,315
2.50% 3/1/42	224,840	200,017
3.00% 3/1/37	200,567	190,009
Freddie Mac S.F. 30 yr
2.50% 11/1/50	49,647	41,765
2.50% 12/1/51	151,488	127,565
2.50% 1/1/52	1,225,684	1,029,069
2.50% 5/1/52	47,951	39,890
3.00% 8/1/51	29,488	25,775
3.00% 1/1/52	952,370	824,531
3.50% 4/1/52	147,559	133,802
4.00% 9/1/49	225,641	213,139
4.00% 8/1/52	631,730	591,169
4.00% 9/1/52	367,242	342,544
4.50% 7/1/52	19,175	18,442
4.50% 9/1/52	313,631	302,234
4.50% 10/1/52	544,839	522,141
4.50% 11/1/52	254,498	243,914
5.00% 7/1/52	190,844	189,403
5.00% 9/1/52	372,214	367,769
5.00% 11/1/52	52,889	52,085
5.00% 2/1/53	73,983	72,757
5.00% 6/1/53	671,835	659,862
5.50% 9/1/52	268,127	270,032
5.50% 11/1/52	180,106	181,421
5.50% 3/1/53	274,510	277,315
5.50% 9/1/53	263,145	265,001

Schedules of investments
Macquarie VIP Balanced Series
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 11/1/54	902,490	$ 902,660
GNMA II S.F. 30 yr
3.00% 12/20/51	139,230	123,206
3.00% 1/20/52	192,897	170,745
5.00% 9/20/52	183,009	180,755
5.50% 5/20/53	425,312	427,971
5.50% 2/20/54	162,441	163,712
Total Agency Mortgage-Backed Securities (cost $20,557,489)		20,012,173

Corporate Bonds — 11.00%
Banking — 2.53%
Bank of America
5.518% 10/25/35 μ	321,000	321,149
5.819% 9/15/29 μ	142,000	147,949
6.204% 11/10/28 μ	300,000	312,274
6.625% 5/1/30 μ, ψ	55,000	57,098
Bank of New York Mellon
4.70% 9/20/25 μ, ψ	120,000	119,969
4.942% 2/11/31 μ	80,000	81,713
6.30% 3/20/30 μ, ψ	70,000	72,087

Citibank 5.57% 4/30/34	250,000	260,515
Citigroup
5.612% 3/4/56 μ	65,000	63,846
6.02% 1/24/36 μ	70,000	71,921
6.75% 2/15/30 μ, ψ	80,000	80,789
7.00% 8/15/34 μ, ψ	45,000	47,415

Deutsche Bank 6.819% 11/20/29 μ	245,000	261,478
Fifth Third Bancorp 6.361% 10/27/28 μ	35,000	36,495
Goldman Sachs Group
5.016% 10/23/35 μ	115,000	113,658
5.218% 4/23/31 μ	105,000	107,670
5.561% 11/19/45 μ	90,000	88,667
5.734% 1/28/56 μ	110,000	110,082
6.484% 10/24/29 μ	295,000	312,973

Huntington Bancshares 6.208% 8/21/29 μ	90,000	94,454
JPMorgan Chase & Co.
5.012% 1/23/30 μ	75,000	76,398
5.103% 4/22/31 μ	90,000	92,255
5.14% 1/24/31 μ	60,000	61,544
5.571% 4/22/28 μ	85,000	86,778
5.572% 4/22/36 μ	120,000	124,408
6.254% 10/23/34 μ	34,000	36,966

KeyBank 5.85% 11/15/27	280,000	289,148
M&T Bank 5.179% 7/8/31 μ	55,000	55,926
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
5.192% 4/17/31 μ	70,000	$ 71,776
5.516% 11/19/55 μ	80,000	78,239
5.664% 4/17/36 μ	55,000	57,015
5.831% 4/19/35 μ	137,000	143,586
6.138% 10/16/26 μ	150,000	150,654
6.296% 10/18/28 μ	88,000	91,689
6.407% 11/1/29 μ	90,000	95,345
PNC Financial Services Group
4.899% 5/13/31 μ	45,000	45,582
5.575% 1/29/36 μ	55,000	56,709
5.676% 1/22/35 μ	60,000	62,363
6.875% 10/20/34 μ	165,000	184,518

Popular 7.25% 3/13/28	50,000	53,160
State Street
4.834% 4/24/30	50,000	50,940
4.993% 3/18/27	95,000	96,409

UBS Group 144A 6.85% 9/10/29 #, μ, ψ	200,000	201,378
US Bancorp
4.653% 2/1/29 μ	68,000	68,457
5.046% 2/12/31 μ	80,000	81,463
5.384% 1/23/30 μ	30,000	30,894
5.424% 2/12/36 μ	45,000	45,873
5.678% 1/23/35 μ	65,000	67,506
6.787% 10/26/27 μ	130,000	133,858
Wells Fargo & Co.
5.244% 1/24/31 μ	60,000	61,567
5.605% 4/23/36 μ	120,000	123,913
		5,638,519
Basic Industry — 0.31%
Celanese US Holdings
6.50% 4/15/30	8,000	8,194
6.75% 4/15/33	67,000	67,750

Cleveland-Cliffs 144A 7.00% 3/15/32 #	145,000	136,867
Dow Chemical 5.95% 3/15/55	65,000	62,011
FMG Resources August 2006 144A 5.875% 4/15/30 #	150,000	151,991
Freeport-McMoRan 5.45% 3/15/43	5,000	4,728
Magnera 144A 7.25% 11/15/31 #	75,000	70,783
Novelis 144A 4.75% 1/30/30 #	90,000	86,294
Nucor 5.10% 6/1/35	100,000	100,359
		688,977
Brokerage — 0.14%
Blackstone Reg Finance 5.00% 12/6/34	105,000	104,586

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
Jefferies Financial Group 5.875% 7/21/28	201,000	$ 208,504
		313,090
Capital Goods — 0.77%
Amcor Flexibles North America 144A 5.50% 3/17/35 #	55,000	55,827
Amphenol 2.20% 9/15/31	260,000	227,807
Boeing
2.196% 2/4/26	175,000	172,293
6.858% 5/1/54	260,000	284,879

Bombardier 144A 7.25% 7/1/31 #	140,000	147,133
Caterpillar
5.20% 5/15/35	85,000	86,690
5.50% 5/15/55	60,000	59,843
Herc Holdings
144A 7.00% 6/15/30 #	30,000	31,349
144A 7.25% 6/15/33 #	20,000	20,969
Northrop Grumman
4.75% 6/1/43	20,000	18,105
5.20% 6/1/54	100,000	93,273

Quikrete Holdings 144A 6.375% 3/1/32 #	55,000	56,592
QXO Building Products 144A 6.75% 4/30/32 #	35,000	36,144
Resideo Funding 144A 6.50% 7/15/32 #	145,000	148,733
Standard Industries 144A 4.375% 7/15/30 #	139,000	131,698
TransDigm 144A 6.375% 5/31/33 #	135,000	135,460
		1,706,795
Communications — 1.22%
AT&T
3.50% 9/15/53	185,000	125,317
5.375% 8/15/35	35,000	35,652
6.05% 8/15/56	35,000	35,743
6.30% 1/15/38	45,000	48,631

CCO Holdings 144A 4.25% 1/15/34 #	225,000	200,433
Charter Communications Operating 3.85% 4/1/61	210,000	134,658
Meta Platforms
3.85% 8/15/32	75,000	72,155
5.40% 8/15/54	370,000	361,099

Midcontinent Communications 144A 8.00% 8/15/32 #	150,000	158,929
Rogers Communications 5.30% 2/15/34	265,000	265,382
Sirius XM Radio 144A 4.125% 7/1/30 #	170,000	156,853
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
SoftBank
144A 4.699% 7/9/30 #	200,000	$ 200,000
144A 5.332% 7/9/35 #	200,000	200,000

Sprint Capital 6.875% 11/15/28	110,000	118,116
T-Mobile USA
3.875% 4/15/30	290,000	281,742
5.125% 5/15/32	30,000	30,605
5.75% 1/15/34	35,000	36,670
5.875% 11/15/55	90,000	90,026
Verizon Communications
2.875% 11/20/50	160,000	99,753
5.25% 4/2/35	65,000	65,566
		2,717,330
Consumer Cyclical — 0.26%
Carnival 144A 4.00% 8/1/28 #	80,000	78,350
Ford Motor Credit 6.95% 6/10/26	200,000	202,770
Home Depot
4.875% 6/25/27	30,000	30,488
4.95% 6/25/34	75,000	75,945
VICI Properties
144A 4.625% 12/1/29 #	35,000	34,400
4.95% 2/15/30	105,000	105,660
5.625% 4/1/35	40,000	40,384
		567,997
Consumer Non-Cyclical — 0.49%
AbbVie 5.35% 3/15/44	40,000	39,237
Bunge Limited Finance 4.20% 9/17/29	95,000	93,968
DaVita 144A 6.75% 7/15/33 #	88,000	90,924
Eli Lilly & Co.
5.10% 2/12/35	80,000	82,028
5.50% 2/12/55	55,000	55,385
GE HealthCare Technologies
4.80% 1/15/31	35,000	35,300
5.50% 6/15/35	35,000	35,855

HCA 5.45% 9/15/34	115,000	116,045
JBS USA Holding Lux
144A 5.50% 1/15/36 #	75,000	75,157
144A 6.25% 3/1/56 #	70,000	70,320
Mars
144A 4.80% 3/1/30 #	110,000	111,492
144A 5.20% 3/1/35 #	95,000	96,186
144A 5.65% 5/1/45 #	65,000	65,195
144A 5.70% 5/1/55 #	75,000	74,870

Sysco 5.10% 9/23/30	50,000	51,251
		1,093,213
Electric — 1.16%
AEP Texas 5.40% 6/1/33	30,000	30,451
Appalachian Power 4.50% 8/1/32	190,000	185,442

Schedules of investments
Macquarie VIP Balanced Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Berkshire Hathaway Energy 2.85% 5/15/51	260,000	$ 159,642
Commonwealth Edison 2.20% 3/1/30	350,000	319,070
Constellation Energy Generation 5.75% 3/15/54	105,000	102,985
Dominion Energy
6.625% 5/15/55 μ	60,000	61,042
Series A 6.875% 2/1/55 μ	70,000	73,676

DTE Energy 5.10% 3/1/29	80,000	81,605
Entergy
2.80% 6/15/30	235,000	217,201
3.75% 6/15/50	125,000	89,521

Exelon 5.45% 3/15/34	35,000	35,934
Fells Point Funding Trust 144A 3.046% 1/31/27 #	165,000	161,486
Florida Power & Light 3.15% 10/1/49	425,000	287,512
NextEra Energy Capital Holdings
5.55% 3/15/54	85,000	81,858
6.50% 8/15/55 μ	35,000	35,864
Oglethorpe Power
3.75% 8/1/50	95,000	66,401
4.50% 4/1/47	5,000	4,095
5.05% 10/1/48	185,000	163,707
6.20% 12/1/53	20,000	20,500
PacifiCorp
5.10% 2/15/29	20,000	20,399
5.45% 2/15/34	35,000	35,515
5.80% 1/15/55	30,000	28,742
Vistra Operations
144A 6.00% 4/15/34 #	35,000	36,377
144A 6.95% 10/15/33 #	250,000	274,744
		2,573,769
Energy — 1.41%
BP Capital Markets 4.875% 3/22/30 μ, ψ	135,000	134,023
ConocoPhillips
5.00% 1/15/35	270,000	269,936
5.50% 1/15/55	75,000	71,235
Enbridge
4.90% 6/20/30	45,000	45,468
5.25% 4/5/27	80,000	81,204
5.55% 6/20/35	70,000	71,190
5.70% 3/8/33	125,000	129,657
5.75% 7/15/80 μ	90,000	89,845
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Energy Transfer
5.95% 5/15/54	60,000	$ 57,129
6.10% 12/1/28	150,000	157,629
6.25% 4/15/49	140,000	138,247
6.50% 11/15/26 μ, ψ	120,000	120,836
Enterprise Products Operating
4.60% 1/15/31	75,000	75,593
4.95% 2/15/35	50,000	49,850
5.35% 1/31/33	255,000	264,386
5.55% 2/16/55	50,000	48,287
EOG Resources
5.00% 7/15/32	104,000	105,313
5.35% 1/15/36	34,000	34,495
5.95% 7/15/55	40,000	40,767

Hilcorp Energy I 144A 6.25% 4/15/32 #	150,000	143,367
NGL Energy Operating 144A 8.375% 2/15/32 #	60,000	60,229
ONEOK
5.05% 11/1/34	35,000	34,078
5.70% 11/1/54	270,000	249,449

Targa Resources Partners 5.00% 1/15/28	410,000	410,345
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	210,000	183,815
Woodside Finance 5.70% 5/19/32	80,000	81,489
		3,147,862
Finance Companies — 0.94%
AerCap Ireland Capital DAC 6.50% 7/15/25	400,000	400,259
Air Lease
4.625% 10/1/28	55,000	55,385
5.10% 3/1/29	39,000	39,868

Apollo Debt Solutions 6.70% 7/29/31	265,000	275,466
Aviation Capital Group
144A 3.50% 11/1/27 #	190,000	185,230
144A 5.375% 7/15/29 #	75,000	76,417

Avolon Holdings Funding 144A 4.95% 1/15/28 #	55,000	55,312
Blackstone Private Credit Fund 5.60% 11/22/29	150,000	151,099
Blue Owl Credit Income
5.80% 3/15/30	170,000	170,334
6.60% 9/15/29	65,000	66,898

HPS Corporate Lending Fund 5.95% 4/14/32	43,000	42,803
OneMain Finance 7.125% 9/15/32	140,000	145,113
PennyMac Financial Services 144A 6.875% 5/15/32 #	145,000	148,349

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)

Rocket 144A 6.375% 8/1/33 #	185,000	$ 189,523
UWM Holdings 144A 6.625% 2/1/30 #	80,000	80,158
		2,082,214
Insurance — 0.60%
Aon 5.00% 9/12/32	245,000	248,846
Aon North America
5.30% 3/1/31	60,000	62,099
5.75% 3/1/54	20,000	19,732

Arthur J Gallagher & Co. 5.55% 2/15/55	155,000	148,776
Athene Global Funding 144A 1.985% 8/19/28 #	60,000	55,398
Athene Holding
3.45% 5/15/52	150,000	95,412
3.95% 5/25/51	65,000	46,013
6.625% 10/15/54 μ	65,000	64,149
6.625% 5/19/55	70,000	72,193
6.875% 6/28/55 μ	65,000	64,844

Henneman Trust 144A 6.58% 5/15/55 #	115,000	115,676
Marsh & McLennan 5.35% 11/15/44	340,000	334,584
		1,327,722
Natural Gas — 0.08%
Atmos Energy 2.85% 2/15/52	55,000	34,014
Sempra 6.40% 10/1/54 μ	150,000	142,774
		176,788
Technology — 0.95%
Accenture Capital
4.05% 10/4/29	150,000	149,070
4.25% 10/4/31	300,000	297,280
4.50% 10/4/34	120,000	116,829

Amentum Holdings 144A 7.25% 8/1/32 #	145,000	149,329
Broadcom
144A 3.187% 11/15/36 #	155,000	128,558
5.05% 7/12/29	115,000	117,806

CDW 3.276% 12/1/28	35,000	33,473
Cloud Software Group 144A 6.50% 3/31/29 #	105,000	106,046
Entegris 144A 4.75% 4/15/29 #	55,000	54,441
Leidos 5.50% 3/15/35	145,000	147,315
Oracle
3.60% 4/1/50	161,000	112,698
5.25% 2/3/32	40,000	41,047
6.00% 8/3/55	45,000	44,962

Synopsys 5.70% 4/1/55	50,000	49,748
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)

TSMC Global 144A 1.75% 4/23/28 #	600,000	$ 560,203
		2,108,805
Transportation — 0.14%
Burlington Northern Santa Fe 5.80% 3/15/56	125,000	128,749
Union Pacific
5.10% 2/20/35	75,000	76,312
5.60% 12/1/54	115,000	114,503
		319,564
Total Corporate Bonds (cost $24,605,859)		24,462,645

Non-Agency Asset-Backed Securities — 1.19%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	125,000	126,588
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	100,000	102,972
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	500,000	507,283
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,010,726
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	100,000	101,596
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	300,000	304,002
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	500,000	504,453
Total Non-Agency Asset-Backed Securities (cost $2,624,841)		2,657,620

Non-Agency Collateralized Mortgage Obligations — 0.75%
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 6.205% (SOFR + 1.90%) 12/25/41 #, •	250,000	252,020
Series 2023-R08 1M1 144A 5.805% (SOFR + 1.50%) 10/25/43 #, •	372,589	373,743
Series 2025-R04 1M2 144A 5.805% (SOFR + 1.50%) 5/25/45 #, •	150,000	150,072

Schedules of investments
Macquarie VIP Balanced Series
	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA2 M2 144A 6.355% (SOFR + 2.05%) 12/25/33 #, •	408,525	$ 418,227
Series 2023-HQA3 A1 144A 6.155% (SOFR + 1.85%) 11/25/43 #, •	136,018	137,634
Series 2025-DNA2 M2 144A 5.805% (SOFR + 1.50%) 5/25/45 #, •	55,000	55,035

JPMorgan Mortgage Trust Series 2020-7 A3 144A 3.00% 1/25/51 #, •	325,345	280,493
Total Non-Agency Collateralized Mortgage Obligations (cost $1,645,306)		1,667,224

Non-Agency Commercial Mortgage-Backed Securities — 2.76%
BANK
Series 2021-BN32 A5 2.643% 4/15/54 •	730,000	652,663
Series 2021-BN36 A5 2.47% 9/15/64	760,000	664,062
Series 2022-BNK39 B 3.347% 2/15/55 •	100,000	87,648
Series 2022-BNK39 C 3.378% 2/15/55 •	45,000	37,777
Series 2022-BNK40 A4 3.504% 3/15/64 •	850,000	780,920
Series 2022-BNK40 B 3.504% 3/15/64 •	100,000	87,422

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	343,000	304,007
Benchmark Mortgage Trust
Series 2021-B24 A5 2.584% 3/15/54	750,000	658,321
Series 2021-B25 A5 2.577% 4/15/54	500,000	439,992
Series 2022-B32 A5 3.002% 1/15/55 •	1,000,000	879,180
Series 2022-B32 B 3.202% 1/15/55 •	100,000	80,943
Series 2022-B32 C 3.571% 1/15/55 •	125,000	94,652
Series 2022-B33 A5 3.458% 3/15/55	900,000	822,731
Series 2022-B33 B 3.734% 3/15/55 •	50,000	43,272
Series 2022-B33 C 3.734% 3/15/55 •	50,000	39,229

	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	500,000	$ 457,767
Total Non-Agency Commercial Mortgage-Backed Securities (cost $6,777,534)		6,130,586

Loan Agreements — 0.51%
Basic Industry — 0.02%
A-Ap Buyer 7.077% (SOFR01M + 2.75%) 9/9/31 •	49,750	49,626
		49,626
Brokerage — 0.05%
Jefferies Finance 7.322% (SOFR01M + 3.00%) 10/21/31 •	36,815	36,769
June Purchaser 7.467% (SOFR03M + 3.25%) 11/28/31 •	64,125	64,456
		101,225
Capital Goods — 0.14%
Alliance Laundry Systems Tranche B 6.827% (SOFR01M + 2.50%) 8/19/31 •	52,000	52,135
Azorra Soar TLB Finance 7.818% (SOFR03M + 3.50%) 10/18/29 •	34,738	34,868
Quikrete Holdings Tranche B-3 6.577% (SOFR01M + 2.25%) 2/10/32 •	94,762	94,745
White Cap Buyer Tranche C 7.577% (SOFR01M + 3.25%) 10/19/29 •	124,375	123,736
		305,484
Communications — 0.03%
Midcontinent Communications 6.818% (SOFR01M + 2.50%) 8/16/31 •	66,498	66,802
		66,802
Consumer Non-Cyclical — 0.04%
Cotiviti 7.079% (SOFR01M + 2.75%) 3/26/32 •	96,000	95,700
		95,700
Electric — 0.04%
Lightning Power Tranche B 6.546% (SOFR03M + 2.25%) 8/18/31 •	83,579	83,840
		83,840
Financial Services — 0.03%
Dragon Buyer 8.046% (SOFR03M + 3.75%) 9/30/31 •	74,625	74,839
		74,839

	Principalamount°	Value (US $)

Loan Agreements (continued)
Insurance — 0.05%
AmWINS Group 6.577% (SOFR01M + 2.25%) 1/30/32 •	114,425	$ 114,604
		114,604
Technology — 0.07%
Amentum Holdings 6.577% (SOFR01M + 2.25%) 9/29/31 •	94,417	94,387
Icon Parent I 7.205% (SOFR06M + 3.00%) 11/13/31 •	54,862	54,986
		149,373
Transportation — 0.04%
Stonepeak Nile Parent 6.98% (SOFR03M + 2.75%) 4/9/32 •	95,000	95,401
		95,401
Total Loan Agreements (cost $1,131,681)		1,136,894

US Treasury Obligations — 5.35%
US Treasury Bonds
2.375% 2/15/42	690,000	502,191
3.875% 2/15/43	1,445,000	1,293,952
4.125% 8/15/44	290,000	265,769
4.375% 2/15/38	285,000	284,766
4.625% 5/15/54	200,000	194,313
4.75% 5/15/55	520,000	517,156
5.00% 5/15/45	225,000	231,170
US Treasury Notes
3.75% 5/15/28	165,000	165,271
3.875% 6/30/30	2,550,000	2,559,861
4.00% 7/31/29	5,000	5,048
4.125% 3/31/29	2,740,000	2,777,675
4.25% 5/15/35	265,000	265,435
4.50% 12/31/31	2,750,000	2,836,152
Total US Treasury Obligations (cost $12,034,393)		11,898,759
	Number of shares
Common Stocks — 59.37%♣
Communication Services — 6.48%
Alphabet Class A	11,803	2,080,043
Alphabet Class C	14,155	2,510,955
AT&T	108,909	3,151,827
Live Nation Entertainment †	7,421	1,122,649
Meta Platforms Class A	5,271	3,890,472
Netflix †	1,238	1,657,843
		14,413,789
Consumer Discretionary — 5.12%
Amazon.com †	28,097	6,164,201
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Consumer Discretionary (continued)
AutoZone †	788	$ 2,925,237
Home Depot	6,271	2,299,199
		11,388,637
Consumer Staples — 1.61%
Costco Wholesale	3,613	3,576,653
		3,576,653
Energy — 0.28%
ConocoPhillips	6,862	615,796
		615,796
Financials — 13.66%
Allstate	11,442	2,303,389
Ally Financial	41,707	1,624,488
American Express	7,821	2,494,743
Aon Class A	4,572	1,631,107
Blackstone	11,916	1,782,395
Capital One Financial	13,323	2,834,601
CME Group	11,448	3,155,298
Fiserv †	17,220	2,968,900
JPMorgan Chase & Co.	9,070	2,629,484
KKR & Co.	16,184	2,152,958
Mastercard Class A	4,293	2,412,408
MNSN Holdings =, †	161	523
Morgan Stanley	14,573	2,052,753
Progressive	8,819	2,353,438
		30,396,485
Healthcare — 3.58%
Abbott Laboratories	23,449	3,189,299
Danaher	5,065	1,000,540
HCA Healthcare	4,284	1,641,200
UnitedHealth Group	2,589	807,690
Vertex Pharmaceuticals †	2,959	1,317,347
		7,956,076
Industrials — 6.96%
Airbus ADR	55,307	2,895,874
BAE Systems ADR	23,180	2,435,523
Cummins	4,698	1,538,595
Eaton	7,193	2,567,829
Howmet Aerospace	26,244	4,884,796
Lockheed Martin	2,517	1,165,723
		15,488,340
Information Technology — 18.35%
Advanced Micro Devices †	9,041	1,282,918
Apple	20,078	4,119,403
Applied Materials	13,555	2,481,514
Broadcom	10,912	3,007,893
Microsoft	19,805	9,851,205
NVIDIA	47,129	7,445,911

Schedules of investments
Macquarie VIP Balanced Series
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Salesforce	8,900	$ 2,426,941
SAP ADR	6,834	2,078,219
Seagate Technology Holdings	8,051	1,162,001
Taiwan Semiconductor Manufacturing ADR	20,262	4,589,140
TE Connectivity	4,316	727,980
Zebra Technologies Class A †	5,389	1,661,752
		40,834,877
Materials — 2.82%
Crown Holdings	16,034	1,651,182
Linde	4,646	2,179,810
Sherwin-Williams	4,509	1,548,210
Vulcan Materials	3,417	891,222
		6,270,424
Utilities — 0.51%
NextEra Energy	16,442	1,141,404
		1,141,404
Total Common Stocks (cost $92,587,997)		132,082,481

Preferred Stock — 0.04%
Financials — 0.04%
SVB Financial Trust 11/7/32 †	184	97,520
Total Preferred Stock (cost $93,026)		97,520

Exchange-Traded Funds — 7.73%
iShares US Treasury Bond ETF	505,817	11,623,675
Vanguard Russell 1000 Value ETF	65,496	5,580,914
Total Exchange-Traded Funds (cost $16,762,838)		17,204,589

Short-Term Investments — 1.95%
Money Market Mutual Funds — 1.95%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	1,087,475	1,087,475
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	1,087,475	1,087,475
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	1,087,475	1,087,475
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	1,087,475	$ 1,087,475
Total Short-Term Investments (cost $4,349,900)		4,349,900
Total Value of Securities—100.19% (cost $184,430,119)		$222,918,198
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $9,077,190, which represents 4.08% of the Series’ net assets. See Note 10 in “Notes to financial statements.”
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

X	This loan will settle after June 30, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
Unfunded Loan Commitments
The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at June 30, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
June Purchaser TBD 11/28/31 X	$10,714	$10,770	$10,714	$56
The following futures contracts and swap contracts were outstanding at June 30, 2025:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
85	US Treasury 2 yr Notes	$17,681,992	$17,613,795	9/30/25	$68,197	$—	$4,648
(124)	US Treasury 5 yr Notes	(13,516,000)	(13,366,519)	10/5/25	—	(149,481)	(16,468)
28	US Treasury 10 yr Ultra Notes	3,199,438	3,153,758	9/19/25	45,680	—	13,563
37	US Treasury Long Bonds	4,272,344	4,118,659	9/19/25	153,685	—	37,000
3	US Treasury Ultra Bonds	357,375	342,192	9/19/25	15,183	—	4,031
Total Futures Contracts			$11,861,885		$282,745	$(149,481)	$42,774
Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
CDX.NA.HY.43.V1[4] 12/20/29-Quarterly	1,100,000	5.000%	$82,382	$63,705	$18,677	$3,563
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 8 in “Notes to financial statements.”

Schedules of investments
Macquarie VIP Balanced Series
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
Summary of abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
GE – General Electric
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
TBD – To be determined
yr – Year
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Energy Series
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 94.22%♣
Consumer Staples — 1.14%
Darling Ingredients †	21,615	$ 820,073
		820,073
Energy — 88.38%
ARC Resources	176,768	3,726,829
Baker Hughes	47,073	1,804,779
Cameco	10,146	753,138
Canadian Natural Resources	88,326	2,776,099
Chord Energy	26,082	2,526,042
ConocoPhillips	39,169	3,515,026
DHT Holdings	98,364	1,063,315
Diamondback Energy	18,688	2,567,731
EOG Resources	20,114	2,405,836
EQT	35,662	2,079,808
Expand Energy	30,649	3,584,094
Exxon Mobil	27,888	3,006,326
Helmerich & Payne	87,420	1,325,287
Hess	7,441	1,030,876
HF Sinclair	96,343	3,957,770
Kimbell Royalty Partners	231,707	3,234,630
Marathon Petroleum	12,940	2,149,463
Parex Resources	230,626	2,355,798
Permian Resources	213,741	2,911,152
Shell	158,253	5,546,865
TotalEnergies	37,481	2,300,254
Tourmaline Oil	66,994	3,232,242
Unit	63,723	1,663,808
Valero Energy	29,482	3,962,970
		63,480,138
Industrials — 1.92%
GE Vernova	1,042	551,374
Generac Holdings †	5,770	826,322
		1,377,696
Information Technology — 1.62%
First Solar †	7,033	1,164,243
		1,164,243
Utilities — 1.16%
Constellation Energy	1,212	391,185
Vistra	2,298	445,376
		836,561
Total Common Stocks (cost $68,452,832)		67,678,711

Master Limited Partnerships — 4.00%
Dorchester Minerals	12,154	338,610
Energy Transfer	57,529	1,043,001
	Number of shares	Value (US $)

Master Limited Partnerships (continued)
Enterprise Products Partners	48,062	$ 1,490,403
Total Master Limited Partnerships (cost $2,637,173)		2,872,014

Short-Term Investments — 1.68%
Money Market Mutual Funds — 1.68%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	300,970	300,970
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	300,971	300,971
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	300,971	300,971
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	300,970	300,970
Total Short-Term Investments (cost $1,203,882)		1,203,882
Total Value of Securities—99.90% (cost $72,293,887)		$71,754,607
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
GE – General Electric
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie VIP Growth Series
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.38%♣
Communication Services — 3.54%
Alphabet Class A	122,278	$ 21,549,052
		21,549,052
Consumer Discretionary — 9.70%
Amazon.com †	183,847	40,334,193
Booking Holdings	1,736	10,050,121
Ferrari	17,489	8,582,552
		58,966,866
Consumer Staples — 1.98%
Coca-Cola	170,071	12,032,523
		12,032,523
Financials — 15.05%
Intercontinental Exchange	117,497	21,557,175
Mastercard Class A	29,200	16,408,648
MSCI	24,828	14,319,301
S&P Global	18,741	9,881,942
Visa Class A	82,625	29,336,006
		91,503,072
Healthcare — 9.92%
Cooper †	93,764	6,672,246
Danaher	74,732	14,762,559
IDEXX Laboratories †	9,701	5,203,035
Intuitive Surgical †	18,747	10,187,307
UnitedHealth Group	41,589	12,974,520
Veeva Systems Class A †	36,419	10,487,944
		60,287,611
Industrials — 7.80%
Broadridge Financial Solutions	35,454	8,616,386
Equifax	44,021	11,417,727
Old Dominion Freight Line	38,900	6,313,470
Verisk Analytics	18,664	5,813,836
Waste Connections	81,549	15,226,829
		47,388,248
Information Technology — 47.61%
Apple	198,734	40,774,255
Autodesk †	23,848	7,382,625
Broadcom	36,021	9,929,189
CDW	34,180	6,104,206
Intuit	22,255	17,528,706
Microsoft	189,522	94,270,138
Motorola Solutions	9,798	4,119,667
NVIDIA	480,888	75,975,495
Salesforce	39,921	10,886,058
Synopsys †	11,461	5,875,825
Taiwan Semiconductor Manufacturing ADR	46,427	10,515,251
VeriSign	20,946	6,049,205
		289,410,620
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Real Estate — 3.78%
CoStar Group †	120,853	$ 9,716,581
Equinix	16,696	13,281,167
		22,997,748
Total Common Stocks (cost $364,715,819)		604,135,740

Short-Term Investments — 0.51%
Money Market Mutual Funds — 0.51%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	780,530	780,530
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	780,530	780,530
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	780,530	780,530
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	780,530	780,530
Total Short-Term Investments (cost $3,122,120)		3,122,120
Total Value of Securities—99.89% (cost $367,837,939)		$607,257,860
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP High Income Series
June 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 5.66%
720 East CLO 2022-I Series 2022-1A ER 144A 10.169% (TSFR03M + 5.90%, Floor 5.90%) 1/20/38 #, •	1,000,000	$ 986,920
ABPCI Direct Lending Fund CLO II
Series 2017-1A DRR 144A 8.419% (TSFR03M + 4.15%, Floor 4.15%) 7/20/37 #, •	250,000	250,316
Series 2017-1A ERR 144A 11.769% (TSFR03M + 7.50%, Floor 7.50%) 7/20/37 #, •	600,000	588,841

AGL CLO 3 Series 2020-3A ER 144A 9.506% (TSFR03M + 5.25%, Floor 5.25%) 4/15/38 #, •	1,000,000	996,175
AGL CLO 32 Series 2024-32A E 144A 10.019% (TSFR03M + 5.75%, Floor 5.75%) 7/21/37 #, •	550,000	551,224
Aimco CLO 15 Series 2021-15A ER 144A 8.884% (TSFR03M + 4.60%, Floor 4.60%) 4/17/38 #, •	650,000	647,936
AIMCO CLO 18 Series 2022-18A ER 144A 9.769% (TSFR03M + 5.50%, Floor 5.50%) 7/20/37 #, •	300,000	300,689
Aimco CLO 19 Series 2024-19A E 144A 9.269% (TSFR03M + 5.00%, Floor 5.00%) 10/20/37 #, •	600,000	593,905
ARES Loan Funding III Series 2022-ALF3A ER 144A 10.382% (TSFR03M + 6.10%, Floor 6.10%) 7/25/36 #, •	500,000	499,825
Atlas Senior Loan Fund XX Series 2022-20A D1R 144A 8.119% (TSFR03M + 3.85%, Floor 3.85%) 10/19/37 #, •	1,000,000	1,005,678
Bain Capital Credit CLO 2017-2 Series 2017-2A ER3 144A 11.622% (TSFR03M + 7.34%, Floor 7.34%) 7/25/37 #, •	550,000	549,116
Ballyrock CLO 18 Series 2021-18A DR 144A 8.971% (TSFR03M + 5.75%, Floor 5.75%) 4/15/38 #, •	1,000,000	963,750
Ballyrock CLO 25 Series 2023-25A DR 144A 9.082% (TSFR03M + 4.80%, Floor 4.80%) 1/25/38 #, •	1,000,000	999,412
	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)

Barings CLO 2018-II Series 2018-2A ER 144A 11.156% (TSFR03M + 6.90%, Floor 6.90%) 7/15/36 #, •	550,000	$ 548,260
Barings CLO 2024-II Series 2024-2A E 144A 10.156% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •	600,000	598,423
Barings CLO 2024-V Series 2024-5A D2 144A 8.453% (TSFR03M + 4.10%, Floor 4.10%) 7/15/38 #, •	1,000,000	1,004,843
BBAM US CLO III Series 2023-3A D 144A 12.856% (TSFR03M + 8.60%, Floor 8.60%) 10/15/38 #, •	1,200,000	1,206,199
Bear Mountain Park CLO Series 2022-1A ER 144A 10.206% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	450,000	450,176
Benefit Street Partners CLO Series 2015-6BR ER 144A 9.033% (TSFR03M + 4.75%, Floor 4.75%) 4/20/38 #, •	875,000	856,797
Benefit Street Partners CLO XII-B Series 2017-12BRA E 144A 10.506% (TSFR03M + 6.25%, Floor 6.25%) 10/15/37 #, •	750,000	750,727
Brookhaven Park CLO Series 2024-1A E 144A 10.769% (TSFR03M + 6.50%, Floor 6.50%) 4/19/37 #, •	1,250,000	1,246,116
Carlyle US CLO 2021-11 Series 2021-11A ER 144A 10.782% (TSFR03M + 6.50%, Floor 6.50%) 7/25/37 #, •	550,000	548,834
Carlyle US CLO 2024-1 Series 2024-1A E 144A 11.176% (TSFR03M + 6.92%, Floor 6.92%) 4/15/37 #, •	1,000,000	1,004,447
Carlyle US CLO 2024-5 Series 2024-5A E 144A 9.932% (TSFR03M + 5.65%, Floor 5.65%) 10/25/36 #, •	550,000	551,283
CBAMR Series 2021-15A ER 144A 9.804% (TSFR03M + 5.50%, Floor 5.50%) 1/20/38 #, •	1,000,000	983,612
Cedar Funding IX CLO Series 2018-9A ER 144A 11.799% (TSFR03M + 7.53%, Floor 7.53%) 7/20/37 #, •	1,000,000	989,343

Schedules of investments
Macquarie VIP High Income Series
	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)

Clover CLO 2021-3 LLC Series 2021-3A ER 144A 9.182% (TSFR03M + 4.90%, Floor 4.90%) 1/25/35 #, •	1,000,000	$ 990,192
Dryden 109 CLO Series 2022-109A ER 144A 9.606% (TSFR03M + 5.35%, Floor 5.35%) 4/15/38 #, •	1,000,000	999,393
Elmwood CLO 17 Series 2022-4A ER 144A 9.98% (TSFR03M + 5.70%, Floor 5.70%) 7/17/37 #, •	550,000	550,248
Elmwood CLO IX Series 2021-2A ER 144A 8.972% (TSFR03M + 4.65%, Floor 4.65%) 4/20/38 #, •	700,000	690,332
Empower CLO 2022-1 Series 2022-1A ER 144A 10.169% (TSFR03M + 5.90%, Floor 5.90%) 10/20/37 #, •	1,000,000	999,831
Golub Capital Partners CLO 62B Series 2022-62A ER 144A 10.656% (TSFR03M + 6.40%, Floor 6.40%) 10/15/37 #, •	350,000	350,762
Golub Capital Partners CLO 76 B Series 2024-76A E 144A 10.032% (TSFR03M + 5.75%, Floor 5.75%) 10/25/37 #, •	350,000	349,724
Invesco US CLO 2023-4 Series 2023-4A E 144A 12.279% (TSFR03M + 8.01%, Floor 8.01%) 1/18/37 #, •	400,000	404,091
Invesco US CLO 2024-3 Series 2024-3A E 144A 10.769% (TSFR03M + 6.50%, Floor 6.50%) 7/20/37 #, •	1,250,000	1,247,941
KKR CLO 27 Series 27A ER2 144A 10.506% (TSFR03M + 6.25%, Floor 6.25%) 1/15/35 #, •	1,000,000	963,750
Madison Park Funding XXX Series 2018-30A ER 144A 10.661% (TSFR03M + 6.40%, Floor 6.40%) 7/16/37 #, •	600,000	599,469
Magnetite XLV Series 2025-45A E 144A 8.785% (TSFR03M + 4.50%, Floor 4.50%) 4/15/38 #, •	1,000,000	995,038
Morgan Stanley Eaton Vance CLO 2025-21 Series 2025-21A E 144A 8.815% (TSFR03M + 4.70%, Floor 4.70%) 4/15/38 #, •	440,000	435,829
	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)

Neuberger Berman CLO XX Series 2015-20A ER3 144A 9.068% (TSFR03M + 4.75%, Floor 4.75%) 4/15/39 #, •	1,250,000	$ 1,224,712
Oaktree CLO 2019-3 Series 2019-3A ER2 144A 11.019% (TSFR03M + 6.75%, Floor 6.75%) 1/20/38 #, •	1,000,000	995,515
Oaktree CLO 2020-1 Series 2020-1A ERR 144A 9.256% (TSFR03M + 5.00%, Floor 5.00%) 1/15/38 #, •	1,000,000	999,408
OCP CLO 2019-17 Series 2019-17A ER2 144A 10.519% (TSFR03M + 6.25%, Floor 6.25%) 7/20/37 #, •	1,050,000	1,047,823
OFSI BSL XIV CLO Series 2024-14A E 144A 12.009% (TSFR03M + 7.74%, Floor 7.74%) 7/20/37 #, •	600,000	599,005
OHA Credit Funding
Series 2021-9A ER 144A 9.769% (TSFR03M + 5.50%, Floor 5.50%) 10/19/37 #, •	775,000	779,749
Series 2022-11A ER 144A 9.669% (TSFR03M + 5.40%, Floor 5.40%) 7/19/37 #, •	650,000	651,516

Palmer Square CLO 2024-2 Series 2024-2A D2 144A 8.619% (TSFR03M + 4.35%, Floor 4.35%) 7/20/37 #, •	1,000,000	998,878
Park Blue CLO 2022-1 Series 2022-1A ER 144A 11.359% (TSFR03M + 7.09%, Floor 7.09%) 10/20/37 #, •	650,000	650,566
RR Series 2024-28RA DR 144A 11.256% (TSFR03M + 7.00%, Floor 7.00%) 4/15/37 #, •	600,000	599,661
Silver Point Clo 5 Series 2024-5A E 144A 10.669% (TSFR03M + 6.40%, Floor 6.40%) 10/20/37 #, •	900,000	902,261
Sound Point CLO 2025R-1 Series 2025-1RA E 144A 11.902% (TSFR03M + 7.58%, Floor 7.58%) 2/20/38 #, •	500,000	499,477
Storm King Park CLO Series 2022-1A ER 144A 10.406% (TSFR03M + 6.15%, Floor 6.15%) 10/15/37 #, •	850,000	851,914

	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)

Symphony CLO 39 Series 2023-39A ER 144A 9.782% (TSFR03M + 5.50%, Floor 5.50%) 1/25/38 #, •	1,250,000	$ 1,249,101
TCW CLO 2022-1 Series 2022-1A ER 144A 10.822% (TSFR03M + 6.50%, Floor 6.50%) 1/20/38 #, •	750,000	751,570
TCW CLO 2024-2 Series 2024-2A E 144A 11.53% (TSFR03M + 7.25%, Floor 7.25%) 7/17/37 #, •	700,000	701,308
TCW CLO 2024-3 Series 2024-3A E 144A 10.869% (TSFR03M + 6.60%, Floor 6.60%) 10/20/37 #, •	700,000	701,576
Wellfleet CLO 2022-1 Series 2022-1A ER 144A 12.006% (TSFR03M + 7.75%, Floor 7.75%) 7/15/37 #, •	700,000	672,633
Total Collateralized Loan Obligations (cost $44,549,262)		44,126,120

Convertible Bond — 0.45%
Leisure — 0.45%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>, π	3,805,197	3,548,930
Total Convertible Bond (cost $3,758,412)		3,548,930

Corporate Bonds — 76.30%
Automotive — 3.60%
Allison Transmission 144A 3.75% 1/30/31 #	6,885,000	6,314,965
Clarios Global 144A 6.75% 2/15/30 #	2,984,000	3,105,112
Garrett Motion Holdings 144A 7.75% 5/31/32 #	5,970,000	6,221,009
Goodyear Tire and Rubber 6.625% 7/15/30	2,695,000	2,751,032
Phinia 144A 6.625% 10/15/32 #	1,948,000	1,979,749
Wand NewCo 3 144A 7.625% 1/30/32 #	3,798,000	3,994,846
ZF North America Capital 144A 6.75% 4/23/30 #	3,850,000	3,702,040
		28,068,753
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking — 1.94%
Banco Santander 8.00% 2/1/34 μ, ψ	5,800,000	$ 6,141,469
Bank of Montreal 7.70% 5/26/84 μ	2,850,000	2,949,990
Barclays 9.625% 12/15/29 μ, ψ	5,415,000	6,028,021
		15,119,480
Basic Industry — 4.17%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	2,340,000	2,500,150
Cleveland-Cliffs 144A 7.00% 3/15/32 #	5,490,000	5,182,073
FMG Resources August 2006 144A 5.875% 4/15/30 #	3,340,000	3,384,335
K Hovnanian Enterprises 144A 11.75% 9/30/29 #	2,460,000	2,669,863
Mineral Resources 144A 9.25% 10/1/28 #	1,105,000	1,132,247
NOVA Chemicals 144A 9.00% 2/15/30 #	3,950,000	4,270,769
Olympus Water US Holding
144A 7.25% 6/15/31 #	750,000	765,630
144A 9.75% 11/15/28 #	4,136,000	4,360,502

Quikrete Holdings 144A 6.75% 3/1/33 #	3,985,000	4,114,317
Standard Building Solutions 144A 6.50% 8/15/32 #	4,030,000	4,131,894
		32,511,780
Capital Goods — 6.03%
Amentum Holdings 144A 7.25% 8/1/32 #	3,275,000	3,372,785
Arcosa 144A 6.875% 8/15/32 #	2,025,000	2,102,851
Bombardier
144A 7.00% 6/1/32 #	185,000	192,888
144A 7.25% 7/1/31 #	1,905,000	2,002,060
144A 8.75% 11/15/30 #	3,370,000	3,652,504

Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	2,415,000	2,471,786
Esab 144A 6.25% 4/15/29 #	4,000,000	4,100,444
Goat Holdco 144A 6.75% 2/1/32 #	1,915,000	1,948,465
Manitowoc 144A 9.25% 10/1/31 #	2,035,000	2,144,265
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	2,725,000	2,773,074
144A 9.25% 4/15/27 #	1,945,000	1,932,792
Sealed Air
144A 6.50% 7/15/32 #	1,445,000	1,498,303
144A 7.25% 2/15/31 #	975,000	1,027,385

Terex 144A 6.25% 10/15/32 #	3,885,000	3,895,474
Toucan FinCo 144A 9.50% 5/15/30 #	2,075,000	2,122,886

Schedules of investments
Macquarie VIP High Income Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
TransDigm
144A 6.625% 3/1/32 #	3,260,000	$ 3,379,458
144A 6.875% 12/15/30 #	6,450,000	6,697,053
Trivium Packaging Finance
144A 8.25% 7/15/30 #	850,000	899,514
144A 12.25% 1/15/31 #	750,000	804,528
		47,018,515
Consumer Goods — 1.20%
Cerdia Finanz 144A 9.375% 10/3/31 #	4,105,000	4,264,972
Fiesta Purchaser
144A 7.875% 3/1/31 #	1,919,000	2,038,544
144A 9.625% 9/15/32 #	2,860,000	3,024,930
		9,328,446
Electric — 2.82%
Lightning Power 144A 7.25% 8/15/32 #	4,895,000	5,154,928
NRG Energy 144A 6.25% 11/1/34 #	4,090,000	4,169,645
Vistra
144A 7.00% 12/15/26 #, μ, ψ	8,025,000	8,126,741
144A 8.00% 10/15/26 #, μ, ψ	3,650,000	3,740,786

XPLR Infrastructure Operating Partners 144A 8.375% 1/15/31 #	730,000	780,285
		21,972,385
Energy — 11.34%
Archrock Partners 144A 6.625% 9/1/32 #	3,970,000	4,047,425
Civitas Resources 144A 9.625% 6/15/33 #	3,645,000	3,739,482
Crescent Energy Finance 144A 8.375% 1/15/34 #	1,749,000	1,751,290
Genesis Energy
7.75% 2/1/28	1,975,000	2,005,560
7.875% 5/15/32	940,000	978,170

Gulfport Energy Operating 144A 6.75% 9/1/29 #	4,050,000	4,155,716
Hilcorp Energy I
144A 6.00% 4/15/30 #	5,220,000	5,079,419
144A 6.00% 2/1/31 #	2,248,000	2,176,355
144A 6.25% 4/15/32 #	2,665,000	2,547,159

Matador Resources 144A 6.25% 4/15/33 #	2,870,000	2,855,957
Nabors Industries
144A 8.875% 8/15/31 #	1,615,000	1,200,911
144A 9.125% 1/31/30 #	2,925,000	2,803,008

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

NGL Energy Operating 144A 8.375% 2/15/32 #	3,860,000	$ 3,874,757
Noble Finance II 144A 8.00% 4/15/30 #	3,040,000	3,097,997
NuStar Logistics
6.00% 6/1/26	4,126,000	4,144,253
6.375% 10/1/30	3,742,000	3,880,267
Permian Resources Operating
144A 7.00% 1/15/32 #	1,490,000	1,545,587
144A 9.875% 7/15/31 #	690,000	756,351
SM Energy
144A 6.75% 8/1/29 #	1,405,000	1,401,057
144A 7.00% 8/1/32 #	1,771,000	1,746,963

Sunoco 144A 7.25% 5/1/32 #	2,210,000	2,321,995
Transocean
144A 8.00% 2/1/27 #	4,626,000	4,560,213
144A 8.50% 5/15/31 #	3,750,000	3,350,506
USA Compression Partners
6.875% 9/1/27	5,090,000	5,103,420
144A 7.125% 3/15/29 #	1,550,000	1,589,613

Venture Global LNG 144A 9.875% 2/1/32 #	5,420,000	5,856,787
Venture Global Plaquemines LNG 144A 7.75% 5/1/35 #	2,630,000	2,849,058
Vital Energy 144A 7.875% 4/15/32 #	3,855,000	3,299,092
Weatherford International 144A 8.625% 4/30/30 #	5,505,000	5,677,787
		88,396,155
Financial Services — 5.85%
Air Lease 4.65% 6/15/26 μ, ψ	3,715,000	3,702,873
Azorra Finance 144A 7.75% 4/15/30 #	4,195,000	4,378,103
Block 6.50% 5/15/32	2,955,000	3,050,677
California Buyer 144A 6.375% 2/15/32 #	2,768,000	2,774,975
Focus Financial Partners 144A 6.75% 9/15/31 #	3,930,000	4,014,255
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	3,990,000	4,122,540
Jefferies Finance
144A 5.00% 8/15/28 #	2,165,000	2,094,455
144A 6.625% 10/15/31 #	4,000,000	3,989,308
OneMain Finance
6.625% 5/15/29	2,811,000	2,890,554
7.125% 9/15/32	947,000	981,584

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Financial Services (continued)
PennyMac Financial Services
144A 6.875% 5/15/32 #	1,915,000	$ 1,959,227
144A 6.875% 2/15/33 #	2,800,000	2,873,500

Rocket 144A 6.375% 8/1/33 #	3,860,000	3,954,379
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	825,000	830,683
144A 7.125% 8/10/34 #, μ, ψ	2,900,000	2,895,329

UWM Holdings 144A 6.625% 2/1/30 #	1,129,000	1,131,234
		45,643,676
Healthcare — 5.22%
1261229 BC 144A 10.00% 4/15/32 #	1,705,000	1,721,181
AthenaHealth Group 144A 6.50% 2/15/30 #	2,060,000	2,029,544
Avantor Funding 144A 3.875% 11/1/29 #	4,315,000	4,088,835
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	4,525,000	4,377,082
CHS
144A 4.75% 2/15/31 #	3,000,000	2,567,183
144A 5.25% 5/15/30 #	1,600,000	1,420,316
144A 6.125% 4/1/30 #	978,000	724,098
144A 6.875% 4/15/29 #	980,000	782,216
DaVita
144A 3.75% 2/15/31 #	2,425,000	2,207,249
144A 4.625% 6/1/30 #	1,475,000	1,414,225

IQVIA 144A 6.25% 6/1/32 #	2,000,000	2,054,936
LifePoint Health 144A 11.00% 10/15/30 #	1,730,000	1,910,692
Medline Borrower 144A 5.25% 10/1/29 #	2,925,000	2,904,334
Organon & Co. 144A 5.125% 4/30/31 #	4,595,000	3,991,611
Radiology Partners 144A 8.50% 7/15/32 #	1,265,000	1,269,529
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	3,180,000	3,188,084
Surgery Center Holdings 144A 7.25% 4/15/32 #	4,010,000	4,091,251
		40,742,366
Insurance — 3.71%
Ardonagh Finco 144A 7.75% 2/15/31 #	4,595,000	4,807,468
Howden UK Refinance
144A 7.25% 2/15/31 #	2,540,000	2,632,233
144A 8.125% 2/15/32 #	2,325,000	2,429,634
HUB International
144A 7.25% 6/15/30 #	1,880,000	1,966,048
144A 7.375% 1/31/32 #	3,810,000	3,988,892

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)

Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	5,715,000	$ 6,061,661
Panther Escrow Issuer 144A 7.125% 6/1/31 #	3,905,000	4,058,880
USI 144A 7.50% 1/15/32 #	2,845,000	3,005,484
		28,950,300
Leisure — 4.44%
Caesars Entertainment
144A 6.50% 2/15/32 #	1,900,000	1,950,808
144A 7.00% 2/15/30 #	2,675,000	2,771,854
144A 8.125% 7/1/27 #	3,850,000	3,853,561
Carnival
144A 5.75% 3/1/27 #	1,028,000	1,037,130
144A 5.875% 6/15/31 #	1,235,000	1,258,928
144A 6.00% 5/1/29 #	4,306,000	4,353,654
144A 6.125% 2/15/33 #	2,919,000	2,988,405

Life Time 144A 6.00% 11/15/31 #	4,075,000	4,142,543
Light & Wonder International 144A 7.25% 11/15/29 #	1,880,000	1,938,056
Mohegan Tribal Gaming Authority 144A 8.25% 4/15/30 #	1,041,000	1,075,294
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	4,964,000	5,028,870
Six Flags Entertainment 144A 6.625% 5/1/32 #	2,945,000	3,039,416
Voyager Parent 144A 9.25% 7/1/32 #	1,150,000	1,197,209
		34,635,728
Media — 8.14%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	4,400,000	3,433,694
AMC Networks
4.25% 2/15/29	2,099,000	1,683,534
144A 10.25% 1/15/29 #	1,835,000	1,903,813

Arches Buyer 144A 6.125% 12/1/28 #	2,374,000	2,185,520
CCO Holdings
144A 4.50% 8/15/30 #	2,924,000	2,789,509
144A 4.75% 2/1/32 #	3,290,000	3,122,710
144A 6.375% 9/1/29 #	6,850,000	6,992,181

Cimpress 144A 7.375% 9/15/32 #	2,850,000	2,723,894
CMG Media 144A 8.875% 6/18/29 #	4,406,000	4,164,389
CSC Holdings
144A 4.50% 11/15/31 #	3,015,000	2,124,188
144A 5.00% 11/15/31 #	2,381,000	1,113,118

Schedules of investments
Macquarie VIP High Income Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)

Cumulus Media New Holdings 144A 8.00% 7/1/29 #	3,871,000	$ 1,093,558
Directv Financing 144A 8.875% 2/1/30 #	805,000	790,099
Gray Media
144A 4.75% 10/15/30 #	5,150,000	3,901,125
144A 5.375% 11/15/31 #	5,459,000	4,098,051

McGraw-Hill Education 144A 7.375% 9/1/31 #	4,808,000	5,019,077
Midcontinent Communications 144A 8.00% 8/15/32 #	3,855,000	4,084,465
Snap 144A 6.875% 3/1/33 #	3,965,000	4,071,068
Stagwell Global 144A 5.625% 8/15/29 #	4,180,000	4,002,620
Univision Communications 144A 7.375% 6/30/30 #	4,225,000	4,155,309
		63,451,922
Real Estate — 0.73%
Brandywine Operating Partnership 8.875% 4/12/29	720,000	780,090
Outfront Media Capital 144A 7.375% 2/15/31 #	745,000	789,308
RHP Hotel Properties 144A 7.25% 7/15/28 #	760,000	787,202
Service Properties Trust 8.875% 6/15/32	795,000	818,125
Starwood Property Trust 144A 6.50% 7/1/30 #	1,251,000	1,292,952
Uniti Group 144A 10.50% 2/15/28 #	1,164,000	1,234,763
		5,702,440
Retail — 4.22%
Asbury Automotive Group 4.75% 3/1/30	4,450,930	4,312,722
Bath & Body Works 6.875% 11/1/35	6,070,000	6,303,829
Carvana
PIK 144A 9.00% 6/1/30 #, >	1,501,650	1,580,124
PIK 144A 9.00% 6/1/31 #, >>	1,499,819	1,778,248

eG Global Finance 144A 12.00% 11/30/28 #	690,000	762,436
Lithia Motors
144A 3.875% 6/1/29 #	1,666,000	1,590,171
144A 4.375% 1/15/31 #	1,271,000	1,209,426

Magnera 144A 7.25% 11/15/31 #	2,865,000	2,703,915
Murphy Oil USA 4.75% 9/15/29	985,000	968,924
PetSmart 144A 7.75% 2/15/29 #	5,149,000	5,008,546
Rakuten Group 144A 11.25% 2/15/27 #	1,440,000	1,566,892
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Retail (continued)

Victra Holdings 144A 8.75% 9/15/29 #	4,890,000	$ 5,129,023
		32,914,256
Services — 3.12%
Albion Financing 1 144A 7.00% 5/21/30 #	1,895,000	1,938,637
Avis Budget Car Rental 144A 5.75% 7/15/27 #	967,000	962,267
Herc Holdings
144A 7.00% 6/15/30 #	1,260,000	1,316,678
144A 7.25% 6/15/33 #	865,000	906,910

Resideo Funding 144A 6.50% 7/15/32 #	3,412,000	3,499,832
S&S Holdings 144A 8.375% 10/1/31 #	2,865,000	2,802,293
Staples 144A 10.75% 9/1/29 #	3,825,000	3,639,201
Waste Pro USA 144A 7.00% 2/1/33 #	1,950,000	2,029,205
White Cap Buyer 144A 6.875% 10/15/28 #	4,435,000	4,431,643
Williams Scotsman 144A 6.625% 4/15/30 #	2,725,000	2,832,831
		24,359,497
Technology & Electronics — 2.99%
Capstone Borrower 144A 8.00% 6/15/30 #	1,657,000	1,725,789
Cloud Software Group
144A 6.50% 3/31/29 #	1,950,000	1,969,418
144A 9.00% 9/30/29 #	3,730,000	3,869,709

CommScope 144A 8.25% 3/1/27 #	850,000	847,379
CommScope Technologies 144A 5.00% 3/15/27 #	1,275,000	1,242,939
Entegris
144A 4.75% 4/15/29 #	2,121,000	2,099,431
144A 5.95% 6/15/30 #	1,860,000	1,891,367

QXO Building Products 144A 6.75% 4/30/32 #	959,000	990,361
Seagate Data Storage Technology 144A 5.75% 12/1/34 #	2,155,000	2,150,108
UKG 144A 6.875% 2/1/31 #	5,160,000	5,357,112
Zebra Technologies 144A 6.50% 6/1/32 #	1,120,000	1,152,426
		23,296,039
Telecommunications — 6.11%
Connect Finco 144A 9.00% 9/15/29 #	4,480,000	4,508,573
Consolidated Communications 144A 6.50% 10/1/28 #	9,238,000	9,425,376

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)
Frontier Communications Holdings
5.875% 11/1/29	1,011,498	$ 1,022,382
144A 6.00% 1/15/30 #	8,965,000	9,088,295
144A 6.75% 5/1/29 #	3,287,000	3,332,282

Iliad Holding 144A 8.50% 4/15/31 #	5,850,000	6,262,571
Rogers Communications 7.125% 4/15/55 μ	3,405,000	3,453,059
Sable International Finance 144A 7.125% 10/15/32 #	4,100,000	4,114,461
Vmed O2 UK Financing I 144A 7.75% 4/15/32 #	3,770,000	3,922,297
VZ Secured Financing 144A 5.00% 1/15/32 #	2,805,000	2,497,708
		47,627,004
Total Non-Electric Utilities — 0.15%
AmeriGas Partners 144A 9.50% 6/1/30 #	1,155,000	1,199,171
		1,199,171
Transportation — 0.52%
Genesee & Wyoming 144A 6.25% 4/15/32 #	4,005,000	4,091,600
		4,091,600
Total Corporate Bonds (cost $589,436,019)		595,029,513

Loan Agreements — 7.27%
Automotive — 0.45%
Clarios Global 7.077% (SOFR01M + 2.75%) 1/28/32 •	1,510,000	1,510,944
Tenneco Tranche B 9.422% (SOFR03M + 5.10%) 11/17/28 •	2,004,340	1,965,089
		3,476,033
Basic Industry — 0.89%
Form Technologies 10.019% (SOFR03M + 5.75%) 7/19/30 •	1,772,000	1,643,530
Hunter Douglas Holding Tranche B-1 7.546% (SOFR03M + 3.25%) 1/17/32 •	1,838,169	1,829,361
Ineos Quattro Holdings UK Tranche B 8.577% (SOFR01M + 4.25%) 10/1/31 •	1,945,125	1,774,926
Usalco 8.327% (SOFR01M + 4.00%) 9/30/31 •	1,695,874	1,706,473
		6,954,290
	Principalamount°	Value (US $)

Loan Agreements (continued)
Capital Goods — 1.19%
Clydesdale Acquisition Holdings
7.577% (SOFR01M + 3.25%) 4/1/32 •	9,492	$ 284
Tranche B 7.577% (SOFR01M + 3.25%) 4/1/32 •	542,947	541,444

Lsf12 Crown US Commercial Bidco 8.579% (SOFR01M + 4.25%) 12/2/31 •	2,226,000	2,240,607
SPX Flow Tranche B 7.327% (SOFR01M + 3.00%) 4/5/29 •	2,565,000	2,576,022
SunSource Borrower 8.427% (SOFR01M + 4.10%) 3/25/31 •	3,974,688	3,920,862
		9,279,219
Healthcare — 1.76%
Bausch & Lomb 8.571% (SOFR01M + 4.25%) 1/15/31 •	3,845,795	3,845,315
Cotiviti 7.625% 5/1/31	3,918,000	3,942,488
Heartland Dental 8.827% (SOFR01M + 4.50%) 4/28/28 •	5,920,063	5,932,222
		13,720,025
Leisure — 0.75%
Scientific Games Holdings 7.285% (SOFR03M + 3.00%) 4/4/29 •	5,865,227	5,864,617
		5,864,617
Media — 0.19%
DirectV Financing Tranche B 9.827% (SOFR01M + 5.50%) 2/17/31 •	1,146,800	1,100,928
Univision Communications 1st Lien 8.546% (SOFR03M + 4.25%) 6/24/29 •	340,129	341,405
		1,442,333
Retail — 0.28%
Flynn Restaurant Group 8.077% (SOFR01M + 3.75%) 1/28/32 •	2,210,460	2,210,460
		2,210,460
Technology & Electronics — 1.76%
Applied Systems 2nd Lien 8.796% (SOFR03M + 4.50%) 2/23/32 •	3,716,000	3,821,092
Clover Holdings 2 7.75% 12/9/31	4,480,000	4,530,400
Commscope 9.577% (SOFR01M + 5.25%) 12/17/29 •	3,855,000	3,908,488
Icon Parent I 9.205% (SOFR06M + 5.00%) 11/12/32 •	1,442,000	1,458,673
		13,718,653
Total Loan Agreements (cost $56,534,602)		56,665,630

Schedules of investments
Macquarie VIP High Income Series
	Number of shares	Value (US $)
Common Stocks — 0.55%♣
Consumer Discretionary — 0.35%
ASG Warrant =, †, π	1,200	$ 0
Studio City International Holdings †, π	581,459	1,846,132
Studio City International Holdings ADR †	271,628	862,419
		2,708,551
Energy — 0.05%
BIS Industries Holdings =, †, π	1,604,602	0
Foresight Energy =, †	185,515	435,498
Sabine Oil & Gas Holdings =, †	263	326
Westmoreland Coal =, †, π	573	429
		436,253
Financials — 0.15%
New Cotai =, †, π	3,072,567	1,146,256
		1,146,256
Total Common Stocks (cost $39,312,843)		4,291,060

Exchange-Traded Funds — 4.14%
Invesco Senior Loan ETF	424,157	8,873,364
iShares iBoxx High Yield Corporate Bond ETF	290,000	23,388,500
Total Exchange-Traded Funds (cost $33,375,158)		32,261,864

Short-Term Investments — 5.09%
Money Market Mutual Funds — 5.09%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	9,925,675	9,925,675
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	9,925,675	9,925,675
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	9,925,675	9,925,675
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	9,925,675	9,925,675
Total Short-Term Investments (cost $39,702,700)		39,702,700
Total Value of Securities—99.46% (cost $806,668,996)		$775,625,817

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $575,205,098, which represents 73.76% of the Series’ net assets. See Note 10 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
>>	PIK. 100% of the income received was in the form of principal.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
X	This loan will settle after June 30, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2025, the aggregate value of restricted securities was $6,541,747, which represented 0.84% of the Fund’s net assets. See Note 8 in “Notes to financial statements” and the table on the next page for additional details on restricted securities.

Restricted Securities
Investments	Date of Acquisition	Cost	Value
ASG Warrant	5/30/18	$72,000	$0
BIS Industries Holdings	12/22/17	151,020	0
New Cotai	9/29/20	28,520,069	1,146,256
New Cotai PIK	2/7/22	3,758,412	3,548,930
Studio City International Holdings	8/5/20	3,522,480	1,846,132
Westmoreland Coal	3/15/19	429	429
Total		$36,024,410	$6,541,747
Unfunded Loan Commitments
The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at June 30, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Clydesdale Acquisition Holdings TBD 4/1/32 X	$9,492	$9,182	$9,207	$(25)
Usalco TBD 9/30/31 X	175,604	176,702	175,605	1,097
Total	$185,096	$185,884	$184,812	$1,072
Summary of abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
ETF – Exchange-Traded Fund
LLC – Limited Liability Corporation
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie VIP International Core Equity Series
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.07%Δ
Austria — 1.78%
Mondi	869,940	$ 14,204,095
		14,204,095
Brazil — 4.63%
Banco do Brasil	1,367,520	5,580,225
MercadoLibre †	9,031	23,603,692
Vale ADR	797,874	7,747,357
		36,931,274
Canada — 1.47%
Descartes Systems Group †	115,267	11,709,113
		11,709,113
China — 5.89%
China Merchants Bank Class H	1,848,000	12,912,541
Eastroc Beverage Group Class A	282,600	12,385,811
Midea Group Class A	1,030,090	10,379,247
Tencent Holdings	175,700	11,258,301
		46,935,900
Denmark — 1.59%
Ascendis Pharma ADR †	34,672	5,984,387
Novo Nordisk Class B	96,859	6,722,592
		12,706,979
France — 4.44%
Airbus	85,213	17,792,765
Hermes International	1,566	4,240,896
L'Oreal	18,525	7,923,395
Vinci	37,273	5,492,607
		35,449,663
Germany — 13.28%
BioNTech ADR †	44,204	4,706,400
Deutsche Telekom	643,119	23,461,696
Heidelberg Materials	89,255	20,969,760
KION Group	218,407	12,153,554
SAP	62,767	19,086,678
Siemens	46,877	12,018,364
Siemens Healthineers 144A #	243,819	13,515,942
		105,912,394
Hong Kong — 1.59%
Prudential	1,013,995	12,702,116
		12,702,116
India — 6.32%
Axis Bank	1,009,990	14,122,901
Bharti Airtel	662,559	15,525,636
HDFC Bank	599,235	13,985,178
NTPC	1,733,234	6,768,425
		50,402,140
Ireland — 2.89%
Experian	309,664	15,948,262
	Number of shares	Value (US $)
Common StocksΔ (continued)
Ireland (continued)
ICON †	48,641	$ 7,074,833
		23,023,095
Japan — 14.18%
Makita	505,000	15,615,881
Marubeni	683,600	13,828,178
Mitsubishi UFJ Financial Group	1,237,800	17,044,946
Nintendo	176,000	16,963,856
Renesas Electronics	1,225,600	15,225,849
Seven & i Holdings	557,800	8,998,086
Shin-Etsu Chemical	243,700	8,075,667
Tokio Marine Holdings	191,122	8,110,458
Tokyo Electron	47,900	9,207,125
		113,070,046
Netherlands — 6.67%
Adyen 144A #, †	9,250	16,980,385
ASML Holding	10,305	8,225,234
ING Groep	868,665	19,058,941
Shell	253,953	8,971,327
		53,235,887
Norway — 0.98%
Orkla	715,566	7,780,824
		7,780,824
Singapore — 3.60%
Grab Holdings Class A †	2,318,656	11,662,840
Sea ADR †	106,423	17,021,294
		28,684,134
South Korea — 3.86%
KB Financial Group	96,685	7,944,848
SK Hynix	105,641	22,856,529
		30,801,377
Spain — 1.80%
Banco Bilbao Vizcaya Argentaria	932,828	14,345,157
		14,345,157
Switzerland — 3.22%
Alcon	200,462	17,696,785
Cie Financiere Richemont Class A	42,548	8,014,114
		25,710,899
Taiwan — 4.49%
Taiwan Semiconductor Manufacturing	986,000	35,778,447
		35,778,447
United Kingdom — 10.60%
AstraZeneca ADR	121,365	8,480,986
BAE Systems	557,691	14,441,432
Compass Group	389,874	13,202,411
Diageo	403,690	10,129,406

	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Flutter Entertainment †	48,788	$ 13,941,659
Haleon	2,932,723	15,071,855
Melrose Industries	1,267,912	9,238,040
		84,505,789
United States — 2.79%
Freshworks Class A †	646,803	9,643,833
Lululemon Athletica †	27,571	6,550,318
Schlumberger	102,779	3,473,930
Spotify Technology †	3,400	2,608,956
		22,277,037
Total Common Stocks (cost $645,056,251)		766,166,366

Short-Term Investments — 3.93%
Money Market Mutual Funds — 3.93%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	7,842,826	7,842,826
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	7,842,827	7,842,827
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	7,842,826	7,842,826
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	7,842,827	7,842,827
Total Short-Term Investments (cost $31,371,306)		31,371,306
Total Value of Securities—100.00% (cost $676,427,557)		$797,537,672
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $30,496,327, which represents 3.82% of the Series’ net assets. See Note 10 in “Notes to financial statements.”
Summary of abbreviations:
ADR – American Depositary Receipt

Schedules of investments
Macquarie VIP Mid Cap Growth Series
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.06%♣
Communication Services — 3.01%
Pinterest Class A †	165,666	$ 5,940,783
Trade Desk Class A †	80,162	5,770,862
		11,711,645
Consumer Discretionary — 16.82%
Boot Barn Holdings †	35,060	5,329,120
Dutch Bros Class A †	54,330	3,714,542
Expedia Group	34,475	5,815,243
Floor & Decor Holdings Class A †	96,613	7,338,724
On Holding Class A †	131,588	6,849,155
Pool	23,866	6,956,462
Royal Caribbean Cruises	38,198	11,961,322
SharkNinja †	64,861	6,420,590
Tapestry	56,522	4,963,197
Tractor Supply	116,872	6,167,335
		65,515,690
Consumer Staples — 1.16%
Casey's General Stores	8,833	4,507,215
		4,507,215
Financials — 9.62%
Blue Owl Capital	305,615	5,870,864
Brown & Brown	51,428	5,701,822
Corpay †	22,389	7,429,118
Kinsale Capital Group	12,325	5,964,068
LPL Financial Holdings	21,145	7,928,741
Toast Class A †	102,734	4,550,089
		37,444,702
Healthcare — 16.38%
Align Technology †	29,501	5,585,424
Alnylam Pharmaceuticals †	19,527	6,367,559
Bio-Techne	101,321	5,212,966
Edwards Lifesciences †	56,145	4,391,100
IDEXX Laboratories †	25,402	13,624,109
Inspire Medical Systems †	26,227	3,403,478
Insulet †	31,819	9,996,893
Ionis Pharmaceuticals †	80,419	3,177,355
Veeva Systems Class A †	26,114	7,520,310
Waystar Holding †	110,782	4,527,660
		63,806,854
Industrials — 20.30%
Booz Allen Hamilton Holding	37,548	3,909,873
BWX Technologies	34,888	5,025,965
Copart †	87,880	4,312,272
EMCOR Group	1,170	625,821
Fastenal	233,521	9,807,882
Generac Holdings †	45,381	6,499,013
HEICO Class A	31,862	8,244,292
Howmet Aerospace	47,833	8,903,156
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Kratos Defense & Security Solutions †	44,600	$ 2,071,670
Lincoln Electric Holdings	31,837	6,600,447
Old Dominion Freight Line	29,546	4,795,316
Paylocity Holding †	26,840	4,863,140
Quanta Services	3,124	1,181,122
Rollins	113,948	6,428,946
SPX Technologies †	3,641	610,523
Trex †	95,368	5,186,112
		79,065,550
Information Technology — 25.68%
Appfolio Class A †	3,359	773,511
AppLovin Class A †	12,222	4,278,678
Bentley Systems Class B	77,125	4,162,436
CDW	25,946	4,633,696
Clearwater Analytics Holdings Class A †	149,409	3,276,539
Cloudflare Class A †	51,077	10,002,409
Coherent †	69,132	6,167,266
CyberArk Software †	12,241	4,980,618
Datadog Class A †	68,956	9,262,859
HubSpot †	12,465	6,938,393
Itron †	33,678	4,433,035
Lattice Semiconductor †	42,857	2,099,564
MACOM Technology Solutions Holdings †	33,764	4,838,044
Manhattan Associates †	10,151	2,004,518
Monday.com †	15,219	4,786,071
Monolithic Power Systems	10,768	7,875,500
Novanta †	45,214	5,829,441
Snowflake Class A †	34,725	7,770,413
Tyler Technologies †	9,965	5,907,651
		100,020,642
Materials — 1.72%
Martin Marietta Materials	12,191	6,692,371
		6,692,371
Real Estate — 3.37%
CoStar Group †	163,132	13,115,813
		13,115,813
Total Common Stocks (cost $333,988,749)		381,880,482

Short-Term Investments — 1.55%
Money Market Mutual Funds — 1.55%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	1,506,885	1,506,885

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	1,506,885	$ 1,506,885
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	1,506,885	1,506,885
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	1,506,885	1,506,885
Total Short-Term Investments (cost $6,027,540)		6,027,540
Total Value of Securities—99.61% (cost $340,016,289)		$387,908,022
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie VIP Natural Resources Series
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.97%♣
Consumer Staples — 3.10%
Bunge Global	19,357	$ 1,553,980
Darling Ingredients †	20,428	775,038
		2,329,018
Energy — 30.87%
ARC Resources	101,050	2,130,454
Chord Energy	7,383	715,044
DHT Holdings	79,770	862,314
Diamondback Energy	5,149	707,473
Expand Energy	23,460	2,743,412
Helmerich & Payne	46,647	707,169
HF Sinclair	35,303	1,450,247
Kimbell Royalty Partners	148,471	2,072,655
Parex Resources	83,888	856,899
Permian Resources	60,050	817,881
Shell	138,391	4,850,690
Tourmaline Oil	31,776	1,533,088
Unit	39,799	1,039,152
Valero Energy	20,334	2,733,296
		23,219,774
Industrials — 2.04%
Arcosa	17,681	1,533,119
		1,533,119
Information Technology — 1.79%
First Solar †	8,133	1,346,337
		1,346,337
Materials — 61.17%
Alcoa	55,475	1,637,067
Anglo American	70,670	2,085,611
Canfor †	70,823	735,405
CF Industries Holdings	32,170	2,959,640
China Metal Recycling Holdings =, †	1,900,000	0
Coeur Mining †	127,328	1,128,126
Corteva	33,496	2,496,457
CRH	24,998	2,303,122
Endeavour Mining	48,601	1,486,347
ERO Copper †	150,917	2,548,993
Hudbay Minerals	321,464	3,410,733
International Paper	52,996	2,481,803
Louisiana-Pacific	10,370	891,716
Metallus †	79,734	1,228,701
Methanex	37,858	1,253,100
MP Materials †	40,407	1,344,341
Newmont	52,683	3,069,311
Nutrien	59,055	3,439,363
SSR Mining †	100,638	1,283,703
Steel Dynamics	21,617	2,767,192
Titan	18,476	835,730
Titan America †	65,675	819,624
Valterra Platinum †	27,290	1,198,739
West Fraser Timber	23,080	1,692,505
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Materials (continued)
Wheaton Precious Metals	32,401	$ 2,909,610
		46,006,939
Total Common Stocks (cost $74,578,580)		74,435,187

Short-Term Investments — 1.01%
Money Market Mutual Funds — 1.01%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	190,526	190,526
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	190,525	190,525
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	190,525	190,525
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	190,526	190,526
Total Short-Term Investments (cost $762,102)		762,102
Total Value of Securities—99.98% (cost $75,340,682)		$75,197,289
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Science and Technology Series
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.94%♣
Communication Services — 13.27%
Meta Platforms Class A	72,857	$ 53,775,023
Netflix †	12,898	17,272,099
Take-Two Interactive Software †	62,881	15,270,651
ZoomInfo Technologies †	852,009	8,622,331
		94,940,104
Consumer Discretionary — 11.60%
Amazon.com †	125,371	27,505,144
DoorDash Class A †	51,919	12,798,553
DraftKings Class A †	270,184	11,588,192
MercadoLibre †	6,394	16,711,550
SharkNinja †	145,583	14,411,261
		83,014,700
Financials — 1.45%
Coinbase Global Class A †	29,510	10,342,960
		10,342,960
Healthcare — 4.00%
Alnylam Pharmaceuticals †	21,653	7,060,827
Boston Scientific †	113,445	12,185,127
Intuitive Surgical †	17,203	9,348,282
		28,594,236
Industrials — 5.08%
Copart †	115,599	5,672,443
Howmet Aerospace	75,723	14,094,322
Uber Technologies †	177,603	16,570,360
		36,337,125
Information Technology — 62.07%
Advanced Micro Devices †	130,729	18,550,445
Analog Devices	31,990	7,614,260
Arista Networks †	138,258	14,145,176
ASML Holding	19,095	15,302,542
Broadcom	127,618	35,177,902
Cadence Design Systems †	45,439	14,002,028
CDW	109,969	19,639,364
HubSpot †	10,130	5,638,662
Intuit	19,609	15,444,637
Lam Research	199,990	19,467,026
Micron Technology	136,375	16,808,219
Microsoft	79,247	39,418,250
Monday.com †	27,995	8,803,868
NVIDIA	352,443	55,682,469
SAP ADR	81,778	24,868,690
Seagate Technology Holdings	384,768	55,533,565
Shopify Class A †	105,936	12,219,717
Snowflake Class A †	38,922	8,709,576
Taiwan Semiconductor Manufacturing ADR	154,053	34,891,464
Unity Software †	376,988	9,123,110
Zebra Technologies Class A †	42,054	12,967,771
		444,008,741
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Real Estate — 0.47%
Equinix	4,242	$ 3,374,384
		3,374,384
Total Common Stocks (cost $448,981,652)		700,612,250

Short-Term Investments — 2.15%
Money Market Mutual Funds — 2.15%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	3,841,793	3,841,793
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	3,841,793	3,841,793
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	3,841,793	3,841,793
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	3,841,791	3,841,791
Total Short-Term Investments (cost $15,367,170)		15,367,170
Total Value of Securities—100.09% (cost $464,348,822)		$715,979,420
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie VIP Small Cap Growth Series
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.98%♣
Communication Services — 2.12%
IMAX †	144,205	$ 4,031,972
		4,031,972
Consumer Discretionary — 12.20%
Brinker International †	13,464	2,427,963
Cheesecake Factory	13,964	874,984
Dorman Products †	21,451	2,631,394
Genius Sports †	145,052	1,508,541
Life Time Group Holdings †	58,767	1,782,403
Modine Manufacturing †	16,898	1,664,453
Ollie's Bargain Outlet Holdings †	28,780	3,792,628
OneSpaWorld Holdings	69,958	1,426,444
Sportradar Group Class A †	74,532	2,092,859
Universal Technical Institute †	148,933	5,047,339
		23,249,008
Consumer Staples — 3.48%
Chefs' Warehouse †	45,301	2,890,657
PriceSmart	7,279	764,586
Vital Farms †	77,225	2,974,707
		6,629,950
Energy — 1.06%
Gulfport Energy †	10,007	2,013,108
		2,013,108
Financials — 8.04%
Goosehead Insurance Class A	11,046	1,165,464
Hamilton Lane Class A	13,528	1,922,599
Houlihan Lokey	15,725	2,829,714
Palomar Holdings †	23,101	3,563,329
Remitly Global †	46,913	880,557
Seacoast Banking	14,273	394,220
Western Alliance Bancorp	30,614	2,387,280
WisdomTree	190,380	2,191,274
		15,334,437
Healthcare — 22.84%
ADMA Biologics †	146,967	2,676,269
Alphatec Holdings †	91,003	1,010,133
ANI Pharmaceuticals †	45,201	2,949,365
Axsome Therapeutics †	19,012	1,984,663
CareDx †	59,167	1,156,123
Caris Life Sciences †	14,553	388,856
Catalyst Pharmaceuticals †	102,226	2,218,304
Encompass Health	32,193	3,947,827
GeneDx Holdings †	34,365	3,172,233
Guardant Health †	5,650	294,026
Halozyme Therapeutics †	25,194	1,310,592
Harmony Biosciences Holdings †	15,072	476,275
HealthEquity †	17,525	1,835,919
Hims & Hers Health †	15,747	784,988
Insmed †	13,359	1,344,450
Integer Holdings †	29,875	3,673,729
Mirum Pharmaceuticals †	51,600	2,625,924
PROCEPT BioRobotics †	16,377	943,315
Tarsus Pharmaceuticals †	92,419	3,743,894
TransMedics Group †	10,599	1,420,372
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Travere Therapeutics †	67,605	$ 1,000,554
Veracyte †	55,691	1,505,328
Vericel †	72,196	3,071,940
		43,535,079
Industrials — 24.03%
AAR †	37,559	2,583,684
ACV Auctions Class A †	190,965	3,097,452
AeroVironment †	5,792	1,650,430
American Superconductor †	109,360	4,012,418
ATI †	37,154	3,207,876
CBIZ †	49,450	3,546,060
Chart Industries †	16,478	2,713,103
Clean Harbors †	9,853	2,277,817
Construction Partners Class A †	35,270	3,748,496
Everus Construction Group †	49,174	3,124,024
ExlService Holdings †	38,675	1,693,578
Federal Signal	10,251	1,090,911
Flowserve	44,382	2,323,398
FTAI Aviation	18,003	2,071,065
Huron Consulting Group †	16,158	2,222,371
Kirby †	13,591	1,541,355
Leonardo DRS	59,681	2,773,973
Mercury Systems †	18,532	998,134
SkyWest †	11,040	1,136,789
		45,812,934
Information Technology — 23.30%
Advanced Energy Industries	19,979	2,647,218
Agilysys †	17,121	1,962,751
AvePoint †	183,295	3,539,426
Clearwater Analytics Holdings Class A †	129,130	2,831,821
CyberArk Software †	2,389	972,036
Descartes Systems Group †	20,538	2,087,585
Intapp †	25,679	1,325,550
Itron †	25,747	3,389,078
Lumentum Holdings †	40,003	3,802,685
MACOM Technology Solutions Holdings †	20,123	2,883,425
OSI Systems †	24,886	5,595,866
Rambus †	13,661	874,577
Rubrik Class A †	20,958	1,877,627
SailPoint †	83,839	1,916,560
Silicon Laboratories †	23,691	3,491,106
SoundHound AI Class A †	66,685	715,530
Synaptics †	25,131	1,628,991
Vertex Class A †	53,442	1,888,373
Workiva †	14,468	990,335
		44,420,540

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Materials — 0.91%
Knife River †	21,190	$ 1,729,952
		1,729,952
Total Common Stocks (cost $156,963,230)		186,756,980

Exchange-Traded Fund — 1.02%
iShares Russell 2000 Growth ETF	6,807	1,945,849
Total Exchange-Traded Fund (cost $1,879,075)		1,945,849

Short-Term Investments — 1.48%
Money Market Mutual Funds — 1.48%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	706,294	706,294
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	706,294	706,294
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	706,294	706,294
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	706,294	706,294
Total Short-Term Investments (cost $2,825,176)		2,825,176
Total Value of Securities—100.48% (cost $161,667,481)		$191,528,005
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ETF – Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie VIP Smid Cap Core Series
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.74%♣
Communication Services — 2.36%
IMAX †	50,634	$ 1,415,726
Interpublic Group	43,575	1,066,716
Nexstar Media Group	4,885	844,861
Yelp †	24,325	833,618
		4,160,921
Consumer Discretionary — 9.01%
Aramark	38,367	1,606,426
BorgWarner	31,437	1,052,511
Brinker International †	8,399	1,514,592
Dick's Sporting Goods	12,909	2,553,529
KB Home	11,501	609,208
La-Z-Boy	21,744	808,225
Life Time Group Holdings †	25,386	769,957
Malibu Boats Class A †	17,352	543,812
Steven Madden	34,811	834,768
Taylor Morrison Home †	12,603	774,076
Texas Roadhouse	10,345	1,938,756
Toll Brothers	10,332	1,179,191
Wendy's	48,565	554,612
YETI Holdings †	35,478	1,118,267
		15,857,930
Consumer Staples — 3.80%
BJ's Wholesale Club Holdings †	21,664	2,336,029
Casey's General Stores	6,646	3,391,254
J & J Snack Foods	8,489	962,738
		6,690,021
Energy — 3.74%
Expand Energy	20,122	2,353,067
International Seaways	10,980	400,550
Liberty Energy	137,287	1,576,055
Permian Resources	165,165	2,249,547
		6,579,219
Financials — 17.24%
Axis Capital Holdings	30,331	3,148,965
Columbia Banking System	85,164	1,991,134
East West Bancorp	36,210	3,656,486
Essent Group	24,168	1,467,723
Hamilton Lane Class A	7,332	1,042,024
Kemper	36,624	2,363,713
Old National Bancorp	96,113	2,051,051
Pinnacle Financial Partners	22,659	2,501,780
Reinsurance Group of America	11,997	2,379,725
SouthState	24,238	2,230,623
Stifel Financial	20,300	2,106,734
Synovus Financial	16,941	876,697
Webster Financial	53,112	2,899,915
WSFS Financial	29,914	1,645,270
		30,361,840
Healthcare — 12.83%
Amicus Therapeutics †	71,173	407,821
Axsome Therapeutics †	12,166	1,270,009
Bio-Techne	19,595	1,008,163
Blueprint Medicines †	12,068	1,546,876
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Encompass Health	16,112	$ 1,975,815
Exact Sciences †	22,776	1,210,317
Glaukos †	10,522	1,086,817
Halozyme Therapeutics †	25,249	1,313,453
Insmed †	22,923	2,306,971
Inspire Medical Systems †	6,037	783,421
Lantheus Holdings †	13,842	1,133,106
Ligand Pharmaceuticals †	12,265	1,394,285
Natera †	8,709	1,471,298
Neurocrine Biosciences †	13,667	1,717,805
OmniAb 12.5 =, †	3,815	0
OmniAb 15 =, †	3,815	0
Repligen †	9,128	1,135,341
Supernus Pharmaceuticals †	29,494	929,651
TransMedics Group †	9,930	1,330,719
Ultragenyx Pharmaceutical †	15,607	567,471
		22,589,339
Industrials — 23.30%
ABM Industries	25,549	1,206,168
API Group †	17,970	917,369
Applied Industrial Technologies	5,644	1,311,948
Arcosa	17,894	1,551,589
ATI †	316	27,283
Atkore	4,219	297,650
Boise Cascade	14,422	1,252,118
Carlisle	2,396	894,666
Casella Waste Systems Class A †	13,162	1,518,632
Chart Industries †	6,549	1,078,293
Clean Harbors †	7,431	1,717,899
ExlService Holdings †	52,138	2,283,123
Federal Signal	19,037	2,025,918
FTAI Aviation	3,299	379,517
Gates Industrial †	51,018	1,174,945
Graco	15,917	1,368,384
Kadant	3,707	1,176,787
KBR	27,098	1,299,078
Kirby †	19,421	2,202,536
Knight-Swift Transportation Holdings	27,690	1,224,729
Lincoln Electric Holdings	10,131	2,100,359
Quanta Services	2,386	902,099
Regal Rexnord	8,002	1,159,970
Saia †	1,852	507,429
SPX Technologies †	3,867	648,419
Tecnoglass	10,490	811,506
Tetra Tech	39,413	1,417,291
UL Solutions Class A	12,883	938,655
WESCO International	11,816	2,188,323
WillScot Holdings	53,700	1,471,380
WNS Holdings †	25,866	1,635,766
XPO †	6,295	794,996
Zurn Elkay Water Solutions	41,969	1,534,806
		41,019,631

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology — 13.53%
ASGN †	15,469	$ 772,367
Astera Labs †	9,684	875,627
Box Class A †	26,715	912,852
Coherent †	25,735	2,295,819
Dynatrace †	27,021	1,491,829
Guidewire Software †	13,330	3,138,549
MACOM Technology Solutions Holdings †	14,669	2,101,921
Procore Technologies †	16,785	1,148,430
PTC †	5,015	864,285
Q2 Holdings †	20,802	1,946,859
Rapid7 †	17,290	399,918
Rubrik Class A †	8,072	723,170
Semtech †	52,044	2,349,266
Silicon Laboratories †	9,895	1,458,127
SPS Commerce †	5,960	811,096
Varonis Systems †	36,846	1,869,935
Workiva †	9,706	664,376
		23,824,426
Materials — 4.07%
Carpenter Technology	2,531	699,518
Huntsman	89,762	935,320
Kaiser Aluminum	14,937	1,193,467
Minerals Technologies	31,760	1,749,023
Reliance	8,258	2,592,186
		7,169,514
Real Estate — 6.08%
Brixmor Property Group	66,472	1,730,931
Camden Property Trust	17,687	1,993,148
First Industrial Realty Trust	35,444	1,705,920
Healthpeak Properties	76,498	1,339,480
Jones Lang LaSalle †	5,373	1,374,306
Kite Realty Group Trust	67,898	1,537,889
Terreno Realty	18,403	1,031,856
		10,713,530
Utilities — 1.78%
Black Hills	25,076	1,406,763
Spire	23,625	1,724,389
		3,131,152
Total Common Stocks (cost $155,098,712)		172,097,523

	Number of shares	Value (US $)

Short-Term Investments — 2.38%
Money Market Mutual Funds — 2.38%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	1,045,802	$ 1,045,802
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	1,045,805	1,045,805
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	1,045,803	1,045,803
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	1,045,805	1,045,805
Total Short-Term Investments (cost $4,183,215)		4,183,215
Total Value of Securities—100.12% (cost $159,281,927)		$176,280,738
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Ivy Variable Insurance Portfolios
June 30, 2025 (Unaudited)
	Macquarie VIP Asset Strategy Seriesφ	Macquarie VIP Balanced Series	Macquarie VIP Energy Series	Macquarie VIP Growth Series
Assets:
Investments, at value*	$543,908,152	$222,918,198	$71,754,607	$607,257,860
Bullion, at value‡	35,280,782	—	—	—
Foreign currencies, at valueΔ	460,110	—	—	—
Cash	354,655	111,295	—	—
Cash collateral due from brokers	923,372	322,115	—	—
Receivable for securities sold	1,573,758	82,750	—	28,189,291
Dividend and interest receivable	1,491,692	555,635	77,696	214,089
Foreign tax reclaims receivable	223,228	14,820	28,234	24,055
Variation margin due from broker on futures contracts	126,923	42,774	—	—
Receivable for series shares sold	25,600	7	54,932	7,124
Variation margin due from broker on centrally cleared credit default swap contracts	9,070	3,563	—	—
Prepaid expenses	5,126	864	123	2,643
Due from brokers on centrally cleared derivatives	1,020	991	—	—
Unrealized appreciation on unfunded loan commitments**	136	56	—	—
Other assets	—	—	—	642
Total Assets	584,383,624	224,053,068	71,915,592	635,695,704
Liabilities:
Due to custodian	—	—	133	—
Payable for securities purchased	3,778,950	1,115,302	—	26,584,484
Payable for series shares redeemed	550,228	205,499	1,057	549,449
Accrued capital gains taxes on appreciated securities	495,024	—	—	—
Investment management fees payable to affiliates	246,620	121,312	39,919	342,082
Distribution fees payable to affiliates	117,077	44,867	14,497	122,172
Accounting and administration expenses payable to affiliates	35,118	17,008	15,035	35,734
Other accrued expenses	32,254	4,719	528	27,453
Trustees' fees payable to non-affiliates	—	35,834	3,798	86,066
Audit and tax fees payable	—	24,151	14,841	15,997
Total Liabilities	5,255,271	1,568,692	89,808	27,763,437
Total Net Assets	$579,128,353	$222,484,376	$71,825,784	$607,932,267

Net Assets Consist of:
Paid-in capital	$481,237,027	$179,193,554	$87,400,886	$283,020,813
Total distributable earnings (loss)	97,891,326	43,290,822	(15,575,102)	324,911,454
Total Net Assets	$579,128,353	$222,484,376	$71,825,784	$607,932,267

	Macquarie VIP Asset Strategy Seriesφ	Macquarie VIP Balanced Series	Macquarie VIP Energy Series	Macquarie VIP Growth Series
Net Asset Value

Standard Class:
Net assets	$491,720	$—	$610,630	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	49,221	—	131,341	—
Net asset value per share	$9.99	$—	$4.65	$—

Service Class:
Net assets	$578,636,633	$222,484,376	$71,215,154	$607,932,267
Shares of beneficial interest outstanding, unlimited authorization, no par	58,145,687	35,796,512	15,217,424	66,867,963
Net asset value per share	$9.95	$6.22	$4.68	$9.09
*Investments, at cost	$482,938,531	$184,430,119	$72,293,887	$367,837,939
‡Bullion, at cost	12,870,226	—	—	—
ΔForeign currencies, at cost	463,970	—	—	—
**See Note 10 in “Notes to financial statements.”
φConsolidated statement of assets and liabilities.
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Ivy Variable Insurance Portfolios
	Macquarie VIP High Income Series	Macquarie VIP International Core Equity Series	Macquarie VIP Mid Cap Growth Series	Macquarie VIP Natural Resources Series
Assets:
Investments, at value*	$775,625,817	$797,537,672	$387,908,022	$75,197,289
Foreign currencies, at valueΔ	—	329,518	—	—
Cash	248,793	66,723	—	—
Dividend and interest receivable	12,090,227	619,333	70,408	99,139
Receivable for series shares sold	165,194	6,144	94,662	23,550
Receivable for securities sold	22,045	—	4,492,784	122,688
Foreign tax reclaims receivable	7,601	1,909,875	—	35,253
Prepaid expenses	2,891	3,487	1,205	176
Unrealized appreciation on unfunded loan commitments**	1,097	—	—	—
Other assets	581	1,479	—	—
Total Assets	788,164,246	800,474,231	392,567,081	75,478,095
Liabilities:
Due to custodian	—	—	—	117,404
Payable for securities purchased	7,272,786	—	2,420,183	—
Investment management fees payable to affiliates	391,693	512,668	245,366	49,915
Payable for series shares redeemed	388,940	409,426	320,655	37,959
Distribution fees payable to affiliates	155,854	59,666	77,209	15,396
Accounting and administration expenses payable to affiliates	37,076	—	26,162	14,817
Trustees' fees payable to non-affiliates	30,853	43,589	16,910	13,895
Audit and tax fees payable	23,642	—	16,192	16,684
Other accrued expenses	12,052	32,397	19,452	3,155
Unrealized depreciation on unfunded loan commitments**	25	—	—	—
Accrued capital gains taxes on appreciated securities	—	1,880,874	—	—
Total Liabilities	8,312,921	2,938,620	3,142,129	269,225
Total Net Assets	$779,851,325	$797,535,611	$389,424,952	$75,208,870

Net Assets Consist of:
Paid-in capital	$994,920,471	$635,431,646	$357,942,680	$113,817,106
Total distributable earnings (loss)	(215,069,146)	162,103,965	31,482,272	(38,608,236)
Total Net Assets	$779,851,325	$797,535,611	$389,424,952	$75,208,870

Net Asset Value

Standard Class:
Net assets	$15,103,265	$501,211,753	$5,045,177	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	5,349,726	26,655,741	630,211	—
Net asset value per share	$2.82	$18.80	$8.01	$—

Service Class:
Net assets	$764,748,060	$296,323,858	$384,379,775	$75,208,870
Shares of beneficial interest outstanding, unlimited authorization, no par	271,648,314	15,661,706	49,390,140	15,432,884
Net asset value per share	$2.82	$18.92	$7.78	$4.87
*Investments, at cost	$806,668,996	$676,427,557	$340,016,289	$75,340,682
ΔForeign currencies, at cost	—	327,775	—	—
**See Note 10 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

	Macquarie VIP Science and Technology Series	Macquarie VIP Small Cap Growth Series	Macquarie VIP Smid Cap Core Series
Assets:
Investments, at value*	$715,979,420	$191,528,005	$176,280,738
Dividend and interest receivable	382,491	24,972	124,913
Receivable for series shares sold	303,186	286	4,014
Foreign tax reclaims receivable	158,377	—	—
Prepaid expenses	2,967	752	780
Receivable for securities sold	—	191,428	—
Total Assets	716,826,441	191,745,443	176,410,445
Liabilities:
Payable for series shares redeemed	811,241	333,791	118,992
Investment management fees payable to affiliates	472,723	122,599	119,525
Distribution fees payable to affiliates	138,430	38,151	35,710
Accounting and administration expenses payable to affiliates	33,107	17,161	17,468
Trustees' fees payable to non-affiliates	31,746	40,956	16,725
Other accrued expenses	17,249	7,937	8,305
Audit and tax fees payable	14,296	19,222	16,372
Payable for securities purchased	—	555,518	—
Total Liabilities	1,518,792	1,135,335	333,097
Total Net Assets	$715,307,649	$190,610,108	$176,077,348

Net Assets Consist of:
Paid-in capital	$414,573,142	$160,439,432	$149,135,251
Total distributable earnings (loss)	300,734,507	30,170,676	26,942,097
Total Net Assets	$715,307,649	$190,610,108	$176,077,348

Net Asset Value

Standard Class:
Net assets	$3,101,564	$1,074,229	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	106,167	153,959	—
Net asset value per share	$29.21	$6.98	$—

Service Class:
Net assets	$712,206,085	$189,535,879	$176,077,348
Shares of beneficial interest outstanding, unlimited authorization, no par	25,023,703	27,736,628	14,203,263
Net asset value per share	$28.46	$6.83	$12.40
*Investments, at cost	$464,348,822	$161,667,481	$159,281,927
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Ivy Variable Insurance Portfolios
Six months ended June 30, 2025 (Unaudited)
	Macquarie VIP Asset Strategy Seriesφ	Macquarie VIP Balanced Series	Macquarie VIP Energy Series	Macquarie VIP Growth Series
Investment Income:
Interest	$4,216,428	$1,733,758	$—	$—
Dividends	2,999,152	1,071,731	1,097,947	2,288,270
Foreign tax withheld	(227,994)	(15,888)	(59,820)	(54,578)
	6,987,586	2,789,601	1,038,127	2,233,692

Expenses:
Management fees	1,959,530	754,794	296,621	2,224,935
Distribution expenses — Service Class	699,350	269,569	86,657	794,620
Accounting and administration expenses	67,634	36,109	29,792	73,257
Audit and tax fees	46,046	26,183	18,262	17,583
Custodian fees	32,861	9,811	2,772	6,330
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	23,194	8,909	3,030	28,941
Legal fees	22,061	8,411	2,943	25,040
Trustees’ fees	14,070	5,436	1,754	16,352
Reports and statements to shareholders expenses	7,946	4,755	2,763	8,158
Other	16,414	9,490	2,248	8,186
	2,889,106	1,133,467	446,842	3,203,402
Less expenses waived	(486,273)	(28,272)	(46,029)	—
Less expenses paid indirectly	(8,487)	(5,305)	(3)	(3)
Total operating expenses	2,394,346	1,099,890	400,810	3,203,399
Net Investment Income (Loss)	4,593,240	1,689,711	637,317	(969,707)

	Macquarie VIP Asset Strategy Seriesφ	Macquarie VIP Balanced Series	Macquarie VIP Energy Series	Macquarie VIP Growth Series
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments*, 1	$14,815,779	$3,407,949	$(4,913,969)	$86,558,914
Foreign currencies	(32,298)	—	(13,170)	—
Futures contracts	(1,009,794)	(445,989)	—	—
Swap contracts	26,934	10,408	—	—
Net realized gain (loss)	13,800,621	2,972,368	(4,927,139)	86,558,914
Net change in unrealized appreciation (depreciation) on:
Investments[2]	34,325,889	8,484,583	4,936,631	(76,168,143)
Foreign currencies	24,454	—	1,382	—
Futures contracts	784,516	184,137	—	—
Swap contracts	47,542	18,677	—	—
Net change in unrealized appreciation (depreciation)	35,182,401	8,687,397	4,938,013	(76,168,143)
Net Realized and Unrealized Gain (Loss)	48,983,022	11,659,765	10,874	10,390,771
Net Increase (Decrease) in Net Assets Resulting from Operations	$53,576,262	$13,349,476	$648,191	$9,421,064
*	Includes $422,523 in proceeds received from the settlement of class action litigation for Macquarie VIP Asset Strategy Series.
[1]	Includes $(36,072) capital gains taxes paid for Macquarie VIP Asset Strategy Series.
[2]	Includes net change of $(42,771) on capital gains taxes accrued for Macquarie VIP Asset Strategy Series.
φ Consolidated statement of operations.
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Ivy Variable Insurance Portfolios
	Macquarie VIP High Income Series	Macquarie VIP International Core Equity Series	Macquarie VIP Mid Cap Growth Series	Macquarie VIP Natural Resources Series
Investment Income:
Interest	$26,052,416	$—	$—	$—
Dividends	1,432,430	9,740,147	902,098	1,043,686
Foreign tax withheld	—	(997,053)	—	(42,415)
	27,484,846	8,743,094	902,098	1,001,271

Expenses:
Management fees	2,374,177	3,189,657	1,614,023	305,448
Distribution expenses — Service Class	944,539	343,920	457,502	89,838
Accounting and administration expenses	79,641	84,137	52,365	29,771
Legal fees	40,233	35,657	16,446	2,794
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	31,962	30,964	16,470	3,077
Audit and tax fees	27,230	22,943	18,038	19,625
Trustees’ fees	19,408	18,756	9,669	1,801
Custodian fees	11,801	43,862	6,275	4,678
Reports and statements to shareholders expenses	9,801	11,120	6,862	2,567
Other	37,558	21,287	7,601	1,622
	3,576,350	3,802,303	2,205,251	461,221
Less expenses waived	—	(221,281)	(133,721)	(5,427)
Less expenses paid indirectly	(8,946)	(42)	(4)	(2)
Total operating expenses	3,567,404	3,580,980	2,071,526	455,792
Net Investment Income (Loss)	23,917,442	5,162,114	(1,169,428)	545,479

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	(16,655,041)	38,122,161	(15,175,553)	(1,786,023)
Foreign currencies	—	572,102	—	4,245
Net increase from payment by affiliates[2]	3,388	—	—	—
Net realized gain (loss)	(16,651,653)	38,694,263	(15,175,553)	(1,781,778)

Net change in unrealized appreciation (depreciation) on:
Investments[3]	14,711,534	100,863,647	22,201,825	7,904,307
Foreign currencies	—	239,910	—	731
Net change in unrealized appreciation (depreciation)	14,711,534	101,103,557	22,201,825	7,905,038
Net Realized and Unrealized Gain (Loss)	(1,940,119)	139,797,820	7,026,272	6,123,260
Net Increase (Decrease) in Net Assets Resulting from Operations	$21,977,323	$144,959,934	$5,856,844	$6,668,739
[1]	Includes $(458,518) capital gains taxes paid for Macquarie VIP International Core Equity Series.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Includes net change of $(900,071) on capital gains taxes accrued for Macquarie VIP International Core Equity Series.
See accompanying notes, which are an integral part of the financial statements.

	Macquarie VIP Science and Technology Series	Macquarie VIP Small Cap Growth Series	Macquarie VIP Smid Cap Core Series
Investment Income:
Dividends	$1,934,418	$245,016	$1,280,375
Foreign withholding tax claims	164,859	—	—
Foreign tax withheld	(88,553)	—	—
	2,010,724	245,016	1,280,375

Expenses:
Management fees	2,668,993	808,209	795,090
Distribution expenses — Service Class	781,580	225,029	233,850
Accounting and administration expenses	71,696	35,188	35,444
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	25,420	8,348	8,397
Legal fees	22,651	9,052	7,942
Audit and tax fees	18,335	16,390	18,003
Trustees’ fees	15,737	4,869	4,825
Reports and statements to shareholders expenses	7,695	4,505	4,332
Custodian fees	4,134	3,760	3,663
Other	6,985	2,563	4,145
	3,623,226	1,117,913	1,115,691
Less expenses waived	—	(46,637)	(2,926)
Less expenses paid indirectly	(4)	(4)	(3)
Total operating expenses	3,623,222	1,071,272	1,112,762
Net Investment Income (Loss)	(1,612,498)	(826,256)	167,613

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	50,747,746	13,136,108	9,916,556

Net change in unrealized appreciation (depreciation) on:
Investments	51,248,116	(6,843,019)	(14,063,314)
Foreign currencies	4,815	—	—
Net change in unrealized appreciation (depreciation)	51,252,931	(6,843,019)	(14,063,314)
Net Realized and Unrealized Gain (Loss)	102,000,677	6,293,089	(4,146,758)
Net Increase (Decrease) in Net Assets Resulting from Operations	$100,388,179	$5,466,833	$(3,979,145)
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Macquarie VIP Asset Strategy Seriesφ		Macquarie VIP Balanced Series
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Increase in Net Assets from Operations:
Net investment income (loss)	$4,593,240	$9,703,443	$1,689,711	$3,015,979
Net realized gain (loss)	13,800,621	47,076,491	2,972,368	13,123,619
Net change in unrealized appreciation (depreciation)	35,182,401	12,155,181	8,687,397	16,291,623
Net increase (decrease) in net assets resulting from operations	53,576,262	68,935,115	13,349,476	32,431,221

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class[1]	(11,671)	(23,919)	—	—
Service Class[2]	(14,399,147)	(32,268,875)	(11,130,766)	(2,922,492)
	(14,410,818)	(32,292,794)	(11,130,766)	(2,922,492)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class[1]	62,690	140,087	—	—
Service Class[2]	17,070,448	33,388,572	2,286,447	5,223,829

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class[1]	11,671	23,919	—	—
Service Class[2]	14,399,147	32,268,875	11,130,766	2,922,492
	31,543,956	65,821,453	13,417,213	8,146,321
Cost of shares redeemed:
Standard Class[1]	(13,728)	(1,062,427)	—	—
Service Class[2]	(56,846,032)	(112,794,641)	(15,131,207)	(31,485,154)
	(56,859,760)	(113,857,068)	(15,131,207)	(31,485,154)
Decrease in net assets derived from capital share transactions	(25,315,804)	(48,035,615)	(1,713,994)	(23,338,833)
Net Increase (Decrease) in Net Assets	13,849,640	(11,393,294)	504,716	6,169,896

Net Assets:
Beginning of period	565,278,713	576,672,007	221,979,660	215,809,764
End of period	$579,128,353	$565,278,713	$222,484,376	$221,979,660
[1]	Effective May 1, 2024, Class I shares were renamed Standard Class shares.
[2]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
φ Consolidated statements of changes in net assets.
See accompanying notes, which are an integral part of the financial statements.

	Macquarie VIP Energy Series		Macquarie VIP Growth Series
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$637,317	$1,355,256	$(969,707)	$(2,637,608)
Net realized gain (loss)	(4,927,139)	2,563,920	86,558,914	104,466,948
Net change in unrealized appreciation (depreciation)	4,938,013	(7,861,769)	(76,168,143)	52,381,990
Net increase (decrease) in net assets resulting from operations	648,191	(3,942,593)	9,421,064	154,211,330

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class[1]	(9,687)	(14,277)	—	—
Service Class[2]	(713,936)	(2,397,691)	(103,397,773)	(94,108,766)
	(723,623)	(2,411,968)	(103,397,773)	(94,108,766)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class[1]	220,080	344,170	—	—
Service Class[2]	9,313,052	16,443,294	9,961,152	20,764,193

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class[1]	9,687	14,277	—	—
Service Class[2]	713,936	2,397,691	103,397,773	94,108,766
	10,256,755	19,199,432	113,358,925	114,872,959
Cost of shares redeemed:
Standard Class[1]	(31,437)	(401,355)	—	—
Service Class[2]	(9,830,588)	(27,104,422)	(123,231,887)	(161,731,041)
	(9,862,025)	(27,505,777)	(123,231,887)	(161,731,041)
Increase (decrease) in net assets derived from capital share transactions	394,730	(8,306,345)	(9,872,962)	(46,858,082)
Net Increase (Decrease) in Net Assets	319,298	(14,660,906)	(103,849,671)	13,244,482

Net Assets:
Beginning of period	71,506,486	86,167,392	711,781,938	698,537,456
End of period	$71,825,784	$71,506,486	$607,932,267	$711,781,938
[1]	Effective May 1, 2024, Class I shares were renamed Standard Class shares.
[2]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Macquarie VIP High Income Series		Macquarie VIP International Core Equity Series
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$23,917,442	$51,735,165	$5,162,114	$9,938,910
Net realized gain (loss)	(16,655,041)[1]	(11,156,689)	38,694,263	47,180,711
Net increase from payment by affiliates	3,388[2]	—	—	—
Net change in unrealized appreciation (depreciation)	14,711,534	7,378,632	101,103,557	(30,553,347)
Net increase (decrease) in net assets resulting from operations	21,977,323	47,957,108	144,959,934	26,566,274

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class[3]	(1,014,405)	(1,044,830)	(30,003,800)	(7,921,066)
Service Class[4]	(49,997,166)	(50,765,621)	(15,010,806)	(4,187,898)
	(51,011,571)	(51,810,451)	(45,014,606)	(12,108,964)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class[3]	570,986	2,437,536	8,389,568	382,166,541
Service Class[4]	36,808,899	91,048,499	3,259,560	11,470,508

Net assets from reorganization:[5]
Standard Class[3]	—	—	—	173,766,356
Service Class[4]	—	—	—	1,193,393

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class[3]	1,014,405	1,044,830	30,003,800	7,921,066
Service Class[4]	49,997,166	50,765,621	15,010,806	4,187,898
	88,391,456	145,296,486	56,663,734	580,705,762
Cost of shares redeemed:
Standard Class[3]	(1,683,298)	(3,065,807)	(56,825,989)	(107,504,381)
Service Class[4]	(71,154,843)	(139,288,732)	(21,236,477)	(416,237,823)
	(72,838,141)	(142,354,539)	(78,062,466)	(523,742,204)
Increase (decrease) in net assets derived from capital share transactions	15,553,315	2,941,947	(21,398,732)	56,963,558
Net Increase (Decrease) in Net Assets	(13,480,933)	(911,396)	78,546,596	71,420,868

Net Assets:
Beginning of period	793,332,258	794,243,654	718,989,015	647,568,147
End of period	$779,851,325	$793,332,258	$797,535,611	$718,989,015
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Effective May 1, 2024, Class I shares were renamed Standard Class shares.
[4]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
[5]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

	Macquarie VIP Mid Cap Growth Series		Macquarie VIP Natural Resources Series
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,169,428)	$(2,782,749)	$545,479	$612,888
Net realized gain (loss)	(15,175,553)	87,961,590	(1,781,778)	(172,204)
Net change in unrealized appreciation (depreciation)	22,201,825	(73,761,871)	7,905,038	(1,197,794)
Net increase (decrease) in net assets resulting from operations	5,856,844	11,416,970	6,668,739	(757,110)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class[1]	(1,089,991)	(2,599,972)	—	—
Service Class[2]	(85,683,795)	(11,806,161)	—	(4,081,399)

Return of capital:
Service Class[2]	—	—	—	(365,645)
	(86,773,786)	(14,406,133)	—	(4,447,044)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class[1]	445,004	1,212,094	—	—
Service Class[2]	21,489,763	29,515,922	3,180,769	7,975,706

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class[1]	1,089,991	2,599,972	—	—
Service Class[2]	85,683,795	11,806,161	—	4,447,044
	108,708,553	45,134,149	3,180,769	12,422,750
Cost of shares redeemed:
Standard Class[1]	(13,949,614)	(83,997,226)	—	—
Service Class[2]	(27,898,816)	(69,131,098)	(7,564,037)	(26,571,914)
	(41,848,430)	(153,128,324)	(7,564,037)	(26,571,914)
Increase (decrease) in net assets derived from capital share transactions	66,860,123	(107,994,175)	(4,383,268)	(14,149,164)
Net Increase (Decrease) in Net Assets	(14,056,819)	(110,983,338)	2,285,471	(19,353,318)

Net Assets:
Beginning of period	403,481,771	514,465,109	72,923,399	92,276,717
End of period	$389,424,952	$403,481,771	$75,208,870	$72,923,399
[1]	Effective May 1, 2024, Class I shares were renamed Standard Class shares.
[2]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Macquarie VIP Science and Technology Series		Macquarie VIP Small Cap Growth Series
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,612,498)	$(3,430,175)	$(826,256)	$(1,724,170)
Net realized gain (loss)	50,747,746	106,126,724	13,136,108	4,136,349
Net change in unrealized appreciation (depreciation)	51,252,931	62,364,032	(6,843,019)	26,292,603
Net increase (decrease) in net assets resulting from operations	100,388,179	165,060,581	5,466,833	28,704,782

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class[1]	(433,880)	(78,541)	—	—
Service Class[2]	(102,254,563)	(18,898,066)	—	—
	(102,688,443)	(18,976,607)	—	—

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class[1]	153,992	263,334	176,722	1,139,525
Service Class[2]	19,887,061	46,736,663	3,924,030	10,144,656

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class[1]	433,880	78,541	—	—
Service Class[2]	102,254,563	18,898,066	—	—
	122,729,496	65,976,604	4,100,752	11,284,181
Cost of shares redeemed:
Standard Class[1]	(280,179)	(375,316)	(14,117,846)	(7,122,921)
Service Class[2]	(54,283,558)	(130,596,116)	(12,499,955)	(34,633,528)
	(54,563,737)	(130,971,432)	(26,617,801)	(41,756,449)
Increase (decrease) in net assets derived from capital share transactions	68,165,759	(64,994,828)	(22,517,049)	(30,472,268)
Net Increase (Decrease) in Net Assets	65,865,495	81,089,146	(17,050,216)	(1,767,486)

Net Assets:
Beginning of period	649,442,154	568,353,008	207,660,324	209,427,810
End of period	$715,307,649	$649,442,154	$190,610,108	$207,660,324
[1]	Effective May 1, 2024, Class I shares were renamed Standard Class shares.
[2]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.

	Macquarie VIP Smid Cap Core Series
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$167,613	$253,930
Net realized gain (loss)	9,916,556	7,742,015
Net change in unrealized appreciation (depreciation)	(14,063,314)	21,168,467
Net increase (decrease) in net assets resulting from operations	(3,979,145)	29,164,412

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class[1]	(7,847,086)	(1,035,868)
	(7,847,086)	(1,035,868)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Service Class[1]	8,181,332	7,693,046

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class[1]	7,847,086	1,035,868
	16,028,418	8,728,914
Cost of shares redeemed:
Service Class[1]	(35,489,406)	(54,010,994)
Decrease in net assets derived from capital share transactions	(19,460,988)	(45,282,080)
Net Decrease in Net Assets	(31,287,219)	(17,153,536)

Net Assets:
Beginning of period	207,364,567	224,518,103
End of period	$176,077,348	$207,364,567
[1]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Asset Strategy Series Standard Classφ
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.32	$8.76	$7.85	$10.20	$10.45	$9.50

Income (loss) from investment operations:
Net investment income[2]	0.09	0.19	0.18	0.12	0.08	0.17
Net realized and unrealized gain (loss)	0.83[3]	0.92	0.94	(1.60)	1.01	1.16
Total from investment operations	0.92	1.11	1.12	(1.48)	1.09	1.33

Less dividends and distributions from:
Net investment income	—[4]	(0.18)	(0.21)	(0.16)	(0.20)	(0.22)
Net realized gain	(0.25)	(0.37)	—	(0.70)	(1.14)	(0.16)
Return of capital	—	—	—	(0.01)	—	—
Total dividends and distributions	(0.25)	(0.55)	(0.21)	(0.87)	(1.34)	(0.38)

Net asset value, end of period	$9.99	$9.32	$8.76	$7.85	$10.20	$10.45

Total return[5]	10.00%[3,6]	12.75%[6]	14.22%[6]	(14.54%)[6]	10.72%[6]	14.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$492	$400	$1,179	$1,011	$1[7]	$—[7,8]
Ratio of expenses to average net assets[9]	0.60%	0.61%	0.62%	0.66%	0.65%	0.77%
Ratio of expenses to average net assets prior to fees waived[9]	0.77%	0.78%	0.76%	0.77%	0.75%	0.77%
Ratio of net investment income to average net assets	1.91%	2.02%	2.12%	1.42%	0.76%	1.83%
Ratio of net investment income to average net assets prior to fees waived	1.74%	1.85%	1.98%	1.31%	0.66%	1.83%
Portfolio turnover	38%	76%	74%	102%	56%	44%
φ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.11%.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[6]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Rounds to less than $500 thousands.
[9]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Asset Strategy Series Service Classφ
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.29	$8.76	$7.85	$10.19	$10.44	$9.50

Income (loss) from investment operations:
Net investment income[2]	0.08	0.16	0.15	0.10	0.07	0.15
Net realized and unrealized gain (loss)	0.83[3]	0.93	0.94	(1.59)	1.00	1.15
Total from investment operations	0.91	1.09	1.09	(1.49)	1.07	1.30

Less dividends and distributions from:
Net investment income	—[4]	(0.19)	(0.18)	(0.14)	(0.18)	(0.20)
Net realized gain	(0.25)	(0.37)	—	(0.70)	(1.14)	(0.16)
Return of capital	—	—	—	(0.01)	—	—
Total dividends and distributions	(0.25)	(0.56)	(0.18)	(0.85)	(1.32)	(0.36)

Net asset value, end of period	$9.95	$9.29	$8.76	$7.85	$10.19	$10.44

Total return[5]	9.92%[3,6]	12.44%[6]	13.90%[6]	(14.71%)[6]	10.44%[6]	13.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$578,636	$564,879	$575,493	$565,362	$743[7]	$764[7]
Ratio of expenses to average net assets[8]	0.85%	0.86%	0.87%	0.87%	0.90%	1.02%
Ratio of expenses to average net assets prior to fees waived[8]	1.02%	1.03%	1.01%	1.01%	1.01%	1.02%
Ratio of net investment income to average net assets	1.64%	1.65%	1.87%	1.21%	0.64%	1.60%
Ratio of net investment income to average net assets prior to fees waived	1.47%	1.48%	1.73%	1.07%	0.53%	1.60%
Portfolio turnover	38%	76%	74%	102%	56%	44%
φ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.11%.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[6]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Balanced Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$6.16	$5.40	$4.69	$9.39	$8.71	$8.22

Income (loss) from investment operations:
Net investment income[2]	0.05	0.08	0.07	0.04	0.05	0.09
Net realized and unrealized gain (loss)	0.33	0.76	0.68[3]	(1.55)	1.29	0.94
Total from investment operations	0.38	0.84	0.75	(1.51)	1.34	1.03

Less dividends and distributions from:
Net investment income	(0.08)	(0.08)	(0.04)	(0.09)	(0.09)	(0.11)
Net realized gain	(0.24)	—	—	(3.10)	(0.57)	(0.43)
Total dividends and distributions	(0.32)	(0.08)	(0.04)	(3.19)	(0.66)	(0.54)

Net asset value, end of period	$6.22	$6.16	$5.40	$4.69	$9.39	$8.71

Total return[4]	6.48%[5]	15.60%	16.09%[3]	(16.11%)	15.97%	14.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$222,484	$221,980	$215,810	$208,628	$271[6]	$344[6]
Ratio of expenses to average net assets[7]	1.02%	1.03%	1.05%	1.07%	1.00%	1.02%
Ratio of expenses to average net assets prior to fees waived[7]	1.05%	1.03%	1.05%	1.07%	1.00%	1.02%
Ratio of net investment income to average net assets	1.57%	1.35%	1.40%	0.72%	0.51%	1.13%
Ratio of net investment income to average net assets prior to fees waived	1.54%	1.35%	1.40%	0.72%	0.51%	1.13%
Portfolio turnover	33%	79%	85%	72%	79%	61%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.004 and total return by 0.09%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Energy Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$4.67	$5.09	$5.07	$3.48	$2.48	$4.02

Income (loss) from investment operations:
Net investment income[2]	0.06	0.10	0.24	0.15	0.04	0.04
Net realized and unrealized gain (loss)	—[3]	(0.35)	(0.03)	1.61	1.02	(1.52)
Total from investment operations	0.06	(0.25)	0.21	1.76	1.06	(1.48)

Less dividends and distributions from:
Net investment income	(0.08)	(0.17)	(0.19)	(0.17)	(0.06)	(0.06)
Total dividends and distributions	(0.08)	(0.17)	(0.19)	(0.17)	(0.06)	(0.06)

Net asset value, end of period	$4.65	$4.67	$5.09	$5.07	$3.48	$2.48

Total return[4]	1.30%[5]	(5.38%)[5]	4.24%	50.85%	42.33%	(36.67%)[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$611	$394	$472	$447	$—[6,7]	$—[6,7]
Ratio of expenses to average net assets[8]	0.90%	0.96%	1.05%	0.98%	0.97%	1.06%
Ratio of expenses to average net assets prior to fees waived[8]	1.03%	0.99%	1.05%	0.98%	0.97%	1.12%
Ratio of net investment income to average net assets	2.45%	1.99%	4.64%	3.04%	1.20%	1.89%
Ratio of net investment income to average net assets prior to fees waived	2.32%	1.96%	4.64%	3.04%	1.20%	1.83%
Portfolio turnover	28%	42%	43%	85%	119%	54%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Rounds to less than $500 thousands.
[8]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Energy Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$4.68	$5.10	$5.07	$3.47	$2.48	$4.00

Income (loss) from investment operations:
Net investment income[2]	0.04	0.08	0.24	0.14	0.04	0.04
Net realized and unrealized gain (loss)	0.01	(0.35)	(0.04)	1.61	1.00	(1.52)
Total from investment operations	0.05	(0.27)	0.20	1.75	1.04	(1.48)

Less dividends and distributions from:
Net investment income	(0.05)	(0.15)	(0.17)	(0.15)	(0.05)	(0.04)
Total dividends and distributions	(0.05)	(0.15)	(0.17)	(0.15)	(0.05)	(0.04)

Net asset value, end of period	$4.68	$4.68	$5.10	$5.07	$3.47	$2.48

Total return[3]	1.09%[4]	(5.60%)[4]	4.06%	50.42%	42.00%	(36.83%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$71,215	$71,112	$85,695	$123,594	$74[5]	$44[5]
Ratio of expenses to average net assets[6]	1.15%	1.21%	1.30%	1.23%	1.22%	1.31%
Ratio of expenses to average net assets prior to fees waived[6]	1.28%	1.24%	1.30%	1.23%	1.22%	1.37%
Ratio of net investment income to average net assets	1.82%	1.68%	4.68%	2.87%	1.41%	1.62%
Ratio of net investment income to average net assets prior to fees waived	1.69%	1.65%	4.68%	2.87%	1.41%	1.56%
Portfolio turnover	28%	42%	43%	85%	119%	54%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Growth Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.69	$9.92	$7.97	$14.85	$12.70	$11.33

Income (loss) from investment operations:
Net investment loss[2]	(0.02)	(0.04)	(0.03)	(0.03)	(0.06)	(0.02)
Net realized and unrealized gain (loss)	0.27	2.25	2.91	(3.97)	3.57	3.03
Total from investment operations	0.25	2.21	2.88	(4.00)	3.51	3.01

Less dividends and distributions from:
Net realized gain	(1.85)	(1.44)	(0.93)	(2.88)	(1.36)	(1.64)
Total dividends and distributions	(1.85)	(1.44)	(0.93)	(2.88)	(1.36)	(1.64)

Net asset value, end of period	$9.09	$10.69	$9.92	$7.97	$14.85	$12.70

Total return[3]	3.30%	23.89%	38.00%	(27.24%)	30.03%	30.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$607,932	$711,782	$698,537	$628,211	$1,023[4]	$896[4]
Ratio of expenses to average net assets[5]	1.01%	1.00%	1.00%	1.00%	0.99%	1.01%
Ratio of expenses to average net assets prior to fees waived[5]	1.01%	1.00%	1.00%	1.00%	0.99%	1.01%
Ratio of net investment loss to average net assets	(0.31%)	(0.37%)	(0.31%)	(0.32%)	(0.42%)	(0.20%)
Ratio of net investment loss to average net assets prior to fees waived	(0.31%)	(0.37%)	(0.31%)	(0.32%)	(0.42%)	(0.20%)
Portfolio turnover	15%	9%	9%	12%	22%	29%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP High Income Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$2.94	$2.96	$2.82	$3.40	$3.41	$3.48

Income (loss) from investment operations:
Net investment income[2]	0.09	0.20	0.21	0.19	0.21	0.21
Net realized and unrealized gain (loss)	(0.01)	(0.02)	0.12	(0.56)	(0.01)	(0.03)
Payment by affiliates	—[3]	—	—	—	—	—
Total from investment operations	0.08	0.18	0.33	(0.37)	0.20	0.18

Less dividends and distributions from:
Net investment income	(0.20)	(0.20)	(0.19)	(0.21)	(0.21)	(0.25)
Total dividends and distributions	(0.20)	(0.20)	(0.19)	(0.21)	(0.21)	(0.25)

Net asset value, end of period	$2.82	$2.94	$2.96	$2.82	$3.40	$3.41

Total return[4]	2.98%[3]	6.44%	12.22%	(10.91%)	6.33%	6.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,103	$15,787	$15,460	$15,093	$19[5]	$20[5]
Ratio of expenses to average net assets[6]	0.68%	0.69%	0.68%	0.67%	0.67%	0.69%
Ratio of expenses to average net assets prior to fees waived[6]	0.68%	0.69%	0.68%	0.67%	0.67%	0.69%
Ratio of net investment income to average net assets	6.45%	6.68%	7.29%	6.40%	6.11%	6.54%
Ratio of net investment income to average net assets prior to fees waived	6.45%	6.68%	7.29%	6.40%	6.11%	6.54%
Portfolio turnover	24%	53%	33%	61%	54%	52%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP High Income Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$2.93	$2.95	$2.81	$3.39	$3.40	$3.47

Income (loss) from investment operations:
Net investment income[2]	0.09	0.19	0.20	0.18	0.20	0.20
Net realized and unrealized gain (loss)	—[3]	(0.01)	0.13	(0.56)	—[3]	(0.03)
Payment by affiliates	—[4]	—	—	—	—	—
Total from investment operations	0.09	0.18	0.33	(0.38)	0.20	0.17

Less dividends and distributions from:
Net investment income	(0.20)	(0.20)	(0.19)	(0.20)	(0.21)	(0.24)
Total dividends and distributions	(0.20)	(0.20)	(0.19)	(0.20)	(0.21)	(0.24)

Net asset value, end of period	$2.82	$2.93	$2.95	$2.81	$3.39	$3.40

Total return[5]	3.10%[4]	6.20%	12.15%	(11.28%)	6.06%	6.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$764,748	$777,545	$778,784	$736,612	$892[6]	$859[6]
Ratio of expenses to average net assets[7]	0.93%	0.94%	0.93%	0.92%	0.92%	0.94%
Ratio of expenses to average net assets prior to fees waived[7]	0.93%	0.94%	0.93%	0.92%	0.92%	0.94%
Ratio of net investment income to average net assets	6.20%	6.43%	7.04%	6.15%	5.85%	6.28%
Ratio of net investment income to average net assets prior to fees waived	6.20%	6.43%	7.04%	6.15%	5.85%	6.28%
Portfolio turnover	24%	53%	33%	61%	54%	52%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP International Core Equity Series Standard Class
Selected data for each share of the Series outstanding throughout the period were as follows:
	Six months ended 6/30/25[2] (Unaudited)	3/28/24[1] to 12/31/24

Net asset value, beginning of period	$16.54	$17.14

Income (loss) from investment operations:
Net investment income[3]	0.13	0.20
Net realized and unrealized gain (loss)	3.30	(0.55)
Total from investment operations	3.43	(0.35)

Less dividends and distributions from:
Net investment income	(0.25)	(0.21)
Net realized gain	(0.92)	(0.04)
Total dividends and distributions	(1.17)	(0.25)

Net asset value, end of period	$18.80	$16.54

Total return[4]	21.01%	(1.92%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$501,212	$457,619
Ratio of expenses to average net assets[5]	0.86%	0.88%[6]
Ratio of expenses to average net assets prior to fees waived[5]	0.92%	0.95%[6]
Ratio of net investment income to average net assets	1.47%	1.19%
Ratio of net investment income to average net assets prior to fees waived	1.41%	1.12%
Portfolio turnover	34%	77%[7]
[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[6]	Includes non-recurring expenses of 0.02% for the year ended December 31, 2024.
[7]	Portfolio turnover is representative of the Series for the period ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP International Core Equity Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$16.51	$16.15	$14.12	$18.47	$16.35	$15.65

Income (loss) from investment operations:
Net investment income[2]	0.11	0.24	0.28	0.28	0.27	0.16
Net realized and unrealized gain (loss)	3.30	0.37	1.99	(3.02)	2.04	0.88
Total from investment operations	3.41	0.61	2.27	(2.74)	2.31	1.04

Less dividends and distributions from:
Net investment income	(0.08)	(0.21)	(0.24)	(0.36)	(0.19)	(0.34)
Net realized gain	(0.92)	(0.04)	—	(1.25)	—[3]	—[3]
Total dividends and distributions	(1.00)	(0.25)	(0.24)	(1.61)	(0.19)	(0.34)
Capital contributions	—	—	—	—[3,4]	—	—

Net asset value, end of period	$18.92	$16.51	$16.15	$14.12	$18.47	$16.35

Total return[5]	21.08%[6]	3.73%[6]	16.20%	(14.72%)[4,7]	14.18%	7.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$296,324	$261,370	$647,568	$484,020	$621[8]	$649[8]
Ratio of expenses to average net assets[9]	1.11%	1.15%[10]	1.17%	1.18%	1.16%	1.17%
Ratio of expenses to average net assets prior to fees waived[9]	1.17%	1.19%[10]	1.17%	1.18%	1.16%	1.17%
Ratio of net investment income to average net assets	1.22%	1.45%	1.86%	1.91%	1.49%	1.10%
Ratio of net investment income to average net assets prior to fees waived	1.16%	1.41%	1.86%	1.91%	1.49%	1.10%
Portfolio turnover	34%	77%	53%	63%	81%	82%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	During the year ended December 31, 2022, Delaware Management Company reimbursed the Series $20,014 for losses related to a reclaim payment error. Total return for the year ended December 31, 2022 includes the impact of the capital contribution, which was not material to the total return.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[6]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Total return for the year ended December 31, 2022 includes the impact of the refund of previously paid foreign taxes. Total return would have been lower by 0.38% excluding refund of previously paid foreign taxes.
[8]	Net assets reported in millions.
[9]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[10]	Includes non-recurring expenses of 0.02% for the year ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Mid Cap Growth Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.14	$10.18	$9.60	$17.99	$17.60	$12.77

Income (loss) from investment operations:
Net investment loss[2]	(0.02)	(0.04)	(0.03)	(0.04)	(0.09)	(0.04)
Net realized and unrealized gain (loss)	0.12	0.30	1.83	(5.45)	2.71	5.89
Total from investment operations	0.10	0.26	1.80	(5.49)	2.62	5.85

Less dividends and distributions from:
Net realized gain	(2.23)	(0.30)	(1.22)	(2.90)	(2.23)	(1.02)
Total dividends and distributions	(2.23)	(0.30)	(1.22)	(2.90)	(2.23)	(1.02)

Net asset value, end of period	$8.01	$10.14	$10.18	$9.60	$17.99	$17.60

Total return[3]	2.15%	2.47%	19.90%	(30.62%)	16.65%	49.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,045	$20,435	$101,493	$105,164	$212[4]	$246[4]
Ratio of expenses to average net assets[5]	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets prior to fees waived[5]	0.92%	0.91%	0.92%	0.92%	0.89%	0.90%
Ratio of net investment loss to average net assets	(0.46%)	(0.40%)	(0.29%)	(0.38%)	(0.51%)	(0.27%)
Ratio of net investment loss to average net assets prior to fees waived	(0.53%)	(0.46%)	(0.36%)	(0.45%)	(0.55%)	(0.32%)
Portfolio turnover	28%	37%	30%	29%	27%	25%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Mid Cap Growth Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.93	$10.00	$9.47	$17.84	$17.48	$12.69

Income (loss) from investment operations:
Net investment loss[2]	(0.03)	(0.06)	(0.05)	(0.07)	(0.13)	(0.07)
Net realized and unrealized gain (loss)	0.11	0.29	1.80	(5.40)	2.68	5.85
Total from investment operations	0.08	0.23	1.75	(5.47)	2.55	5.78

Less dividends and distributions from:
Net realized gain	(2.23)	(0.30)	(1.22)	(2.90)	(2.19)	(0.99)
Total dividends and distributions	(2.23)	(0.30)	(1.22)	(2.90)	(2.19)	(0.99)

Net asset value, end of period	$7.78	$9.93	$10.00	$9.47	$17.84	$17.48

Total return[3]	1.96%	2.20%	19.59%	(30.78%)	16.36%	49.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$384,380	$383,047	$412,972	$355,030	$519[4]	$444[4]
Ratio of expenses to average net assets[5]	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets prior to fees waived[5]	1.17%	1.16%	1.17%	1.17%	1.14%	1.15%
Ratio of net investment loss to average net assets	(0.62%)	(0.63%)	(0.54%)	(0.61%)	(0.76%)	(0.53%)
Ratio of net investment loss to average net assets prior to fees waived	(0.69%)	(0.69%)	(0.61%)	(0.68%)	(0.80%)	(0.58%)
Portfolio turnover	28%	37%	30%	29%	27%	25%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Natural Resources Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$4.45	$4.72	$4.77	$4.12	$3.30	$3.84

Income (loss) from investment operations:
Net investment income[2]	0.03	0.04	0.15	0.10	0.07	0.04
Net realized and unrealized gain (loss)	0.39	(0.04)	(0.08)	0.63	0.81	(0.51)
Total from investment operations	0.42	—	0.07	0.73	0.88	(0.47)

Less dividends and distributions from:
Net investment income	—	(0.25)	(0.12)	(0.08)	(0.06)	(0.07)
Return of capital	—	(0.02)	—	—	—	—
Total dividends and distributions	—	(0.27)	(0.12)	(0.08)	(0.06)	(0.07)

Net asset value, end of period	$4.87	$4.45	$4.72	$4.77	$4.12	$3.30

Total return[3]	9.44%[4]	(0.58%)	1.63%	17.72%	26.68%	(11.99%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$75,209	$72,923	$92,277	$109,522	$91[5]	$75[5]
Ratio of expenses to average net assets[6]	1.27%	1.26%	1.28%	1.25%	1.21%	1.31%
Ratio of expenses to average net assets prior to fees waived[6]	1.28%	1.26%	1.28%	1.25%	1.21%	1.31%
Ratio of net investment income to average net assets	1.52%	0.76%	3.30%	2.24%	1.89%	1.40%
Ratio of net investment income to average net assets prior to fees waived	1.51%	0.76%	3.30%	2.24%	1.89%	1.40%
Portfolio turnover	22%	46%	34%	65%	121%	71%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Science and Technology Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$29.70	$23.38	$17.71	$29.81	$36.13	$29.94

Income (loss) from investment operations:
Net investment loss[2]	(0.04)	(0.08)	(0.01)	(0.05)	(0.22)	(0.14)
Net realized and unrealized gain (loss)	4.35	7.21[3]	6.80[3]	(9.20)	5.56	10.31
Total from investment operations	4.31	7.13	6.79	(9.25)	5.34	10.17

Less dividends and distributions from:
Net realized gain	(4.80)	(0.81)	(1.12)	(2.85)	(11.66)	(3.98)
Total dividends and distributions	(4.80)	(0.81)	(1.12)	(2.85)	(11.66)	(3.98)

Net asset value, end of period	$29.21	$29.70	$23.38	$17.71	$29.81	$36.13

Total return[4]	16.36%	30.92%[3]	39.38%[3]	(31.67%)	15.45%	35.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,102	$2,796	$2,231	$1,331	$2[5]	$2[5]
Ratio of expenses to average net assets[6]	0.90%	0.91%	0.89%	0.92%	0.89%	0.91%
Ratio of expenses to average net assets prior to fees waived[6]	0.90%	0.91%	0.89%	0.92%	0.89%	0.91%
Ratio of net investment loss to average net assets	(0.26%)	(0.29%)	(0.05%)	(0.23%)	(0.57%)	(0.44%)
Ratio of net investment loss to average net assets prior to fees waived	(0.26%)	(0.29%)	(0.05%)	(0.23%)	(0.57%)	(0.44%)
Portfolio turnover	29%	37%	36%	58%	55%	8%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes a non-recurring payment for litigation proceeds, which represents a class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 for the year ended December 31, 2024 and 2023, and total return by 0.09% and 0.11%, for the year ended December 31, 2024 and 2023, respectively.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Science and Technology Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$29.09	$22.97	$17.45	$29.51	$35.87	$29.82

Income (loss) from investment operations:
Net investment loss[2]	(0.07)	(0.15)	(0.06)	(0.10)	(0.30)	(0.21)
Net realized and unrealized gain (loss)	4.24	7.08[3]	6.70[3]	(9.11)	5.51	10.24
Total from investment operations	4.17	6.93	6.64	(9.21)	5.21	10.03

Less dividends and distributions from:
Net realized gain	(4.80)	(0.81)	(1.12)	(2.85)	(11.57)	(3.98)
Total dividends and distributions	(4.80)	(0.81)	(1.12)	(2.85)	(11.57)	(3.98)

Net asset value, end of period	$28.46	$29.09	$22.97	$17.45	$29.51	$35.87

Total return[4]	16.21%	30.59%[3]	39.04%[3]	(31.83%)	15.17%	35.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$712,206	$646,646	$566,122	$450,560	$707[5]	$676[5]
Ratio of expenses to average net assets[6]	1.15%	1.16%	1.14%	1.17%	1.14%	1.16%
Ratio of expenses to average net assets prior to fees waived[6]	1.15%	1.16%	1.14%	1.17%	1.14%	1.16%
Ratio of net investment loss to average net assets	(0.51%)	(0.54%)	(0.30%)	(0.48%)	(0.79%)	(0.67%)
Ratio of net investment loss to average net assets prior to fees waived	(0.51%)	(0.54%)	(0.30%)	(0.48%)	(0.79%)	(0.67%)
Portfolio turnover	29%	37%	36%	58%	55%	8%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes a non-recurring payment for litigation proceeds, which represents a class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 for the year ended December 31, 2024 and 2023, and total return by 0.09% and 0.11%, for the year ended December 31, 2024 and 2023, respectively.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Small Cap Growth Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$6.70	$5.85	$6.11	$11.01	$12.15	$8.80

Income (loss) from investment operations:
Net investment loss[2]	(0.02)	(0.04)	(0.02)	(0.03)	(0.07)	(0.04)
Net realized and unrealized gain (loss)	0.30	0.89	0.77[3]	(2.97)	0.55	3.39
Payment by affiliates	—	—	—	0.12[4]	—	—
Total from investment operations	0.28	0.85	0.75	(2.88)	0.48	3.35

Less dividends and distributions from:
Net investment income	—	—	—	—	(0.14)	—
Net realized gain	—	—	(1.01)	(2.02)	(1.48)	—
Total dividends and distributions	—	—	(1.01)	(2.02)	(1.62)	—

Net asset value, end of period	$6.98	$6.70	$5.85	$6.11	$11.01	$12.15

Total return[5]	4.18%	14.53%	13.36%[3]	(26.61%)[4]	4.25%	38.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,074	$16,833	$20,157	$17,454	$47[6]	$59[6]
Ratio of expenses to average net assets[7]	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets prior to fees waived[7]	0.94%	0.93%	0.93%	0.93%	0.90%	0.92%
Ratio of net investment loss to average net assets	(0.63%)	(0.58%)	(0.36%)	(0.34%)	(0.56%)	(0.46%)
Ratio of net investment loss to average net assets prior to fees waived	(0.68%)	(0.62%)	(0.40%)	(0.38%)	(0.57%)	(0.49%)
Portfolio turnover	36%	72%	64%	100%	48%	50%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes a non-recurring payment for litigation proceeds, which represents a class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.16%.
[4]	During the year ended December 31, 2022, Delaware Management Company reimbursed the Series $5,772,824 for losses related to a trade error. Total return for the year ended December 31, 2022 includes the impact of the payment from affiliate. Total return would have been lower by 1.09% excluding payment from affiliate.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Small Cap Growth Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$6.57	$5.75	$6.04	$10.94	$12.08	$8.77

Income (loss) from investment operations:
Net investment loss[2]	(0.03)	(0.05)	(0.04)	(0.04)	(0.10)	(0.06)
Net realized and unrealized gain (loss)	0.29	0.87	0.76[3]	(2.98)	0.56	3.37
Payment by affiliates	—	—	—	0.14[4]	—	—
Total from investment operations	0.26	0.82	0.72	(2.88)	0.46	3.31

Less dividends and distributions from:
Net investment income	—	—	—	—	(0.12)	—
Net realized gain	—	—	(1.01)	(2.02)	(1.48)	—
Total dividends and distributions	—	—	(1.01)	(2.02)	(1.60)	—

Net asset value, end of period	$6.83	$6.57	$5.75	$6.04	$10.94	$12.08

Total return[5]	3.96%	14.26%	13.11%[3]	(26.83%)[4]	3.99%	37.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$189,536	$190,827	$189,271	$181,456	$391[6]	$406[6]
Ratio of expenses to average net assets[7]	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Ratio of expenses to average net assets prior to fees waived[7]	1.19%	1.18%	1.18%	1.18%	1.15%	1.17%
Ratio of net investment loss to average net assets	(0.88%)	(0.83%)	(0.61%)	(0.58%)	(0.80%)	(0.71%)
Ratio of net investment loss to average net assets prior to fees waived	(0.93%)	(0.87%)	(0.65%)	(0.62%)	(0.81%)	(0.74%)
Portfolio turnover	36%	72%	64%	100%	48%	50%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes a non-recurring payment for litigation proceeds, which represents a class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.17%.
[4]	During the year ended December 31, 2022, Delaware Management Company reimbursed the Series $5,772,824 for losses related to a trade error. Total return for the year ended December 31, 2022 includes the impact of the payment from affiliate. Total return would have been lower by 1.28% excluding payment from affiliate.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Smid Cap Core Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$13.10	$11.52	$11.14	$16.73	$13.85	$13.71

Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.01	0.04	0.03	(0.02)	(0.02)
Net realized and unrealized gain (loss)	(0.13)	1.63	1.54	(2.57)	2.90	0.80
Total from investment operations	(0.12)	1.64	1.58	(2.54)	2.88	0.78

Less dividends and distributions from:
Net investment income	(0.02)	(0.04)	(0.02)	—	—	—
Net realized gain	(0.56)	(0.02)	(1.18)	(3.05)	—	(0.64)
Total dividends and distributions	(0.58)	(0.06)	(1.20)	(3.05)	—	(0.64)

Net asset value, end of period	$12.40	$13.10	$11.52	$11.14	$16.73	$13.85

Total return[3]	(0.74%)[4]	14.26%	15.71%	(14.84%)	20.78%	7.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$176,077	$207,365	$224,518	$158,111	$182[5]	$183[5]
Ratio of expenses to average net assets[6]	1.19%	1.18%	1.17%	1.22%	1.17%	1.20%
Ratio of expenses to average net assets prior to fees waived[6]	1.19%	1.18%	1.17%	1.22%	1.17%	1.20%
Ratio of net investment income (loss) to average net assets	0.18%	0.12%	0.36%	0.24%	(0.10%)	(0.14%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.18%	0.12%	0.36%	0.24%	(0.10%)	(0.14%)
Portfolio turnover	9%	10%	26%	113%	79%	145%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Ivy Variable Insurance Portfolios
June 30, 2025 (Unaudited)
Ivy Variable Insurance Portfolios (Trust) is organized as a Delaware statutory trust and offers 24 series. These financial statements and the related notes pertain to 11 series: Macquarie VIP Asset Strategy Series, Macquarie VIP Balanced Series, Macquarie VIP Energy Series, Macquarie VIP Growth Series, Macquarie VIP High Income Series, Macquarie VIP International Core Equity Series, Macquarie VIP Mid Cap Growth Series, Macquarie VIP Natural Resources Series, Macquarie VIP Science and Technology Series, Macquarie VIP Small Cap Growth Series, and Macquarie VIP Smid Cap Core Series, (each, a Series and collectively, the Series). The Trust is an open-end investment company. Each of the Series (other than Macquarie VIP Energy Series, Macquarie VIP Growth Series, and Macquarie VIP Science and Technology Series) are diversified as defined in the Investment Company Act of 1940, as amended (1940 Act). Macquarie VIP Energy Series, Macquarie VIP Growth Series, and Macquarie VIP Science and Technology Series are non-diversified as defined in the 1940 Act.
Each Series offers Service class (formerly, Class II) shares. Macquarie VIP Asset Strategy Series, Macquarie VIP Energy Series, Macquarie VIP High Income Series, Macquarie VIP International Core Equity Series, Macquarie VIP Mid Cap Growth Series, Macquarie VIP Science and Technology Series, and Macquarie VIP Small Cap Growth Series also offer Standard class (formerly, Class I) shares. The Standard class shares do not carry a distribution and service (12b-1) fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to variable life insurance separate accounts and variable annuity separate accounts.
1. Significant Accounting Policies
Each Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Basis of Consolidation  —  Ivy VIP ASF II, Ltd. (the Subsidiary), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for Macquarie VIP Asset Strategy Series (referred to as the Series in this subsection). Ivy VIP ASF III (SBP), LLC (the Company), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Series. The Subsidiary and the Company act as investment vehicles for the Series, in order to affect certain investments for the Series consistent with the Series’ investment objectives and policies as specified in its prospectus and statement of additional information. The Series’ investment portfolio has been consolidated and includes the portfolio holdings of the Series, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Series, its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Series and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Series will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company. The date of incorporation of the Subsidiary and Company was January 31, 2013 and April 9, 2013, respectively.  As of June 30, 2025, the total net assets held by the Subsidiary is $35,403,157, or approximately 6.11% of the Series' net assets and the total net assets held by the Company is $122,937, or approximately 0.02% of the Series' net assets.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as each Series’ valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Series may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Series evaluates tax positions taken or expected to be taken in the course of preparing each Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Series’ tax positions taken or expected to be taken on each Series’ federal income tax returns through the six months ended June 30, 2025, and for all open tax years (years ended December 31, 2021–December 31, 2024), and has concluded that no provision for federal income tax is required in each Series’ financial statements. In regard to foreign taxes only, each Series has open tax years in certain foreign countries in which it invests that may date back to the inception of each Series. If applicable, each Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the six months ended June 30, 2025, the Series did not incur any interest or tax penalties.
As a result of several court cases, in certain countries across the European Union, certain Series filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU tax reclaims). Income recognized, if any, for EU reclaims is reflected as “Foreign withholding tax claims” on the “Statements of operations.” Any fees associated with these filings are included on the “Statements of operations” under “Foreign withholding tax claims.” For US income tax purposes, EU reclaims received by the Series, if any, reduce the amount of foreign taxes Series shareholders can use as tax deductions or credits on their income tax returns.
The Company is subject to US federal and state income taxes. This taxable entity is not consolidated for income tax purposes and may generate income tax assets or liabilities that reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes and tax loss carryforwards.

Notes to financial statements
Ivy Variable Insurance Portfolios
1. Significant Accounting Policies (continued)
The Company's income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):
Tax expense/(benefit):	Current	Deferred	Total
Federal	$ —	$36,132	$36,132
State	—	85,424	85,424
Valuation allowance	—	(121,556)	(121,556)
Total tax expense/(benefit)	$ —	$ —	$ —
Components of the Company's deferred tax assets and liabilities as of December 31, 2024 are as follows:
Deferred tax assets/(liabilities):
Basis in partnerships	$4,369,608
Net operating loss	4,942,794
Other	—
Total net deferred tax asset/(liability) before valuation allowance	9,312,402
Less: valuation allowance	(9,312,402)
Net deferred tax asset/(liability)	$ —
Net operating loss carryforwards are available to offset future taxable income of the Company. The Company had cumulative net operating loss carryforwards as of its most recent tax year ending December 31, 2024, of $19,777,148. Net operating loss carryforwards from 2014 – 2017 expire within 20 years and net operating loss carryforwards originating in 2018 and forward do not expire. Net operating loss carryforwards in Kansas expire starting in 2024.
The difference between the statutory income tax rate, 21%, and the actual effective tax rate, as reported for the year ended December 31, 2024, are as follows:

The Company's pre-tax income	$86,723
Pre-tax income/(loss) at the statutory rate	18,212
Adjustments to prior year deferred taxes	17,920
State income tax expenses, net of federal benefit	85,424
Less: valuation allowance	(121,556)
Total income tax expense/(benefit)	$ —
The Company recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Company’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on US tax returns filed since inception of the Company. The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Tax years December 31, 2021 and later are open to examination by federal and state tax authorities under the applicable statute of limitations.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of each Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Underlying Funds — Each Series may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which each Series may invest include ETFs. Each Series will indirectly bear the investment management fees and other expenses of the Underlying Funds.
To Be Announced Trades (TBA) —  Macquarie VIP Asset Strategy Series and Macquarie VIP Balanced Series may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Series' ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — Each Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, each Series intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, each Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of each Series under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Series are charged directly to that Series. Other expenses common to various funds within the Macquarie Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which each Series invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, certain Series may pay an assignment fee. On an ongoing basis, certain Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that each Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Series’ understanding of the applicable country’s tax rules and rates. Certain Series file withholding tax reclaims in certain jurisdictions to recover a

Notes to financial statements
Ivy Variable Insurance Portfolios
1. Significant Accounting Policies (continued)
portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statements of operations” include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Each Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Series will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. Each Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Each Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, each Series' investment adviser, acts as each Series' chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Series has a single operating segment since each Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Series' portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Series' financial statements. Adoption of the new standard impacted each Series' financial statements note disclosures only, and did not affect any Series' financial position or the results of its operations.
Each Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025, certain Series earned the following amounts under this arrangement:
Series	Custody Credits
Macquarie VIP Asset Strategy Series	$8,481
Macquarie VIP Balanced Series	5,302
Macquarie VIP Energy Series	—
Macquarie VIP Growth Series	—
Macquarie VIP High Income Series	8,940
Macquarie VIP International Core Equity Series	35
Macquarie VIP Mid Cap Growth Series	—
Macquarie VIP Natural Resources Series	—
Macquarie VIP Science and Technology Series	—
Macquarie VIP Small Cap Growth Series	—
Macquarie VIP Smid Cap Core Series	—
Each Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025 each Series earned the following amounts under this arrangement:
Series	Earnings Credits
Macquarie VIP Asset Strategy Series	$6
Macquarie VIP Balanced Series	3
Macquarie VIP Energy Series	3
Macquarie VIP Growth Series	3
Macquarie VIP High Income Series	6
Macquarie VIP International Core Equity Series	7

Series	Earnings Credits
Macquarie VIP Mid Cap Growth Series	$4
Macquarie VIP Natural Resources Series	2
Macquarie VIP Science and Technology Series	4
Macquarie VIP Small Cap Growth Series	4
Macquarie VIP Smid Cap Core Series	3
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Series pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Series’ average daily net assets as follows:
Series	Management Fee (annual rate as a percentage of average daily net assets)
Macquarie VIP Asset Strategy Series	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

Macquarie VIP Balanced Series	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

Macquarie VIP Energy Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Macquarie VIP Growth Series	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

Macquarie VIP High Income Series	0.625% of net assets up to $500 million;
0.60% of net assets over $500 million and up to $1 billion;
0.55% of net assets over $1 billion and up to $1.5 billion;
0.50% of net assets over $1.5 billion.

Macquarie VIP International Core Equity Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Macquarie VIP Mid Cap Growth Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Series	Management Fee (annual rate as a percentage of average daily net assets)
Macquarie VIP Natural Resources Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.70% of net assets over $10 billion.

Macquarie VIP Science and Technology Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Macquarie VIP Small Cap Growth Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Macquarie VIP Smid Cap Core Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding the following percentages of certain Series’ average daily net assets from January 1, 2025 (except as noted) through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and each Series. The waivers and reimbursements are accrued daily and received monthly.
Series	Operating expense limitation as a percentage of average daily net assets
Macquarie VIP Asset Strategy Series	0.60%
Macquarie VIP Balanced Series	0.77%
Macquarie VIP Energy Series	0.86%*
Macquarie VIP Growth Series	0.76%**
Macquarie VIP International Core Equity Series	0.86%
Macquarie VIP Mid Cap Growth Series	0.85%
Macquarie VIP Natural Resources Series	0.98%**
Macquarie VIP Small Cap Growth Series	0.89%
Macquarie VIP Smid Cap Core Series	0.94%**
*	Effective May 1, 2025. Prior to May 1, 2025, the amount was 0.92%.
**	Effective May 1, 2025. Prior to May 1, 2025, the Series had no expense limitation.

After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from January 1, 2025 (except as noted) through April 30, 2026, unless terminated by agreement of DMC and the Series, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Series	Standard Class	Service Class
Macquarie VIP Asset Strategy Series	0.60%	0.85%
Macquarie VIP Balanced Series	n/a	1.02%
Macquarie VIP Energy Series	0.86%*	1.11%*
Macquarie VIP Growth Series	n/a	1.01%**
Macquarie VIP International Core Equity Series	0.86%	1.11%
Macquarie VIP Mid Cap Growth Series	0.85%	1.10%
Macquarie VIP Natural Resources Series	n/a	1.23%**
Macquarie VIP Small Cap Growth Series	0.89%	1.14%
Macquarie VIP Smid Cap Core Series	n/a	1.19%**
*	Effective May 1, 2025. Prior to May 1, 2025, the amounts were as follows for Standard Class and Service Class, respectively: 0.92% and 1.17%.
**	Effective May 1, 2025. Prior to May 1, 2025, the Series had no expense limitation.
Macquarie VIP High Income Series, and Macquarie VIP Science and Technology Series did not have any expense limitation.
DMC entered into sub-advisory agreements with the following entities on behalf of the Series:
Each of Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL) are a part of Macquarie Asset Management (MAM) and an affiliate of DMC (the Affiliated Sub-Advisors). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. DMC and MIMAK are primarily responsible for the day-to-day management of the Macquarie VIP Asset Strategy Series and Macquarie VIP Balanced Series. In addition, DMC may also seek fixed income investment advice and recommendations from MIMAK and DMC may also permit MIMAK to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK’s specialized market knowledge.
With respect to Macquarie VIP Asset Strategy Series, Macquarie VIP Balanced Series, and Macquarie VIP High Income Series, DMC has principal responsibility for the Series and DMC may seek investment advice and recommendations from MIMEL and may permit MIMEL to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMEL’s specialized market knowledge.
With respect to Macquarie VIP Energy Series, Macquarie VIP Growth Series, Macquarie VIP International Core Equity Series, Macquarie VIP Mid Cap Growth Series, Macquarie VIP Natural Resources Series, Macquarie VIP Science and Technology Series, Macquarie VIP Small Cap Growth Series, and Macquarie VIP Smid Cap Core Series, DMC has principal responsibility for the Series and may seek quantitative support from MIMGL and may utilize MIMGL to execute Series security trades on behalf of DMC.
With respect to Macquarie VIP Asset Strategy Series, Macquarie VIP Balanced Series, and Macquarie VIP High Income Series, DMC has principal responsibility for the Series and may seek investment advice and recommendations from MIMGL and may permit MIMGL to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL’s specialized market knowledge. In addition, with respect to Macquarie VIP Asset Strategy Series, and Macquarie VIP Balanced Series, MIMGL is responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
With respect to Macquarie VIP High Income Series, DMC may seek investment advice and recommendations from MIMAK, MIMEL and MIMGL and may permit each to execute Series security trades on behalf of DMC and exercise investment discretion in certain markets where DMC believes it will be beneficial to utilize the specialized market knowledge of each of MIMAK, MIMEL and/or MIMGL.
Pursuant to the terms of the relevant sub-advisory agreement, an investment sub-advisory fee is paid by DMC to each Affiliated Sub-Advisor.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2025, each Series paid for these services as follows:
Series	Fees
Macquarie VIP Asset Strategy Series	$14,700
Macquarie VIP Balanced Series	6,881
Macquarie VIP Energy Series	3,569
Macquarie VIP Growth Series	16,422
Macquarie VIP High Income Series	19,487
Macquarie VIP International Core Equity Series	19,028
Macquarie VIP Mid Cap Growth Series	10,609
Macquarie VIP Natural Resources Series	3,616
Macquarie VIP Science and Technology Series	16,247
Macquarie VIP Small Cap Growth Series	6,303
Macquarie VIP Smid Cap Core Series	6,233
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. These amounts are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2025, each Series paid for these services as follows:
Series	Fees
Macquarie VIP Asset Strategy Series	$20,997
Macquarie VIP Balanced Series	8,087
Macquarie VIP Energy Series	2,617
Macquarie VIP Growth Series	23,839
Macquarie VIP High Income Series	28,902
Macquarie VIP International Core Equity Series	28,144
Macquarie VIP Mid Cap Growth Series	14,241
Macquarie VIP Natural Resources Series	2,695
Macquarie VIP Science and Technology Series	23,550
Macquarie VIP Small Cap Growth Series	7,131
Macquarie VIP Smid Cap Core Series	7,015
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to each Series. Sub-transfer agency fees are paid by each Series and are also included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay a 12b-1 fee.
As provided in the investment management agreement, each Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Series. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended June 30, 2025, each Series paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Series	Fees
Macquarie VIP Asset Strategy Series	$8,085
Macquarie VIP Balanced Series	17,593
Macquarie VIP Energy Series	1,009
Macquarie VIP Growth Series	9,438
Macquarie VIP High Income Series	17,900
Macquarie VIP International Core Equity Series	10,788
Macquarie VIP Mid Cap Growth Series	5,539
Macquarie VIP Natural Resources Series	1,033
Macquarie VIP Science and Technology Series	8,982
Macquarie VIP Small Cap Growth Series	2,783
Macquarie VIP Smid Cap Core Series	2,779
Trustees’ fees include expenses accrued by each Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of a Series, a Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the six months ended June 30, 2025, DMC reimbursed Macquarie Ivy VIP High Income Series $3,388 for commissions related to a trade error. This amount is included in “Net increase from payment by affiliates” in the "Statements of changes in net assets." Payment by affiliates had no impact on total return.
3. Investments
For the six months ended June 30, 2025, each Series made purchases and sales of investment securities other than short-term investments as follows:
Series	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Macquarie VIP Asset Strategy Series	$120,115,001	$93,907,273	$134,844,590	$109,142,616
Macquarie VIP Balanced Series	49,146,072	20,568,629	53,106,150	25,341,003
Macquarie VIP Energy Series	19,625,692	—	20,441,763	—
Macquarie VIP Growth Series	93,410,445	—	205,076,665	—
Macquarie VIP High Income Series	182,357,160	—	208,383,673	—
Macquarie VIP International Core Equity Series	253,182,811	—	340,596,452	—
Macquarie VIP Mid Cap Growth Series	107,691,149	—	134,121,666	—
Macquarie VIP Natural Resources Series	15,956,399	—	19,453,561	—
Macquarie VIP Science and Technology Series	182,054,997	—	221,160,862	—
Macquarie VIP Small Cap Growth Series	67,547,961	—	91,189,447	—
Macquarie VIP Smid Cap Core Series	16,476,050	—	42,976,947	—

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for each Series were as follows:
Series	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Macquarie VIP Asset Strategy Series	$495,808,757	$145,118,140	$(61,124,808)	$83,993,332
Macquarie VIP Balanced Series	184,430,119	40,659,838	(2,019,818)	38,640,020
Macquarie VIP Energy Series	72,293,887	6,399,846	(6,939,126)	(539,280)
Macquarie VIP Growth Series	367,837,939	250,231,487	(10,811,566)	239,419,921
Macquarie VIP High Income Series	806,668,996	5,792,351	(36,835,530)	(31,043,179)
Macquarie VIP International Core Equity Series	676,427,557	158,336,178	(37,226,063)	121,110,115
Macquarie VIP Mid Cap Growth Series	340,016,289	73,459,259	(25,567,526)	47,891,733
Macquarie VIP Natural Resources Series	75,340,682	8,828,323	(8,971,716)	(143,393)
Macquarie VIP Science and Technology Series	464,348,822	258,242,985	(6,612,387)	251,630,598
Macquarie VIP Small Cap Growth Series	161,667,481	35,916,067	(6,055,543)	29,860,524
Macquarie VIP Smid Cap Core Series	159,281,927	34,881,652	(17,882,841)	16,998,811
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2024, certain Series had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Macquarie VIP Energy Series*	$ 1,008,203	$8,750,585	$ 9,758,788
Macquarie VIP High Income Series	15,148,787	179,982,765	195,131,552
Macquarie VIP International Core Equity Series*	—	497,714	497,714
Macquarie VIP Natural Resources Series	—	37,048,335	37,048,335
Macquarie VIP Small Cap Growth Series	1,257,729	10,403,486	11,661,215
* A portion of the Series’ capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
US GAAP defines fair value as the price that each Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Series' own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Series’ investments by fair value hierarchy levels as of June 30, 2025:
	Macquarie VIP Asset Strategy Series
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$—	$616,956	$616,956
Agency Commercial Mortgage-Backed Securities	—	1,037,213	138,668	1,175,881
Agency Mortgage-Backed Securities	—	51,985,377	—	51,985,377
Bullion	35,280,782	—	—	35,280,782
Collateralized Loan Obligations	—	2,662,507	—	2,662,507
Common Stocks
Communication Services	31,474,712	—	—	31,474,712
Consumer Discretionary	38,910,149	—	—	38,910,149
Consumer Staples	25,304,000	—	—	25,304,000
Energy	5,146,284	—	—	5,146,284
Financials	57,093,510	—	1,112	57,094,622
Healthcare	28,247,167	—	—	28,247,167
Industrials	46,009,190	—	—	46,009,190
Information Technology	93,703,246	—	—	93,703,246
Materials	8,612,976	—	—	8,612,976
Utilities	5,435,892	—	—	5,435,892
Corporate Bonds	—	60,500,918	—	60,500,918
Exchange-Traded Funds	22,292,845	—	—	22,292,845
Government Agency Obligations	—	802,274	—	802,274
Limited Liability Corporation	—	—	67,432	67,432
Loan Agreements	—	2,838,672	—	2,838,672
Non-Agency Asset-Backed Securities	—	8,278,294	—	8,278,294
Non-Agency Collateralized Mortgage Obligations	—	4,400,346	—	4,400,346
Non-Agency Commercial Mortgage-Backed Securities	—	16,720,513	—	16,720,513
Preferred Stock	—	206,700	—	206,700
Sovereign Bond	—	389,000	—	389,000

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
	Macquarie VIP Asset Strategy Series
	Level 1	Level 2	Level 3	Total
US Treasury Obligations	$—	$23,048,887	$—	$23,048,887
Short-Term Investments	7,983,312	—	—	7,983,312
Total Value of Securities	$405,494,065	$172,870,701	$824,168	$579,188,934

Derivatives[1]
Assets:
Centrally Cleared Credit Default Swap Contracts	$—	$47,542	$—	$47,542
Futures Contracts	821,801	—	—	821,801

Liabilities:
Futures Contracts	$(256,188)	$—	$—	$(256,188)

[1]Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
	Macquarie VIP Balanced Series
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$694,038	$—	$694,038
Agency Commercial Mortgage-Backed Securities	—	523,769	—	523,769
Agency Mortgage-Backed Securities	—	20,012,173	—	20,012,173
Common Stocks
Communication Services	14,413,789	—	—	14,413,789
Consumer Discretionary	11,388,637	—	—	11,388,637
Consumer Staples	3,576,653	—	—	3,576,653
Energy	615,796	—	—	615,796
Financials	30,395,962	—	523	30,396,485
Healthcare	7,956,076	—	—	7,956,076
Industrials	15,488,340	—	—	15,488,340
Information Technology	40,834,877	—	—	40,834,877
Materials	6,270,424	—	—	6,270,424
Utilities	1,141,404	—	—	1,141,404
Corporate Bonds	—	24,462,645	—	24,462,645
Exchange-Traded Funds	17,204,589	—	—	17,204,589
Loan Agreements	—	1,136,894	—	1,136,894
Non-Agency Asset-Backed Securities	—	2,657,620	—	2,657,620
Non-Agency Collateralized Mortgage Obligations	—	1,667,224	—	1,667,224

	Macquarie VIP Balanced Series
	Level 1	Level 2	Level 3	Total
Non-Agency Commercial Mortgage-Backed Securities	$—	$6,130,586	$—	$6,130,586
Preferred Stock	—	97,520	—	97,520
US Treasury Obligations	—	11,898,759	—	11,898,759
Short-Term Investments	4,349,900	—	—	4,349,900
Total Value of Securities	$153,636,447	$69,281,228	$523	$222,918,198

Derivatives[1]
Assets:
Centrally Cleared Credit Default Swap Contracts	$—	$18,677	$—	$18,677
Futures Contracts	282,745	—	—	282,745

Liabilities:
Futures Contracts	$(149,481)	$—	$—	$(149,481)

[1]Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
Macquarie VIP Energy Series
Level 1
Securities
Assets:
Common Stocks	$67,678,711
Master Limited Partnerships	2,872,014
Short-Term Investments	1,203,882
Total Value of Securities	$71,754,607
Macquarie VIP Growth Series
Level 1
Securities
Assets:
Common Stocks	$604,135,740
Short-Term Investments	3,122,120
Total Value of Securities	$607,257,860
	Macquarie VIP High Income Series
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Collateralized Loan Obligations	$—	$44,126,120	$—	$44,126,120
Common Stocks
Consumer Discretionary	2,708,551	—	—[1]	2,708,551

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
	Macquarie VIP High Income Series
	Level 1	Level 2	Level 3	Total
Energy	$—	$—	$436,253[1]	$436,253
Financials	—	—	1,146,256	1,146,256
Convertible Bond	—	—	3,548,930	3,548,930
Corporate Bonds	—	595,029,513	—	595,029,513
Exchange-Traded Funds	32,261,864	—	—	32,261,864
Loan Agreements	—	56,665,630	—	56,665,630
Short-Term Investments	39,702,700	—	—	39,702,700
Total Value of Securities	$74,673,115	$695,821,263	$5,131,439	$775,625,817

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
Macquarie VIP International Core Equity Series
Level 1
Securities
Assets:
Common Stocks	$766,166,366
Short-Term Investments	31,371,306
Total Value of Securities	$797,537,672
Macquarie VIP Mid Cap Growth Series
Level 1
Securities
Assets:
Common Stocks	$381,880,482
Short-Term Investments	6,027,540
Total Value of Securities	$387,908,022
	Macquarie VIP Natural Resources Series
	Level 1	Level 3	Total
Securities
Assets:
Common Stocks
Consumer Staples	$2,329,018	$—	$2,329,018
Energy	23,219,774	—	23,219,774
Industrials	1,533,119	—	1,533,119
Information Technology	1,346,337	—	1,346,337
Materials	46,006,939	—[1]	46,006,939

	Macquarie VIP Natural Resources Series
	Level 1	Level 3	Total
Short-Term Investments	$762,102	$—	$762,102
Total Value of Securities	$75,197,289	$—	$75,197,289

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
Macquarie VIP Science and Technology Series
Level 1
Securities
Assets:
Common Stocks	$700,612,250
Short-Term Investments	15,367,170
Total Value of Securities	$715,979,420
Macquarie VIP Small Cap Growth Series
Level 1
Securities
Assets:
Common Stocks	$186,756,980
Exchange-Traded Fund	1,945,849
Short-Term Investments	2,825,176
Total Value of Securities	$191,528,005
	Macquarie VIP Smid Cap Core Series
	Level 1	Level 3	Total
Securities
Assets:
Common Stocks
Communication Services	$4,160,921	$—	$4,160,921
Consumer Discretionary	15,857,930	—	15,857,930
Consumer Staples	6,690,021	—	6,690,021
Energy	6,579,219	—	6,579,219
Financials	30,361,840	—	30,361,840
Healthcare	22,589,339	—[1]	22,589,339
Industrials	41,019,631	—	41,019,631
Information Technology	23,824,426	—	23,824,426
Materials	7,169,514	—	7,169,514
Real Estate	10,713,530	—	10,713,530
Utilities	3,131,152	—	3,131,152

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
	Macquarie VIP Smid Cap Core Series
	Level 1	Level 3	Total
Short-Term Investments	$4,183,215	$—	$4,183,215
Total Value of Securities	$176,280,738	$—	$176,280,738

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
During the six months ended June 30, 2025, Macquarie VIP Energy Series, Macquarie VIP Growth Series, Macquarie VIP High Income Series, Macquarie VIP International Core Equity Series, Macquarie VIP Mid Cap Growth Series, Macquarie VIP Natural Resources Series, Macquarie VIP Science and Technology Series, Macquarie VIP Small Cap Growth Series, and Macquarie VIP Smid Cap Core Series had no transfers into or out of Level 3 investments. During the six months ended June 30, 2025, Macquarie VIP Asset Strategy Series and Macquarie VIP Balanced Series had transfers into Level 3 investments. Each Series' policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Macquarie VIP Asset Strategy Series, Macquarie VIP Balanced Series, Macquarie VIP Natural Resources Series, and Macquarie VIP Smid Cap Core Series’ net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to Macquarie VIP Asset Strategy Series, Macquarie VIP Balanced Series, Macquarie VIP Natural Resources Series, and Macquarie VIP Smid Cap Core Series’ net assets at the end of the period. As of June 30, 2025, Macquarie VIP Energy Series, Macquarie VIP Growth Series, Macquarie VIP International Core Equity Series, Macquarie VIP Mid Cap Growth Series, Macquarie VIP Science and Technology Series, and Macquarie VIP Small Cap Growth Series had no Level 3 investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for Macquarie VIP High Income Series:
	Common Stocks	Convertible Bond	Total
Balance as of 12/31/24	$4,953,267	$7,688,302	$12,641,569
Corporate actions	—	95,825	95,825
Sales	(127,309)	(81,988)	(209,297)
Net realized gain (loss)	27,199	—	27,199
Net change in unrealized appreciation (depreciation)	(3,270,648)	(4,153,209)	(7,423,857)
Balance as of 6/30/25	$ 1,582,509	$ 3,548,930	$ 5,131,439
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 6/30/25	$ (3,270,648)	$ (4,153,209)	$ (7,423,857)
A significant change to the inputs may result in a significant change to the valuation. Quantitative information about Level 3 fair value measurements for Macquarie VIP High Income Series is as follows:
Assets	Value	Valuation Techniques	Unobservable Inputs	Input Value
Common Stocks	$326	Net asset value / Liquidation	Adjusted net asset value	$14.1 million
Common Stocks	429	Market approach	Broker quotes	N/A
Common Stocks	435,498	Market approach	Sale price	$2.3475
Common Stocks	1,146,256	Net asset value	Financial statements	N/A
Convertible Bond	3,548,930	Net asset value	Financial statements	N/A
Fair valued securities currently priced at zero on the "Schedules of investments" are excluded from the table above.

When market quotations are not readily available for one or more portfolio securities, the Series’ NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Series might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/ dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Series’ pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.
4. Capital Shares
Transactions in capital shares were as follows:
	Macquarie VIP Asset Strategy Series		Macquarie VIP Balanced Series		Macquarie VIP Energy Series
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	6/30/25	12/31/24	6/30/25	12/31/24	6/30/25	12/31/24
Shares sold:
Standard Class[1]	6,501	14,864	—	—	51,455	67,117
Service Class[2]	1,790,870	3,528,469	369,649	884,368	1,961,390	3,289,954

Shares issued upon reinvestment of dividends and distributions:
Standard Class[1]	1,218	2,563	—	—	2,206	2,694
Service Class[2]	1,507,764	3,467,956	1,883,378	507,377	161,524	450,694
	3,306,353	7,013,852	2,253,027	1,391,745	2,176,575	3,810,459
Shares redeemed:
Standard Class[1]	(1,424)	(109,119)	—	—	(6,683)	(78,158)
Service Class[2]	(5,951,838)	(11,867,382)	(2,463,507)	(5,374,786)	(2,097,623)	(5,365,370)
	(5,953,262)	(11,976,501)	(2,463,507)	(5,374,786)	(2,104,306)	(5,443,528)
Net increase (decrease)	(2,646,909)	(4,962,649)	(210,480)	(3,983,041)	72,269	(1,633,069)

Notes to financial statements
Ivy Variable Insurance Portfolios
4. Capital Shares (continued)
	Macquarie VIP Growth Series		Macquarie VIP High Income Series		Macquarie VIP International Core Equity Series
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	6/30/25	12/31/24	6/30/25	12/31/24	6/30/25	12/31/24
Shares sold:
Standard Class[1]	—	—	195,438	831,517	471,609	23,243,803
Service Class[2]	1,000,186	2,003,582	12,605,521	31,179,133	185,445	689,480

Shares from reorganization:[3]
Standard Class[1]	—	—	—	—	—	10,306,427
Service Class[2]	—	—	—	—	—	70,825

Shares issued upon reinvestment of dividends and distributions:
Standard Class[1]	—	—	367,538	369,198	1,669,660	461,870
Service Class[2]	12,009,033	9,782,616	18,180,787	17,938,382	830,244	244,335
	13,009,219	11,786,198	31,349,284	50,318,230	3,156,958	35,016,740

Shares redeemed:
Standard Class[1]	—	—	(578,963)	(1,051,348)	(3,146,317)	(6,351,311)
Service Class[2]	(12,719,748)	(15,599,986)	(24,412,817)	(47,530,511)	(1,185,332)	(25,270,853)
	(12,719,748)	(15,599,986)	(24,991,780)	(48,581,859)	(4,331,649)	(31,622,164)
Net increase (decrease)	289,471	(3,813,788)	6,357,504	1,736,371	(1,174,691)	3,394,576

	Macquarie VIP Mid Cap Growth Series		Macquarie VIP Natural Resources Series		Macquarie VIP Science and Technology Series
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	6/30/25	12/31/24	6/30/25	12/31/24	6/30/25	12/31/24
Shares sold:
Standard Class[1]	48,310	116,769	—	—	5,449	9,305
Service Class[2]	2,299,697	2,955,368	704,486	1,710,168	704,928	1,759,647

Shares issued upon reinvestment of dividends and distributions:
Standard Class[1]	143,231	248,089	—	—	16,567	2,967
Service Class[2]	11,578,890	1,148,459	—	909,416	4,005,270	727,969
	14,070,128	4,468,685	704,486	2,619,584	4,732,214	2,499,888

Shares redeemed:
Standard Class[1]	(1,576,875)	(8,323,861)	—	—	(9,986)	(13,539)
Service Class[2]	(3,058,746)	(6,845,225)	(1,662,517)	(5,784,063)	(1,917,868)	(4,902,486)
	(4,635,621)	(15,169,086)	(1,662,517)	(5,784,063)	(1,927,854)	(4,916,025)
Net increase (decrease)	9,434,507	(10,700,401)	(958,031)	(3,164,479)	2,804,360	(2,416,137)
	Macquarie VIP Small Cap Growth Series		Macquarie VIP Smid Cap Core Series
	Six months ended	Year ended	Six months ended	Year ended
	6/30/25	12/31/24	6/30/25	12/31/24
Shares sold:
Standard Class[1]	28,943	180,252	—	—
Service Class[2]	623,706	1,626,074	667,864	616,807

Shares issued upon reinvestment of dividends and distributions:
Service Class[2]	—	—	663,882	86,036
	652,649	1,806,326	1,331,746	702,843

Shares redeemed:
Standard Class[1]	(2,388,377)	(1,112,701)	—	—
Service Class[2]	(1,954,109)	(5,485,029)	(2,961,306)	(4,356,961)
	(4,342,486)	(6,597,730)	(2,961,306)	(4,356,961)
Net decrease	(3,689,837)	(4,791,404)	(1,629,560)	(3,654,118)
[1]	Effective May 1, 2024, Class I shares were renamed Standard Class shares.
[2]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
[3]	See Note 5.

Notes to financial statements
Ivy Variable Insurance Portfolios
5. Reorganization
On January 16, 2024, the Board approved a proposal to reorganize Delaware VIP International Series (the “Acquired Series”), a series of Delaware VIP Trust, with and into Macquarie VIP International Core Equity Series (the “Acquiring Series”), a series of the Trust (the “Reorganization”). On April 26, 2024, the Acquired Series shareholders approved the Reorganization. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Series were acquired by the Acquiring Series and (ii) the Trust, on behalf of the Acquiring Series, assumed the liabilities of the Acquired Series in exchange for shares of the Acquiring Series. In accordance with the Plan, the Acquired Series liquidated and dissolved following the Reorganization. In approving the Reorganization, the Board considered various factors, including that the Acquiring Series and the Acquired Series share similar investment objectives, principal investment strategies and principal risks, and similar fundamental investment restrictions and that the Acquiring Series’ overall total expense ratio is expected to be equal to the corresponding Acquired Series’ total expense ratio following the Reorganization taking into account applicable expense limitation arrangements. The Reorganization was accomplished by a tax-free exchange of shares on April 26, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Series were recorded at fair value; however, the cost basis of the investments received from the Acquired Series was carried forward to align ongoing reporting of the Acquiring Series’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transaction information associated with the Acquired Series and the Acquiring Series on the Reorganization date were as follows:
	Acquired Series Net Assets	Acquired Series Shares Outstanding	Shares Converted to Acquiring Series	Acquiring Series Net Assets	Conversion Ratio
Class I/Standard Class	$173,766,356	10,306,427	10,306,427	$365,889,293	1.0000
Class II/Service Class	1,193,393	71,078	70,825	282,084,657	0.9964
The net assets of the Acquired Series before the Reorganization were $174,959,749. The net assets of the Acquiring Series immediately following the Reorganization were $822,933,699.
Assuming the Reorganization had been completed on January 1, 2024, the Acquiring Series’ pro forma results of operations for the year ended December 31, 2024, would have been as follows:
Net investment income	$11,410,868
Net realized gain on investments	44,412,460
Net change in unrealized appreciation (depreciation)	(24,337,105)
Net increase in net assets resulting from operations	$31,486,223
6. Line of Credit
Each Series, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
Each Series had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
7. Interfund Lending Program
Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 7) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended June 30, 2025.
8. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2025, Macquarie VIP Asset Strategy Series posted $733,443 and Macquarie VIP Balanced Series posted $247,500 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Consolidated statement of assets and liabilities” and “Statements of assets and liabilities”, respectively. Open futures contracts, if any, are disclosed on the “Schedules of investments.”
During the six months ended June 30, 2025, Macquarie VIP Asset Strategy Series and Macquarie VIP Balanced Series invested in futures contracts to hedge each Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts —  Each Series may enter into CDS contracts in the normal course of pursuing its investment objective. Each Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap contracts are bilaterally negotiated agreements between a Series and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the six months ended June 30, 2025, Macquarie VIP Asset Strategy Series and Macquarie VIP Balanced Series entered into CDS contracts as a seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the

Notes to financial statements
Ivy Variable Insurance Portfolios
8. Derivatives (continued)
agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended June 30, 2025, each Series did not enter into any CDS contracts as a purchaser of protection.
As disclosed in the footnotes to the “Consolidated Schedule of investments“ and “Schedules of investments,” at June 30, 2025, the notional value of the protection sold was $2,800,000 and $1,100,000, which reflects the maximum potential amount Macquarie VIP Asset Strategy Series and Macquarie VIP Balanced Series, respectively, would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/ sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2025, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Series and other third parties which the Series can obtain in the occurrence of a credit event. At June 30, 2025, net unrealized appreciation of the protection sold was $47,542 and $18,677 for Macquarie VIP Asset Strategy Series and Macquarie VIP Balanced Series, respectively.
CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2025, Macquarie VIP Asset Strategy Series and Macquarie VIP Balanced Series entered into CDS contracts to gain exposure to certain securities or markets.
At June 30, 2025, Macquarie VIP Asset Strategy Series posted $189,929 and Macquarie VIP Balanced Series posted $74,615 in cash as collateral for certain centrally cleared derivatives, which is included in “Cash collateral due from brokers” on the “Consolidated Statement of assets and liabilities.” and “Statements of assets and liabilities”, respectively.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Macquarie VIP Asset Strategy Series
	Asset Derivatives Fair Value
Statements of asset and liabilities location	Interest Rate Contracts	Credit Contracts	Total
Variation margin due from broker on futures contracts*	$821,801	$—	$821,801
Variation margin due from broker on centrally cleared credit default swap contracts*	—	47,542	47,542
Total	$821,801	$47,542	$869,343
Macquarie VIP Asset Strategy Series
Liability Derivatives Fair Value
Statements of asset and liabilities location	Interest Rate Contracts
Variation margin due from broker on futures contracts*	$(256,188)

	Macquarie VIP Balanced Series
	Asset Derivatives Fair Value
Statements of asset and liabilities location	Interest Rate Contracts	Credit Contracts	Total
Variation margin due from broker on futures contracts*	$282,745	$—	$282,745
Variation margin due from broker on centrally cleared credit default swap contracts*	—	18,677	18,677
Total	$282,745	$18,677	$301,422
Macquarie VIP Balanced Series
Liability Derivatives Fair Value
Statements of asset and liabilities location	Interest Rate Contracts
Variation margin due from broker on futures contracts*	$(149,481)
*Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared CDS contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Series’ “Statements of assets and liabilities.”
The effect of derivative instruments on the “Consolidated statement of operations” for the six months ended June 30, 2025 was as follows:

	Macquarie VIP Asset Strategy Series Net Realized Gain (Loss) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$(1,009,794)	$—	$(1,009,794)
Credit contracts	—	26,934	26,934
Total	$(1,009,794)	$26,934	$(982,860)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$784,516	$—	$784,516
Credit contracts	—	47,542	47,542
Total	$784,516	$47,542	$832,058
The effect of derivative instruments on the “Statements of operations” for the six months ended June 30, 2025 was as follows:

	Macquarie VIP Balanced Series Net Realized Gain (Loss) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$(445,989)	$—	$(445,989)
Credit contracts	—	10,408	10,408
Total	$(445,989)	$10,408	$(435,581)

Notes to financial statements
Ivy Variable Insurance Portfolios
8. Derivatives (continued)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$184,137	$—	$184,137
Credit contracts	—	18,677	18,677
Total	$184,137	$18,677	$202,814
The tables below summarize the average daily balance of derivative holdings by certain Series during the six months ended June 30, 2025:
	Long Derivative Volume
	Macquarie VIP Asset Strategy Series	Macquarie VIP Balanced Series
Futures contracts (average notional amount)	$39,688,024	$21,866,952
	Short Derivative Volume
	Macquarie VIP Asset Strategy Series	Macquarie VIP Balanced Series
Futures contracts (average notional amount)	$15,156,298	$12,513,038
CDS contracts (average notional amount)*	1,697,638	666,929
* Long represents buying protection and short represents selling protection.
9. Securities Lending
Each Series, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each

Series or, at the discretion of the lending agent, replace the loaned securities. Each Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Series, the security lending agent, and the borrower. Each Series records security lending income net of allocations to the security lending agent and the borrower.
Each Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Series’ cash collateral account may be less than the amount each Series would be required to return to the borrowers of the securities and each Series would be required to make up for this shortfall.
During the six months ended June 30, 2025, each Series had no securities out on loan.
10. Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which each Series invests will cause the NAV of each Series to fluctuate.
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series. In addition, recent trade tensions and the imposition of tariffs may disrupt markets and lead to heightened market volatility.
Certain Series invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Certain Series may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause a Series to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the

Notes to financial statements
Ivy Variable Insurance Portfolios
10. Credit and Market Risks (continued)
associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, a Series could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, a Series’ investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause a Series to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
Certain Series invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require each Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series' rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.
Certain Series invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Certain Series may invest in REITs and are subject to the risks associated with that industry. If a Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2025. The Series' REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Series also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Series will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statements of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
Each Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Consolidated schedule of investments” and “Schedules of investments”.
11. Contractual Obligations
Each Series enters into contracts in the normal course of business that contain a variety of indemnifications. Each Series’ maximum exposure under these arrangements is unknown. However, each Series has not had prior claims or losses pursuant to these contracts. Management has reviewed each Series’ existing contracts and expects the risk of loss to be remote.
12. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740)  —  Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on each Series financial statements.
13. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of each Series' investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for each Series that, pending shareholder approval, would go into effect at the closing of the transaction. Shareholders of each Series were sent proxy materials for a special meeting of shareholders scheduled to be held on September 10, 2025, at which the approval of the new investment advisory agreement will be considered.
Management has determined that no other material events or transactions occurred subsequent to June 30, 2025, that would require recognition or disclosure in the Series' financial statements.

Other Series information (Unaudited)
Ivy Variable Insurance Portfolios
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.

(4706984)
SEMIANN-VIP1-0825

Ivy Variable Insurance Portfolios
Macquarie VIP Core Equity Series
Macquarie VIP Corporate Bond Series
Macquarie VIP Global Growth Series
Macquarie VIP Limited-Term Bond Series
Macquarie VIP Value Series
Financial statements and other information
For the six months ended June 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Series’ Form N-PORT, as well as a description of the policies and procedures that each Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in each Series’ most recent Form N-PORT are available without charge on the Series’ website at macquarie.com/mam/vip-literature.
Information (if any) regarding how each Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedules of investments
Macquarie VIP Core Equity Series
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.95%♣
Communication Services — 10.70%
Alphabet Class A	132,935	$ 23,427,135
AT&T	559,466	16,190,946
Live Nation Entertainment †	38,103	5,764,222
Meta Platforms Class A	27,110	20,009,620
Netflix †	6,326	8,471,336
		73,863,259
Consumer Discretionary — 8.48%
Amazon.com †	144,492	31,700,100
AutoZone †	4,047	15,023,395
Home Depot	32,246	11,822,673
		58,546,168
Consumer Staples — 2.65%
Costco Wholesale	18,519	18,332,699
		18,332,699
Energy — 0.47%
ConocoPhillips	35,925	3,223,910
		3,223,910
Financials — 22.41%
Allstate	58,859	11,848,905
Ally Financial	215,234	8,383,364
American Express	40,346	12,869,567
Aon Class A	21,791	7,774,157
Blackstone	58,281	8,717,672
Capital One Financial	69,902	14,872,350
CME Group	58,831	16,215,000
Fiserv †	87,648	15,111,392
JPMorgan Chase & Co.	46,443	13,464,290
KKR & Co.	79,163	10,531,054
Mastercard Class A	21,827	12,265,464
Morgan Stanley	73,003	10,283,203
Progressive	46,367	12,373,498
		154,709,916
Healthcare — 5.97%
Abbott Laboratories	121,924	16,582,883
Danaher	26,540	5,242,712
HCA Healthcare	21,605	8,276,875
UnitedHealth Group	13,497	4,210,659
Vertex Pharmaceuticals †	15,470	6,887,244
		41,200,373
Industrials — 11.40%
Airbus ADR	268,483	14,057,770
BAE Systems ADR	118,754	12,477,483
Cummins	24,139	7,905,522
Eaton	36,899	13,172,574
Howmet Aerospace	134,943	25,116,941
Lockheed Martin	12,898	5,973,580
		78,703,870
Information Technology — 30.30%
Advanced Micro Devices †	46,297	6,569,544
Apple	103,288	21,191,599
Applied Materials	67,539	12,364,365
Broadcom	55,738	15,364,179
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Microsoft	101,027	$ 50,251,840
NVIDIA	242,289	38,279,239
Salesforce	45,668	12,453,207
SAP ADR	35,077	10,666,916
Seagate Technology Holdings	42,118	6,078,891
Taiwan Semiconductor Manufacturing ADR	104,077	23,572,400
TE Connectivity	22,761	3,839,098
Zebra Technologies Class A †	27,764	8,561,307
		209,192,585
Materials — 4.71%
Crown Holdings	83,795	8,629,209
Linde	23,941	11,232,638
Sherwin-Williams	23,513	8,073,424
Vulcan Materials	17,482	4,559,655
		32,494,926
Utilities — 0.86%
NextEra Energy	85,975	5,968,385
		5,968,385
Total Common Stocks (cost $485,979,840)		676,236,091

Short-Term Investments — 2.19%
Money Market Mutual Funds — 2.19%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	3,781,930	3,781,930
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	3,781,928	3,781,928
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	3,781,929	3,781,929
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	3,781,929	3,781,929
Total Short-Term Investments (cost $15,127,716)		15,127,716
Total Value of Securities—100.14% (cost $501,107,556)		$691,363,807
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
    1

Schedules of investments
Macquarie VIP Core Equity Series
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
2

Macquarie VIP Corporate Bond Series
June 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.00%
GNMA Series 2005-23 IO 0.00% 6/17/45 =, •	3,237	$ 0
Total Agency Collateralized Mortgage Obligations (cost $11)		0

Corporate Bonds — 98.16%
Banking — 23.87%
Ally Financial 5.737% 5/15/29 μ	2,345,000	2,387,246
Bank of America
5.518% 10/25/35 μ	4,213,000	4,214,953
5.819% 9/15/29 μ	4,730,000	4,928,144
6.204% 11/10/28 μ	345,000	359,115
6.625% 5/1/30 μ, ψ	1,155,000	1,199,067
Bank of New York Mellon
5.316% 6/6/36 μ	1,925,000	1,965,826
6.30% 3/20/30 μ, ψ	1,545,000	1,591,061

Barclays 9.625% 12/15/29 μ, ψ	2,890,000	3,217,171
BNP Paribas 144A 7.45% 6/27/35 #, μ, ψ	1,705,000	1,719,492
Citibank 4.914% 5/29/30	3,435,000	3,501,785
Citigroup
4.952% 5/7/31 μ	4,120,000	4,168,085
5.612% 3/4/56 μ	2,643,000	2,596,088

Credit Agricole 144A 5.222% 5/27/31 #, μ	2,075,000	2,114,424
Deutsche Bank
5.297% 5/9/31 μ	1,460,000	1,483,203
6.819% 11/20/29 μ	2,061,000	2,199,620
7.146% 7/13/27 μ	2,185,000	2,240,625

First Citizens BancShares 6.254% 3/12/40 μ	3,085,000	3,077,419
Goldman Sachs Group
5.049% 7/23/30 μ	2,940,000	2,989,503
5.218% 4/23/31 μ	2,320,000	2,379,001
5.734% 1/28/56 μ	1,945,000	1,946,458
6.484% 10/24/29 μ	2,880,000	3,055,462
JPMorgan Chase & Co.
5.103% 4/22/31 μ	1,955,000	2,003,989
5.572% 4/22/36 μ	1,835,000	1,902,407
6.254% 10/23/34 μ	3,565,000	3,876,016

Lloyds Banking Group 6.068% 6/13/36 μ	1,920,000	1,974,780
M&T Bank 5.179% 7/8/31 μ	1,245,000	1,265,960
Morgan Stanley
5.192% 4/17/31 μ	1,565,000	1,604,710
5.516% 11/19/55 μ	970,000	948,653
5.664% 4/17/36 μ	1,225,000	1,269,879
5.831% 4/19/35 μ	2,240,000	2,347,677
6.407% 11/1/29 μ	2,511,000	2,660,137
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
6.627% 11/1/34 μ	2,720,000	$ 2,999,399

NatWest Group 5.115% 5/23/31 μ	2,815,000	2,862,079
NatWest Markets 144A 5.596% (SOFR + 1.19%) 3/21/30 #, •	4,730,000	4,806,238
PNC Bank 4.543% 5/13/27 μ	2,670,000	2,671,705
PNC Financial Services Group
4.899% 5/13/31 μ	960,000	972,423
5.575% 1/29/36 μ	2,440,000	2,515,811

Popular 7.25% 3/13/28	3,275,000	3,481,948
State Street 6.123% 11/21/34 μ	2,005,000	2,143,402
Truist Bank 4.632% 9/17/29 μ	1,440,000	1,423,959
Truist Financial 4.95% 9/1/25 μ, ψ	945,000	945,540
UBS Group
144A 5.379% 9/6/45 #, μ	498,000	480,416
144A 5.58% 5/9/36 #, μ	1,085,000	1,109,957
144A 9.25% 11/13/28 #, μ, ψ	2,525,000	2,762,284
US Bancorp
2.491% 11/3/36 μ	2,300,000	1,952,792
5.046% 2/12/31 μ	1,825,000	1,858,369
5.424% 2/12/36 μ	975,000	993,905
6.787% 10/26/27 μ	2,960,000	3,047,840

US Bank 4.73% 5/15/28 μ	1,680,000	1,689,001
Wells Fargo & Co. 5.244% 1/24/31 μ	1,360,000	1,395,516
		113,300,540
Basic Industry — 3.22%
Dow Chemical 5.95% 3/15/55	2,760,000	2,633,060
Nucor 5.10% 6/1/35	2,455,000	2,463,800
Rio Tinto Finance USA
5.00% 3/14/32	1,165,000	1,185,980
5.25% 3/14/35	3,730,000	3,797,257
5.75% 3/14/55	1,938,000	1,942,348
Steel Dynamics
5.25% 5/15/35	1,850,000	1,852,770
5.75% 5/15/55	1,435,000	1,392,312
		15,267,527
Brokerage — 2.68%
Apollo Global Management 6.00% 12/15/54 μ	1,480,000	1,446,900
BGC Group 144A 6.15% 4/2/30 #	1,525,000	1,546,695
Blackstone Reg Finance 5.00% 12/6/34	2,545,000	2,534,971
Brookfield Finance 5.813% 3/3/55	3,790,000	3,709,039
Jefferies Financial Group
5.875% 7/21/28	445,000	461,612
6.20% 4/14/34	2,095,000	2,192,467
6.50% 1/20/43	810,000	846,669
		12,738,353
    3

Schedules of investments
Macquarie VIP Corporate Bond Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods — 9.26%
Ashtead Capital 144A 1.50% 8/12/26 #	3,565,000	$ 3,449,877
BAE Systems 144A 5.125% 3/26/29 #	2,855,000	2,927,371
Boeing
2.196% 2/4/26	5,620,000	5,533,078
6.858% 5/1/54	1,760,000	1,928,414
Caterpillar
5.20% 5/15/35	4,805,000	4,900,524
5.50% 5/15/55	575,000	573,497

Eaton Capital 4.45% 5/9/30	2,050,000	2,060,183
General Dynamics 4.95% 8/15/35	4,050,000	4,067,426
John Deere Capital 4.90% 6/11/27	2,425,000	2,466,110
Lockheed Martin 4.80% 8/15/34	1,520,000	1,515,923
Northrop Grumman
4.03% 10/15/47	760,000	606,595
4.65% 7/15/30	1,575,000	1,589,297
4.75% 6/1/43	525,000	475,251
5.20% 6/1/54	1,615,000	1,506,354
Republic Services
4.75% 7/15/30	5,175,000	5,274,411
5.15% 3/15/35	1,070,000	1,091,491
Siemens Funding
144A 4.60% 5/28/30 #	1,070,000	1,081,304
144A 4.90% 5/28/32 #	1,230,000	1,248,463

Waste Management 5.35% 10/15/54	1,735,000	1,671,286
		43,966,855
Communications — 7.84%
American Tower 5.20% 2/15/29	895,000	916,198
AT&T
3.50% 9/15/53	5,230,000	3,542,732
5.375% 8/15/35	785,000	799,634
6.05% 8/15/56	780,000	796,562
6.30% 1/15/38	2,845,000	3,074,568
Meta Platforms
3.85% 8/15/32	3,210,000	3,088,240
5.40% 8/15/54	1,395,000	1,361,443

Rogers Communications 5.30% 2/15/34	2,430,000	2,433,507
SoftBank
144A 4.699% 7/9/30 #	2,760,000	2,760,000
144A 5.332% 7/9/35 #	1,975,000	1,975,000

Sprint Capital 6.875% 11/15/28	2,740,000	2,942,174
Time Warner Cable 6.55% 5/1/37	2,178,000	2,250,609
T-Mobile USA
5.125% 5/15/32	680,000	693,707
5.50% 1/15/55	2,550,000	2,419,477
5.875% 11/15/55	2,535,000	2,535,739
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Verizon Communications
2.875% 11/20/50	1,540,000	$ 960,123
5.25% 4/2/35	715,000	721,227
5.50% 2/23/54	3,420,000	3,307,698

VZ Secured Financing 144A 5.00% 1/15/32 #	705,000	627,766
		37,206,404
Consumer Cyclical — 2.15%
AutoZone 5.125% 6/15/30	2,825,000	2,897,444
General Motors Financial 5.625% 4/4/32	2,335,000	2,363,369
VICI Properties
144A 4.625% 12/1/29 #	805,000	791,200
4.95% 2/15/30	4,135,000	4,161,002
		10,213,015
Consumer Non-Cyclical — 9.42%
Anheuser-Busch InBev Worldwide 5.55% 1/23/49	6,105,000	6,063,901
Bunge Limited Finance
2.75% 5/14/31	1,285,000	1,163,703
4.20% 9/17/29	3,025,000	2,992,155

Coca-Cola Consolidated 5.25% 6/1/29	4,910,000	5,061,702
GE HealthCare Technologies
4.80% 1/15/31	820,000	827,029
5.50% 6/15/35	3,495,000	3,580,342
HCA
5.45% 9/15/34	3,035,000	3,062,579
6.00% 4/1/54	2,105,000	2,060,905
6.20% 3/1/55	790,000	796,275
JBS USA Holding Lux
144A 5.50% 1/15/36 #	1,720,000	1,723,603
144A 6.25% 3/1/56 #	1,610,000	1,617,358
144A 6.375% 4/15/66 #	875,000	882,543

Mars 144A 4.80% 3/1/30 #	2,405,000	2,437,621
Royalty Pharma 1.20% 9/2/25	1,575,000	1,564,656
Stryker
4.85% 2/10/30	1,110,000	1,132,863
5.20% 2/10/35	3,710,000	3,782,942
Sysco
5.10% 9/23/30	3,865,000	3,961,717
5.40% 3/23/35	1,975,000	2,010,100
		44,721,994
Electric — 10.11%
AEP Texas 5.45% 5/15/29	1,239,000	1,279,460
Ameren Illinois 5.625% 3/1/55	3,625,000	3,585,567
Appalachian Power 4.50% 8/1/32	3,756,000	3,665,890
Baltimore Gas and Electric 4.25% 9/15/48	1,500,000	1,218,850

4

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Capital Power US Holdings
144A 5.257% 6/1/28 #	2,055,000	$ 2,083,252
144A 6.189% 6/1/35 #	1,870,000	1,930,702

CenterPoint Energy Houston Electric 5.20% 10/1/28	2,420,000	2,495,912
Commonwealth Edison 5.95% 6/1/55	3,055,000	3,166,241
Constellation Energy Generation 5.75% 3/15/54	2,755,000	2,702,124
Dominion Energy
Series A 6.875% 2/1/55 μ	3,195,000	3,362,778
Series B 7.00% 6/1/54 μ	573,000	616,223

Entergy Mississippi 5.80% 4/15/55	3,155,000	3,159,715
Fells Point Funding Trust 144A 3.046% 1/31/27 #	4,330,000	4,237,794
Northern States Power 5.65% 5/15/55	3,445,000	3,442,199
Oglethorpe Power
3.75% 8/1/50	5,485,000	3,833,787
4.50% 4/1/47	1,450,000	1,187,481
5.25% 9/1/50	590,000	526,716

Oklahoma Gas and Electric 5.80% 4/1/55	2,440,000	2,437,385
PSEG Power 144A 5.20% 5/15/30 #	1,370,000	1,398,617
Vistra Operations 144A 6.95% 10/15/33 #	1,505,000	1,653,957
		47,984,650
Energy — 6.64%
Cheniere Energy Partners 144A 5.55% 10/30/35 #	2,105,000	2,122,349
ConocoPhillips
5.50% 1/15/55	1,835,000	1,742,881
5.55% 3/15/54	3,280,000	3,138,029
Enbridge
4.90% 6/20/30	1,000,000	1,010,401
5.55% 6/20/35	1,570,000	1,596,681
Energy Transfer
6.10% 12/1/28	2,210,000	2,322,401
6.20% 4/1/55	1,695,000	1,670,017
6.25% 4/15/49	1,405,000	1,387,408
6.50% 11/15/26 μ, ψ	3,935,000	3,962,419

Enterprise Products Operating 4.60% 1/15/31	2,350,000	2,368,597
EOG Resources
5.00% 7/15/32	2,337,000	2,366,507
5.35% 1/15/36	773,000	784,245
5.95% 7/15/55	915,000	932,553

ONEOK 5.70% 11/1/54	2,510,000	2,318,947
Targa Resources 5.65% 2/15/36	2,120,000	2,140,857
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Woodside Finance 5.70% 5/19/32	1,620,000	$ 1,650,154
		31,514,446
Finance Companies — 3.73%
AerCap Ireland Capital DAC 3.85% 10/29/41	2,065,000	1,652,492
Air Lease 4.125% 12/15/26 μ, ψ	2,453,000	2,384,458
Apollo Debt Solutions
6.70% 7/29/31	683,000	709,974
6.90% 4/13/29	735,000	767,561

Ares Capital 5.50% 9/1/30	2,035,000	2,029,232
Ares Strategic Income Fund 5.70% 3/15/28	1,385,000	1,396,648
Aviation Capital Group
144A 1.95% 1/30/26 #	3,553,000	3,497,336
144A 1.95% 9/20/26 #	255,000	246,875

Avolon Holdings Funding 144A 5.375% 5/30/30 #	1,530,000	1,559,213
Blackstone Private Credit Fund 5.60% 11/22/29	1,160,000	1,168,496
Blackstone Secured Lending Fund 5.30% 6/30/30	1,545,000	1,531,344
Blue Owl Credit Income 6.60% 9/15/29	725,000	746,173
		17,689,802
Insurance — 6.45%
Athene Global Funding 144A 1.985% 8/19/28 #	1,635,000	1,509,590
Athene Holding
6.625% 5/19/55	1,570,000	1,619,186
6.875% 6/28/55 μ	1,485,000	1,481,436

Equitable Financial Life Global Funding 144A 5.00% 3/27/30 #	1,990,000	2,021,124
Henneman Trust 144A 6.58% 5/15/55 #	2,670,000	2,685,695
Marsh & McLennan 5.35% 11/15/44	4,765,000	4,689,093
Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	4,730,000	4,828,416
Nippon Life Insurance 144A 6.50% 4/30/55 #, μ	1,250,000	1,294,920
Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	3,710,000	3,790,529
Northwestern Mutual Life Insurance 144A 6.17% 5/29/55 #	1,145,000	1,196,643
Pine Street Trust III 144A 6.223% 5/15/54 #	1,366,000	1,350,329
Prudential Financial 5.20% 3/14/35	1,785,000	1,805,071
    5

Schedules of investments
Macquarie VIP Corporate Bond Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)

Western-Southern Global Funding 144A 4.90% 5/1/30 #	2,295,000	$ 2,317,766
		30,589,798
Natural Gas — 0.33%
NiSource 5.85% 4/1/55	1,190,000	1,178,762
Sempra 4.875% 10/15/25 μ, ψ	400,000	399,351
		1,578,113
Real Estate Investment Trusts — 3.28%
AvalonBay Communities 5.00% 1/8/35	3,390,000	3,375,319
Brixmor Operating Partnership 5.20% 4/1/32	1,545,000	1,558,127
Extra Space Storage 5.40% 6/15/35	3,080,000	3,097,830
Lineage OP 144A 5.25% 7/15/30 #	2,105,000	2,118,587
Realty Income
4.85% 3/15/30	1,210,000	1,232,289
5.125% 4/15/35	4,170,000	4,176,999
		15,559,151
Technology — 6.70%
Accenture Capital 4.05% 10/4/29	3,460,000	3,438,540
Alphabet 5.25% 5/15/55	1,755,000	1,729,732
CDW 3.276% 12/1/28	2,715,000	2,596,530
CoStar Group 144A 2.80% 7/15/30 #	2,431,000	2,200,216
Foundry JV Holdco 144A 6.10% 1/25/36 #	1,900,000	1,968,019
Leidos
5.40% 3/15/32	1,825,000	1,863,965
5.50% 3/15/35	2,370,000	2,407,840

Marvell Technology 1.65% 4/15/26	2,255,000	2,204,239
Oracle
5.25% 2/3/32	925,000	949,212
6.00% 8/3/55	1,045,000	1,044,113
6.125% 7/8/39	4,070,000	4,277,544

Sensata Technologies 144A 3.75% 2/15/31 #	1,115,000	1,017,423
Synopsys 5.70% 4/1/55	1,130,000	1,124,311
Verisk Analytics 5.25% 3/15/35	4,920,000	4,949,912
		31,771,596
Transportation — 2.48%
Burlington Northern Santa Fe 5.80% 3/15/56	4,635,000	4,773,998
CSX 4.75% 5/30/42	2,284,000	2,092,995
Union Pacific
5.10% 2/20/35	3,045,000	3,098,277
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Union Pacific
5.60% 12/1/54	1,820,000	$ 1,812,135
		11,777,405
Total Corporate Bonds (cost $460,803,404)		465,879,649

Non-Agency Asset-Backed Securities — 1.28%
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	5,900,000	6,075,347
Total Non-Agency Asset-Backed Securities (cost $5,897,957)		6,075,347
	Number of shares
Common Stock — 0.00%♣
Financials — 0.00%
MNSN Holdings =, †	1,168	3,796
Total Common Stock (cost $8,760)		3,796

Preferred Stock — 0.15%♣
Financials — 0.15%
SVB Financial Trust 11/7/32 †	1,331	705,430
Total Preferred Stock (cost $674,477)		705,430

Short-Term Investments — 2.35%
Money Market Mutual Funds — 2.35%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	2,781,548	2,781,548
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	2,781,548	2,781,548
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	2,781,548	2,781,548
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	2,781,549	2,781,549
Total Short-Term Investments (cost $11,126,193)		11,126,193
Total Value of Securities—101.94% (cost $478,510,802)		$483,790,415

6

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $89,166,311, which represents 18.79% of the Series’ net assets. See Note 10 in “Notes to financial statements.”
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
The following futures contracts were outstanding at June 30, 2025:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(227)	US Treasury 5 yr Notes	$(24,743,000)	$(24,466,353)	10/5/25	$—	$(276,647)	$(30,148)
365	US Treasury 10 yr Notes	40,925,625	40,258,272	9/19/25	667,353	—	114,063
(383)	US Treasury 10 yr Ultra Notes	(43,763,736)	(43,040,130)	9/19/25	—	(723,606)	(172,098)
(54)	US Treasury Long Bonds	(6,235,313)	(6,126,673)	9/19/25	—	(108,640)	(54,000)
92	US Treasury Ultra Bonds	10,959,500	10,630,903	9/19/25	328,597	—	123,625
Total Futures Contracts			$(22,743,981)		$995,950	$(1,108,893)	$(18,558)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 8 in “Notes to financial statements.”
Summary of abbreviations:
DAC – Designated Activity Company
GE – General Electric
GNMA – Government National Mortgage Association
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
Summary of abbreviations: (continued)
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.

    7

Schedules of investments
Macquarie VIP Global Growth Series
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.90%Δ
Canada — 0.78%
Canadian Natural Resources	41,357	$ 1,298,610
		1,298,610
China — 1.25%
Midea Group Class A	206,500	2,080,706
		2,080,706
Finland — 1.41%
Amer Sports †	60,376	2,340,174
		2,340,174
France — 2.05%
Airbus	16,359	3,415,815
		3,415,815
Germany — 6.47%
Deutsche Telekom	42,082	1,535,198
Fresenius & Co.	57,407	2,886,132
SAP	12,205	3,711,391
Siemens	10,244	2,626,365
		10,759,086
India — 3.54%
HDFC Bank	139,952	3,266,254
NTPC	671,770	2,623,318
		5,889,572
Italy — 1.60%
Ferrari	5,429	2,660,997
		2,660,997
Japan — 3.63%
Hoya	22,900	2,728,027
Renesas Electronics	135,300	1,680,856
Shin-Etsu Chemical	49,200	1,630,377
		6,039,260
Netherlands — 1.34%
ING Groep	101,334	2,223,318
		2,223,318
Norway — 1.53%
Orkla	234,323	2,547,949
		2,547,949
Singapore — 1.84%
Sea ADR †	19,173	3,066,530
		3,066,530
South Korea — 2.70%
KB Financial Group	31,025	2,549,402
SK Hynix	8,935	1,933,180
		4,482,582
	Number of shares	Value (US $)
Common StocksΔ (continued)
Spain — 1.74%
Banco Bilbao Vizcaya Argentaria	187,539	$ 2,884,000
		2,884,000
Sweden — 1.17%
Epiroc Class A	89,458	1,942,170
		1,942,170
Taiwan — 3.41%
Taiwan Semiconductor Manufacturing	156,000	5,660,687
		5,660,687
United Kingdom — 4.40%
AstraZeneca	12,723	1,767,380
BAE Systems	138,363	3,582,916
Diageo	77,989	1,956,903
		7,307,199
United States — 60.04%
Allstate	11,812	2,377,874
Alphabet Class A	6,515	1,148,138
Amazon.com †	28,385	6,227,385
Aon Class A	5,861	2,090,970
Apple	21,816	4,475,989
AT&T	94,801	2,743,541
BJ's Wholesale Club Holdings †	22,738	2,451,839
Blue Owl Capital	120,600	2,316,726
Broadcom	7,999	2,204,924
Carrier Global	39,256	2,873,147
Casey's General Stores	5,563	2,838,632
CDW	9,460	1,689,461
Coca-Cola	34,645	2,451,134
ConocoPhillips	13,188	1,183,491
CSX	63,842	2,083,165
Danaher	5,787	1,143,164
Eli Lilly & Co.	3,866	3,013,663
Hilton Worldwide Holdings	9,944	2,648,485
Home Depot	7,799	2,859,425
Howmet Aerospace	20,156	3,751,636
Ingersoll Rand	23,729	1,973,778
Intercontinental Exchange	17,070	3,131,833
KLA	3,816	3,418,144
Mastercard Class A	6,818	3,831,307
Meta Platforms Class A	4,574	3,376,024
Microsoft	19,831	9,864,138
Morgan Stanley	20,974	2,954,398
Netflix †	2,497	3,343,808
NVIDIA	47,282	7,470,083
Salesforce	11,764	3,207,925
Sherwin-Williams	7,379	2,533,653
Thermo Fisher Scientific	2,564	1,039,599
    8

	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
UnitedHealth Group	3,472	$ 1,083,160
		99,800,639
Total Common Stocks (cost $118,240,304)		164,399,294

Short-Term Investments — 0.72%
Money Market Mutual Funds — 0.72%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	300,202	300,202
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	300,203	300,203
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	300,203	300,203
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	300,203	300,203
Total Short-Term Investments (cost $1,200,811)		1,200,811
Total Value of Securities—99.62% (cost $119,441,115)		$165,600,105
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
Summary of abbreviations:
ADR - American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
    9

Schedules of investments
Macquarie VIP Limited-Term Bond Series
June 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.18%
Freddie Mac REMICs Series 4505 PE 2.50% 5/15/44	139,046	$ 134,178
GNMA Series 2012-39 PA 2.00% 3/16/42	154,938	145,158
Total Agency Collateralized Mortgage Obligations (cost $295,098)		279,336

Agency Commercial Mortgage-Backed Securities — 1.65%
FREMF Mortgage Trust
Series 2015-KF12 B 144A 11.526% (SOFR + 7.21%, Floor 7.10%) 9/25/22 #, •	592,529	606,566
Series 2017-KF40 B 144A 7.126% (SOFR + 2.81%, Floor 2.70%) 11/25/27 #, •	484,433	461,264
Series 2018-K732 B 144A 4.045% 5/25/51 #, •	88,818	88,516
Series 2019-KF61 B 144A 6.626% (SOFR + 2.31%, Floor 2.20%) 4/25/29 #, •	305,769	291,465
Series 2019-KF68 B 144A 6.626% (SOFR + 2.31%, Floor 2.20%) 7/25/26 #, •	458,375	449,081
Series 2019-KF70 B 144A 6.726% (SOFR + 2.41%, Floor 2.30%) 9/25/29 #, •	269,906	254,409
Series 2020-KF74 B 144A 6.576% (SOFR + 2.26%, Floor 2.15%) 1/25/27 #, •	167,034	162,819
Series 2020-KF75 B 144A 6.676% (SOFR + 2.36%, Floor 2.25%) 12/25/29 #, •	331,143	306,877
Total Agency Commercial Mortgage-Backed Securities (cost $2,691,068)		2,620,997

Agency Mortgage-Backed Securities — 6.95%
Fannie Mae S.F. 30 yr
5.50% 12/1/52	1,268,683	1,272,351
5.50% 11/1/53	41,181	41,225
5.50% 5/1/54	35,918	35,925
5.50% 3/1/55	931,189	933,669
6.00% 6/1/53	737,495	750,921
6.00% 8/1/54	1,544,830	1,570,722
6.00% 12/1/54	2,507,545	2,548,770
Freddie Mac S.F. 20 yr
4.50% 8/1/30	112,152	112,545
5.50% 7/1/43	499,863	509,214
Freddie Mac S.F. 30 yr
4.50% 10/1/52	910,825	872,881
5.00% 6/1/53	632,724	621,449
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 3/1/55	903,875	$ 904,045
5.50% 4/1/55	31,967	31,973

GNMA II S.F. 30 yr 5.00% 9/20/52	829,796	819,576
Total Agency Mortgage-Backed Securities (cost $10,894,165)		11,025,266

Collateralized Loan Obligations — 7.47%
AGL CLO 17 Series 2022-17A AR 144A 5.219% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	300,000	298,571
Bain Capital Credit CLO Series 2021-7A A1R 144A 5.252% (TSFR03M + 0.98%, Floor 0.98%) 1/22/35 #, •	400,000	398,521
Bethpage Park CLO Series 2021-1A A 144A 5.648% (TSFR03M + 1.39%, Floor 1.13%) 1/15/35 #, •	600,000	601,268
BlueMountain CLO XXX Series 2020-30A AR 144A 5.626% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	1,000,000	1,002,400
Canyon Capital CLO Series 2019-2A AR2 144A 5.266% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	150,000	149,757
Canyon CLO Series 2020-2A AR2 144A 5.286% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	250,000	249,404
Galaxy XXI CLO Series 2015-21A AR 144A 5.551% (TSFR03M + 1.28%) 4/20/31 #, •	279,604	279,619
KKR CLO 41 Series 2022-41A A1 144A 5.586% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	2,000,000	2,001,822
Neuberger Berman Loan Advisers CLO 42 Series 2021-42A AR 144A 5.211% (TSFR03M + 0.95%, Floor 0.95%) 7/16/35 #, •	500,000	498,451
Octagon Investment Partners 51 Series 2021-1A AR 144A 5.259% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •	500,000	498,496
    10

	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Regatta XIX Funding Series 2022-1A A1 144A 5.592% (TSFR03M + 1.32%, Floor 1.32%) 4/20/35 #, •	2,000,000	$ 2,005,528
Sound Point CLO XXV Series 2019-4A A1R 144A 5.562% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	2,000,000	2,002,410
TRESTLES CLO V Series 2021-5A A1R 144A 5.522% (TSFR03M + 1.25%, Floor 1.25%) 10/20/34 #, •	1,000,000	1,000,232
Venture 42 CLO Series 2021-42A A1A 144A 5.648% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	415,000	415,082
Zais CLO 16 Series 2020-16A A1R2 144A 5.399% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	450,000	449,873
Total Collateralized Loan Obligations (cost $11,839,414)		11,851,434

Corporate Bonds — 32.39%
Banking — 9.07%
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ	335,000	335,000
Bank of America
5.162% 1/24/31 μ	230,000	235,797
5.819% 9/15/29 μ	340,000	354,243
6.625% 5/1/30 μ, ψ	115,000	119,388

Bank of Montreal 7.70% 5/26/84 μ	225,000	232,894
Bank of New York Mellon
4.942% 2/11/31 μ	185,000	188,962
5.802% 10/25/28 μ	573,000	593,638
6.30% 3/20/30 μ, ψ	155,000	159,621
Citibank
5.438% 4/30/26	250,000	251,993
5.488% 12/4/26	250,000	254,034

Citigroup 3.07% 2/24/28 μ	215,000	210,304
Citizens Financial Group 5.253% 3/5/31 μ	220,000	222,997
Credit Agricole 144A 5.222% 5/27/31 #, μ	250,000	254,750
Deutsche Bank
5.297% 5/9/31 μ	150,000	152,384
6.72% 1/18/29 μ	424,000	445,502
6.819% 11/20/29 μ	286,000	305,236
7.146% 7/13/27 μ	245,000	251,237

Fifth Third Bank 4.967% 1/28/28 μ	425,000	428,242
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
4.25% 10/21/25	750,000	$ 749,133
5.182% (SOFR + 0.79%) 12/9/26 •	1,300,000	1,302,114
5.218% 4/23/31 μ	235,000	240,976
JPMorgan Chase & Co.
5.012% 1/23/30 μ	175,000	178,262
5.103% 4/22/31 μ	200,000	205,012
5.14% 1/24/31 μ	135,000	138,474
5.571% 4/22/28 μ	195,000	199,078

KeyBank 5.85% 11/15/27	130,000	134,247
Lloyds Banking Group 5.721% 6/5/30 μ	200,000	207,771
M&T Bank 5.179% 7/8/31 μ	125,000	127,104
Morgan Stanley
5.192% 4/17/31 μ	160,000	164,060
6.138% 10/16/26 μ	1,595,000	1,601,955
6.296% 10/18/28 μ	425,000	442,814
6.407% 11/1/29 μ	73,000	77,336

Morgan Stanley Bank 5.504% 5/26/28 μ	250,000	255,383
PNC Financial Services Group
4.899% 5/13/31 μ	95,000	96,229
5.222% 1/29/31 μ	400,000	410,599
5.30% 1/21/28 μ	235,000	238,611

Popular 7.25% 3/13/28	215,000	228,586
State Street
4.834% 4/24/30	110,000	112,068
4.993% 3/18/27	220,000	223,263
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	200,000	201,378
144A 7.00% 2/10/30 #, μ, ψ	200,000	199,456
US Bancorp
2.375% 7/22/26	844,000	828,913
5.046% 2/12/31 μ	180,000	183,291
5.384% 1/23/30 μ	70,000	72,086
6.787% 10/26/27 μ	165,000	169,897

US Bank 4.73% 5/15/28 μ	250,000	251,339
Wells Fargo & Co. 5.244% 1/24/31 μ	140,000	143,656
		14,379,313
Basic Industry — 0.55%
Novelis 144A 3.25% 11/15/26 #	480,000	472,632
Rio Tinto Finance USA 4.50% 3/14/28	400,000	403,257
		875,889
    11

Schedules of investments
Macquarie VIP Limited-Term Bond Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Brokerage — 0.45%
Jefferies Financial Group 5.875% 7/21/28	695,000	$ 720,944
		720,944
Capital Goods — 4.68%
Amphenol 2.20% 9/15/31	785,000	687,802
Boeing 2.196% 2/4/26	1,525,000	1,501,414
Herc Holdings 144A 6.625% 6/15/29 #	465,000	477,489
Lennox International 1.35% 8/1/25	1,255,000	1,250,858
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #	415,000	422,321
Republic Services 0.875% 11/15/25	1,800,000	1,775,582
Siemens Funding 144A 4.60% 5/28/30 #	200,000	202,113
Waste Management 0.75% 11/15/25	1,120,000	1,105,311
		7,422,890
Communications — 3.24%
American Tower 5.20% 2/15/29	145,000	148,434
AT&T
1.70% 3/25/26	1,350,000	1,323,158
2.95% 7/15/26	270,000	265,967

Charter Communications Operating 6.15% 11/10/26	1,485,000	1,513,843
Sirius XM Radio 144A 5.00% 8/1/27 #	460,000	456,384
Sitios Latinoamerica 144A 6.00% 11/25/29 #	330,000	336,844
SoftBank 144A 4.699% 7/9/30 #	280,000	280,000
T-Mobile USA 3.75% 4/15/27	815,000	806,862
		5,131,492
Consumer Cyclical — 1.24%
Ford Motor Credit
3.375% 11/13/25	780,000	774,879
6.798% 11/7/28	200,000	207,273
6.80% 5/12/28	200,000	206,759

Hyundai Capital Services 144A 5.25% 1/22/28 #	330,000	334,610
Prime Security Services Borrower
144A 3.375% 8/31/27 #	295,000	285,992
144A 5.75% 4/15/26 #	114,000	114,698

VICI Properties 4.95% 2/15/30	50,000	50,314
		1,974,525
Consumer Non-Cyclical — 2.30%
AbbVie 4.80% 3/15/29	1,055,000	1,075,945
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Bunge Limited Finance 4.20% 9/17/29	630,000	$ 623,160
GE HealthCare Technologies 4.80% 1/15/31	80,000	80,686
Mars 144A 4.80% 3/1/30 #	240,000	243,255
McCormick & Co. 0.90% 2/15/26	1,025,000	1,001,932
Royalty Pharma 1.75% 9/2/27	540,000	511,534
Sysco 5.10% 9/23/30	110,000	112,753
		3,649,265
Electric — 0.63%
AEP Texas 5.45% 5/15/29	170,000	175,551
Duke Energy Carolinas 3.95% 11/15/28	350,000	349,299
National Rural Utilities Cooperative Finance 4.80% 3/15/28	420,000	426,834
PacifiCorp 5.10% 2/15/29	50,000	50,999
		1,002,683
Energy — 2.00%
Enbridge 4.90% 6/20/30	100,000	101,040
Energy Transfer 5.55% 2/15/28	1,295,000	1,332,856
Enterprise Products Operating 4.60% 1/15/31	165,000	166,306
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	602,565	582,257
Kinder Morgan 5.10% 8/1/29	235,000	239,897
Targa Resources Partners 5.00% 1/15/28	695,000	695,585
Woodside Finance 5.70% 5/19/32	50,000	50,931
		3,168,872
Finance Companies — 1.51%
AerCap Ireland Capital DAC
3.00% 10/29/28	355,000	338,310
5.10% 1/19/29	775,000	789,135

Air Lease 5.20% 7/15/31	520,000	531,647
Apollo Debt Solutions 6.70% 7/29/31	320,000	332,638
Avolon Holdings Funding 144A 4.95% 1/15/28 #	135,000	135,766
Blackstone Private Credit Fund 5.60% 11/22/29	115,000	115,842
Blue Owl Credit Income 6.60% 9/15/29	145,000	149,235
		2,392,573
Insurance — 2.79%
Aon North America 5.125% 3/1/27	170,000	172,082

12

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Arthur J Gallagher & Co. 4.85% 12/15/29	1,615,000	$ 1,639,703
New York Life Global Funding 144A 5.45% 9/18/26 #	665,000	674,917
Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	600,000	613,023
Protective Life Global Funding 144A 1.618% 4/15/26 #	1,350,000	1,321,687
		4,421,412
Technology — 3.53%
Accenture Capital 4.05% 10/4/29	565,000	561,496
Baidu 1.72% 4/9/26	379,000	371,384
Broadcom 5.05% 7/12/29	670,000	686,348
Oracle
5.25% 2/3/32	90,000	92,356
5.80% 11/10/25	1,040,000	1,044,270

Roper Technologies 1.00% 9/15/25	1,400,000	1,389,122
TSMC Global 144A 1.25% 4/23/26 #	1,500,000	1,461,980
		5,606,956
Transportation — 0.40%
ERAC USA Finance 144A 4.60% 5/1/28 #	625,000	632,435
		632,435
Total Corporate Bonds (cost $50,999,458)		51,379,249

Government Agency Obligations — 0.34%
Ma'aden Sukuk 144A 5.25% 2/13/30 #	335,000	341,172
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	200,000	200,251
Total Government Agency Obligations (cost $533,537)		541,423

Non-Agency Asset-Backed Securities — 17.25%
Chase Issuance Trust Series 2024-A1I A 4.62% 1/16/29	1,000,000	1,007,324
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	169,604	169,789
Enterprise Fleet Financing
Series 2022-2 A2 144A 4.65% 5/21/29 #	5,591	5,588
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Enterprise Fleet Financing
Series 2023-3 A2 144A 6.40% 3/20/30 #	939,862	$ 953,976

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	800,000	801,620
Ford Credit Auto Owner Trust
Series 2022-A B 1.91% 7/15/27	1,350,000	1,333,179
Series 2023-C A3 5.53% 9/15/28	2,000,000	2,019,895
Series 2024-B A3 5.10% 4/15/29	1,200,000	1,215,242

Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	1,800,000	1,831,792
GM Financial Automobile Leasing Trust Series 2024-1 A3 5.09% 3/22/27	2,000,000	2,006,014
GMF Floorplan Owner Revolving Trust
Series 2023-1 A2 144A 5.454% (SOFR + 1.15%) 6/15/28 #, •	2,250,000	2,260,581
Series 2024-1A A1 144A 5.13% 3/15/29 #	1,000,000	1,014,566
Hyundai Auto Lease Securitization Trust
Series 2024-A A3 144A 5.02% 3/15/27 #	1,000,000	1,002,733
Series 2024-C A3 144A 4.62% 4/17/28 #	500,000	502,337

NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 5.203% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	1,300,000	1,303,217
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,010,726
PFS Financing Series 2024-B A 144A 4.95% 2/15/29 #	1,950,000	1,968,967
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	1,200,000	1,219,151
SBA Tower Trust 144A 1.884% 1/15/26 #	1,155,000	1,136,133
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	190,000	191,132
Series 2024-B A3 5.33% 1/16/29	1,000,000	1,013,339

Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	1,000,000	1,021,080
    13

Schedules of investments
Macquarie VIP Limited-Term Bond Series
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	1,000,000	$ 1,008,905
Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 4.932% (SOFR + 0.63%) 3/22/27 •	547,252	547,628
Wheels Fleet Lease Funding 1 Series 2024-3A A1 144A 4.80% 9/19/39 #	810,000	813,949
Total Non-Agency Asset-Backed Securities (cost $27,188,574)		27,358,863

Non-Agency Collateralized Mortgage Obligations — 3.58%
COLT Mortgage Loan Trust Series 2023-3 A1 144A 7.18% 9/25/68 #, φ	1,205,954	1,223,636
Connecticut Avenue Securities Series 2025-R01 1M2 144A 5.806% (SOFR + 1.50%) 1/25/45 #, •	230,000	230,428
Connecticut Avenue Securities Trust
Series 2025-R02 1M2 144A 5.906% (SOFR + 1.60%) 2/25/45 #, •	680,000	681,489
Series 2025-R03 2M1 144A 5.905% (SOFR + 1.60%) 3/25/45 #, •	360,522	362,325
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2025-DNA1 M2 144A 5.655% (SOFR + 1.35%) 1/25/45 #, •	540,000	539,330
Series 2025-DNA2 M1 144A 5.505% (SOFR + 1.20%) 5/25/45 #, •	44,744	44,844

OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, φ	1,232,001	1,249,604
Radnor Re Series 2024-1 M1A 144A 6.305% (SOFR + 2.00%, Floor 2.00%) 9/25/34 #, •	95,098	95,192
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, φ	1,229,436	1,243,495
Total Non-Agency Collateralized Mortgage Obligations (cost $5,617,734)		5,670,343

	Principalamount°	Value (US $)

Sovereign Bond — 0.21%
Poland — 0.21%
Republic of Poland Government International Bond 4.875% 2/12/30	330,000	$ 336,848
Total Sovereign Bond (cost $328,386)		336,848

US Treasury Obligation — 29.18%
US Treasury Note 3.875% 6/15/28	46,045,000	46,291,414
Total US Treasury Obligation (cost $46,169,414)		46,291,414
Total Value of Securities—99.20% (cost $156,556,848)		$157,355,173
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $44,527,749, which represents 28.07% of the Series’ net assets. See Note 10 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
φ	Step coupon bond. Stated rate in effect at June 30, 2025 through maturity date.

14

The following futures contracts were outstanding at June 30, 2025:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
188	US Treasury 2 yr Notes	$39,108,406	$38,995,008	9/30/25	$113,398	$—	$8,984
(38)	US Treasury 5 yr Notes	(4,142,000)	(4,096,191)	10/5/25	—	(45,809)	(5,047)
(12)	US Treasury 10 yr Notes	(1,345,500)	(1,321,376)	9/19/25	—	(24,124)	(3,750)
(13)	US Treasury 10 yr Ultra Notes	(1,485,453)	(1,452,430)	9/19/25	—	(33,023)	(6,297)
(13)	US Treasury Long Bonds	(1,501,094)	(1,446,970)	9/19/25	—	(54,124)	(13,000)
Total Futures Contracts			$30,678,041		$113,398	$(157,080)	$(19,110)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 8 in “Notes to financial statements.”
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GE – General Electric
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.
    15

Schedules of investments
Macquarie VIP Value Series
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.30%♣
Communication Services — 9.63%
Alphabet Class A	35,300	$ 6,220,919
Electronic Arts	36,085	5,762,775
Walt Disney	48,300	5,989,683
		17,973,377
Consumer Discretionary — 9.17%
Genuine Parts	48,845	5,925,387
Lowe's	23,791	5,278,509
NIKE Class B	83,018	5,897,599
		17,101,495
Consumer Staples — 8.18%
Conagra Brands	219,600	4,495,212
Hershey	33,298	5,525,803
Kenvue	250,100	5,234,593
		15,255,608
Energy — 5.97%
Chevron	36,500	5,226,435
Exxon Mobil	54,800	5,907,440
		11,133,875
Financials — 18.71%
Allstate	27,314	5,498,581
Bank of America	130,100	6,156,332
Charles Schwab	68,482	6,248,298
Fidelity National Information Services	69,037	5,620,302
Travelers	22,296	5,965,072
Truist Financial	125,793	5,407,841
		34,896,426
Healthcare — 14.11%
Baxter International	170,877	5,174,156
Cigna Group	15,959	5,275,726
Johnson & Johnson	36,494	5,574,458
Merck & Co.	67,054	5,307,995
Thermo Fisher Scientific	12,288	4,982,292
		26,314,627
Industrials — 12.35%
CSX	185,305	6,046,502
Dover	31,300	5,735,099
Jacobs Solutions	44,706	5,876,604
Northrop Grumman	10,752	5,375,785
		23,033,990
Information Technology — 12.81%
Analog Devices	26,072	6,205,657
CDW	29,709	5,305,730
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Cisco Systems	94,661	$ 6,567,580
Teledyne Technologies †	11,363	5,821,379
		23,900,346
Materials — 2.64%
DuPont de Nemours	71,836	4,927,231
		4,927,231
Real Estate — 2.93%
Equity Residential	81,159	5,477,421
		5,477,421
Utilities — 2.80%
Duke Energy	44,219	5,217,842
		5,217,842
Total Common Stocks (cost $184,958,323)		185,232,238

Short-Term Investments — 0.70%
Money Market Mutual Funds — 0.70%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	325,240	325,240
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	325,240	325,240
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	325,240	325,240
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	325,241	325,241
Total Short-Term Investments (cost $1,300,961)		1,300,961
Total Value of Securities—100.00% (cost $186,259,284)		$186,533,199
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.
    16

Statements of assets and liabilities
Ivy Variable Insurance Portfolios
June 30, 2025 (Unaudited)
	Macquarie VIP Core Equity Series	Macquarie VIP Corporate Bond Series	Macquarie VIP Global Growth Series	Macquarie VIP Limited-Term Bond Series	Macquarie VIP Value Series
Assets:
Investments, at value*	$691,363,807	$483,790,415	$165,600,105	$157,355,173	$186,533,199
Foreign currencies, at valueΔ	—	—	101,670	—	—
Cash	—	201	—	972,904	—
Cash collateral due from broker on futures contracts	—	778,125	—	222,008	—
Dividend and interest receivable	237,526	5,520,485	105,034	898,778	285,841
Foreign tax reclaims receivable	24,662	—	499,542	—	—
Prepaid expenses	2,917	1,983	819	—	441
Receivable for series shares sold	193	3,115	4,131	18,345	1,569
Receivable for securities sold	—	6,613,463	546,561	88,275	—
Other assets	—	401	—	—	—
Total Assets	691,629,105	496,708,188	166,857,862	159,555,483	186,821,050
Liabilities:
Payable for series shares redeemed	591,752	359,225	67,521	160,622	68,876
Investment management fees payable to affiliates	355,965	180,090	87,293	56,269	96,731
Distribution fees payable to affiliates	137,723	96,853	33,371	32,602	37,785
Trustees' fees payable to non-affiliates	49,283	35,814	38,968	11,015	28,417
Accounting and administration expenses payable to affiliates	30,759	30,487	17,761	16,821	26,279
Other accrued expenses	20,607	19,193	3,075	12,920	14,536
Audit and tax fees payable	15,601	25,597	—	25,392	17,735
Payable for securities purchased	—	21,348,751	192,285	597,232	—
Variation margin due to broker on futures contracts	—	18,558	—	19,110	—
Accrued capital gains taxes on appreciated securities	—	—	187,122	—	—
Total Liabilities	1,201,690	22,114,568	627,396	931,983	290,359
Total Net Assets	$690,427,415	$474,593,620	$166,230,466	$158,623,500	$186,530,691

Net Assets Consist of:
Paid-in capital	$458,209,210	$553,896,374	$116,695,276	$170,964,697	$187,435,913
Total distributable earnings (loss)	232,218,205	(79,302,754)	49,535,190	(12,341,197)	(905,222)
Total Net Assets	$690,427,415	$474,593,620	$166,230,466	$158,623,500	$186,530,691

Net Asset Value

Service Class:
Net assets	$690,427,415	$474,593,620	$166,230,466	$158,623,500	$186,530,691
Shares of beneficial interest outstanding, unlimited authorization, no par	52,639,255	104,095,699	45,485,419	34,375,834	45,284,129
Net asset value per share	$13.12	$4.56	$3.65	$4.61	$4.12
*Investments, at cost	$501,107,556	$478,510,802	$119,441,115	$156,556,848	$186,259,284
ΔForeign currencies, at cost	—	—	101,627	—	—
See accompanying notes, which are an integral part of the financial statements.
    17

Statements of operations
Ivy Variable Insurance Portfolios
Six months ended June 30, 2025 (Unaudited)
	Macquarie VIP Core Equity Series	Macquarie VIP Corporate Bond Series	Macquarie VIP Global Growth Series	Macquarie VIP Limited-Term Bond Series	Macquarie VIP Value Series
Investment Income:
Dividends	$4,292,042	$185,874	$1,267,684	$—	$2,006,508
Interest	—	12,750,806	—	3,595,124	—
Foreign tax withheld	(80,650)	—	(106,519)	—	—
	4,211,392	12,936,680	1,161,165	3,595,124	2,006,508

Expenses:
Management fees	2,292,780	1,127,515	666,501	402,043	651,242
Distribution expenses — Service Class	818,850	593,429	196,030	201,022	232,587
Accounting and administration expenses	68,610	59,317	36,250	33,027	40,438
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	26,763	20,376	6,498	6,936	9,237
Legal fees	22,146	18,839	5,551	6,156	10,434
Audit and tax fees	17,089	22,797	24,312	22,837	16,706
Trustees’ fees	16,477	11,996	3,939	4,068	4,726
Reports and statements to shareholders expenses	7,471	7,116	3,161	3,717	5,512
Custodian fees	7,090	3,151	17,349	1,966	2,457
Other	6,583	15,847	6,210	13,581	5,913
	3,283,859	1,880,383	965,801	695,353	979,252
Less expenses waived	(172,225)	(26,101)	(147,340)	(58,151)	(54,969)
Less expenses paid indirectly	(3)	(2,784)	(30)	(1,936)	(2)
Total operating expenses	3,111,631	1,851,498	818,431	635,266	924,281
Net Investment Income (Loss)	1,099,761	11,085,182	342,734	2,959,858	1,082,227

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	40,931,030	(6,622,019)	8,224,267	495,633	(2,088,623)
Foreign currencies	—	—	30,012	—	—
Futures contracts	—	(466,150)	—	(315,226)	—
Swap contracts	—	—	—	30,161	—
Net increase from payment by affiliates[2]	—	1,320	—	—	—
Net realized gain (loss)	40,931,030	(7,086,849)	8,254,279	210,568	(2,088,623)

Net change in unrealized appreciation (depreciation) on:
Investments[3]	12,723,652	12,123,473	9,943,756	1,117,112	4,094,383
Foreign currencies	—	—	62,014	—	—
Futures contracts	—	(112,943)	—	(40,564)	—
Net change in unrealized appreciation (depreciation)	12,723,652	12,010,530	10,005,770	1,076,548	4,094,383
Net Realized and Unrealized Gain (Loss)	53,654,682	4,923,681	18,260,049	1,287,116	2,005,760
Net Increase (Decrease) in Net Assets Resulting from Operations	$54,754,443	$16,008,863	$18,602,783	$4,246,974	$3,087,987
[1]	Includes $(20,846) capital gains taxes paid for Macquarie VIP Global Growth Series.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Includes net change of $(25,907) on capital gains taxes accrued for Macquarie VIP Global Growth Series.
See accompanying notes, which are an integral part of the financial statements.
    18

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Macquarie VIP Core Equity Series		Macquarie VIP Corporate Bond Series
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,099,761	$1,090,114	$11,085,182	$24,651,904
Net realized gain (loss)	40,931,030	101,269,482	(7,088,169)[1]	(13,821,879)
Net increase from payment by affiliates	—	—	1,320[2]	—
Net change in unrealized appreciation (depreciation)	12,723,652	42,794,838	12,010,530	2,782,052
Net increase (decrease) in net assets resulting from operations	54,754,443	145,154,434	16,008,863	13,612,077

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class[3]	(102,052,654)	(65,923,487)	(24,641,696)	(16,459,101)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Service Class[3]	32,996,795	109,301,601	29,109,794	49,614,483

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class[3]	102,052,654	65,923,487	24,641,696	16,459,101
	135,049,449	175,225,088	53,751,490	66,073,584
Cost of shares redeemed:
Service Class[3]	(78,288,587)	(164,140,370)	(64,689,796)	(139,129,563)
Increase (decrease) in net assets derived from capital share transactions	56,760,862	11,084,718	(10,938,306)	(73,055,979)
Net Increase (Decrease) in Net Assets	9,462,651	90,315,665	(19,571,139)	(75,903,003)

Net Assets:
Beginning of period	680,964,764	590,649,099	494,164,759	570,067,762
End of period	$690,427,415	$680,964,764	$474,593,620	$494,164,759
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.
    19

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Macquarie VIP Global Growth Series		Macquarie VIP Limited-Term Bond Series
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Increase in Net Assets from Operations:
Net investment income (loss)	$342,734	$611,185	$2,959,858	$6,809,494
Net realized gain (loss)	8,254,279	17,815,644[1]	210,568	333,211
Net increase from payment by affiliates	—	1,176[2]	—	—
Net change in unrealized appreciation (depreciation)	10,005,770	4,720,819	1,076,548	436,733
Net increase (decrease) in net assets resulting from operations	18,602,783	23,148,824	4,246,974	7,579,438

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class[3]	(17,241,544)	(2,811,244)	(6,810,055)	(8,544,634)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Service Class[3]	1,578,414	16,786,761	11,593,827	19,042,521

Net assets from reorganization:[4]
Service Class	—	27,761,653	—	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class[3]	17,241,544	2,811,244	6,810,055	8,544,634
	18,819,958	47,359,658	18,403,882	27,587,155
Cost of shares redeemed:
Service Class[3]	(12,714,811)	(31,412,165)	(25,940,716)	(48,368,368)
Increase (decrease) in net assets derived from capital share transactions	6,105,147	15,947,493	(7,536,834)	(20,781,213)
Net Increase (Decrease) in Net Assets	7,466,386	36,285,073	(10,099,915)	(21,746,409)

Net Assets:
Beginning of period	158,764,080	122,479,007	168,723,415	190,469,824
End of period	$166,230,466	$158,764,080	$158,623,500	$168,723,415
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
[4]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    20

	Macquarie VIP Value Series
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,082,227	$4,239,510
Net realized gain (loss)	(2,088,623)	20,174,367[1]
Net increase from payment by affiliates	—	1,700[2]
Net change in unrealized appreciation (depreciation)	4,094,383	(1,338,809)
Net increase (decrease) in net assets resulting from operations	3,087,987	23,076,768

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class[3]	(24,553,447)	(41,180,267)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Service Class[3]	4,337,530	12,139,425

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class[3]	24,553,447	41,180,267
	28,890,977	53,319,692
Cost of shares redeemed:
Service Class[3]	(18,551,769)	(171,954,038)
Increase (decrease) in net assets derived from capital share transactions	10,339,208	(118,634,346)
Net Decrease in Net Assets	(11,126,252)	(136,737,845)

Net Assets:
Beginning of period	197,656,943	334,394,788
End of period	$186,530,691	$197,656,943
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.
    21

Financial highlights
Macquarie VIP Core Equity Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$14.35	$12.78	$11.50	$17.69	$14.36	$12.63

Income (loss) from investment operations:
Net investment income[2]	0.02	0.02	0.04	0.05	0.03	0.06
Net realized and unrealized gain (loss)	1.00	3.11	2.50	(3.18)	4.01	2.44
Total from investment operations	1.02	3.13	2.54	(3.13)	4.04	2.50

Less dividends and distributions from:
Net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.09)	(0.07)
Net realized gain	(2.23)	(1.51)	(1.21)	(3.03)	(0.62)	(0.70)
Total dividends and distributions	(2.25)	(1.56)	(1.26)	(3.06)	(0.71)	(0.77)

Net asset value, end of period	$13.12	$14.35	$12.78	$11.50	$17.69	$14.36

Total return[3]	8.21%	25.69%	23.51%	(17.33%)	28.94%	21.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$690,427	$680,965	$590,649	$597,276	$735[4]	$737[4]
Ratio of expenses to average net assets[5]	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets prior to fees waived[5]	1.00%	1.00%	1.00%	1.01%	0.99%	1.00%
Ratio of net investment income to average net assets	0.34%	0.17%	0.38%	0.36%	0.19%	0.51%
Ratio of net investment income to average net assets prior to fees waived	0.29%	0.12%	0.33%	0.30%	0.15%	0.46%
Portfolio turnover	19%	39%	40%	47%	29%	58%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    22

Macquarie VIP Corporate Bond Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$4.65	$4.68	$4.49	$5.63	$6.05	$5.60

Income (loss) from investment operations:
Net investment income[2]	0.11	0.21	0.15	0.12	0.11	0.14
Net realized and unrealized gain (loss)	0.05	(0.10)	0.17	(1.00)	(0.17)	0.46
Payment by affiliates	—[3]	—	—	—	—	—
Total from investment operations	0.16	0.11	0.32	(0.88)	(0.06)	0.60

Less dividends and distributions from:
Net investment income	(0.25)	(0.14)	(0.13)	(0.12)	(0.12)	(0.15)
Net realized gain	—	—	—	(0.14)	(0.24)	—
Total dividends and distributions	(0.25)	(0.14)	(0.13)	(0.26)	(0.36)	(0.15)

Net asset value, end of period	$4.56	$4.65	$4.68	$4.49	$5.63	$6.05

Total return[4]	3.53%[3,5]	2.45%	7.27%	(15.86%)	(0.85%)	10.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$474,594	$494,165	$570,068	$491,308	$668[6]	$685[6]
Ratio of expenses to average net assets[7]	0.78%	0.78%	0.79%	0.80%	0.76%	0.77%
Ratio of expenses to average net assets prior to fees waived[7]	0.79%	0.78%	0.79%	0.80%	0.76%	0.77%
Ratio of net investment income to average net assets	4.67%	4.58%	3.38%	2.45%	1.90%	2.34%
Ratio of net investment income to average net assets prior to fees waived	4.66%	4.58%	3.38%	2.45%	1.90%	2.34%
Portfolio turnover	88%	139%	93%	67%	85%	95%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    23

Financial highlights
Macquarie VIP Global Growth Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$3.65	$3.17	$3.33	$4.81	$4.29	$3.58

Income (loss) from investment operations:
Net investment income[2]	0.01	0.01	0.04[3]	0.01	0.02	—
Net realized and unrealized gain (loss)	0.41	0.53[4]	0.53	(0.87)	0.72	0.72
Payment by affiliates	—	—[5]	—	—	—	—
Total from investment operations	0.42	0.54	0.57	(0.86)	0.74	0.72

Less dividends and distributions from:
Net investment income	(0.01)	(0.03)	—[6]	(0.03)	—	(0.01)
Net realized gain	(0.41)	(0.03)	(0.73)	(0.59)	(0.22)	—
Total dividends and distributions	(0.42)	(0.06)	(0.73)	(0.62)	(0.22)	(0.01)

Net asset value, end of period	$3.65	$3.65	$3.17	$3.33	$4.81	$4.29

Total return[7]	12.09%	17.08%[4,5]	19.90%[3]	(17.49%)	17.86%	20.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$166,230	$158,764	$122,479	$117,268	$160[8]	$156[8]
Ratio of expenses to average net assets[9]	1.04%	1.09%[10]	1.13%	1.13%	1.13%	1.13%
Ratio of expenses to average net assets prior to fees waived[9]	1.23%	1.30%[10]	1.26%	1.24%	1.18%	1.23%
Ratio of net investment income to average net assets	0.44%	0.40%	1.28%	0.37%	0.43%	0.06%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.25%	0.19%	1.15%	0.26%	0.38%	(0.04%)
Portfolio turnover	17%	49%	45%	72%	22%	33%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.02 and total return by 0.60%. See Note 1 in "Notes to financial statements."
[4]	Amount includes non-recurring payment for litigation proceeds, which represents a class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by less than $0.005 and total return by less than 0.005%.
[5]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[6]	Amount is less than $(0.005) per share.
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[8]	Net assets reported in millions.
[9]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[10]	Includes non-recurring expenses of 0.03% for the year ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.
24

Macquarie VIP Limited-Term Bond Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$4.70	$4.72	$4.58	$4.89	$5.01	$4.95

Income (loss) from investment operations:
Net investment income[2]	0.09	0.17	0.13	0.07	0.05	0.08
Net realized and unrealized gain (loss)	0.02	0.03	0.09	(0.28)	(0.07)	0.12
Total from investment operations	0.11	0.20	0.22	(0.21)	(0.02)	0.20

Less dividends and distributions from:
Net investment income	(0.20)	(0.22)	(0.08)	(0.06)	(0.08)	(0.14)
Net realized gain	—	—	—	(0.04)	(0.02)	—
Total dividends and distributions	(0.20)	(0.22)	(0.08)	(0.10)	(0.10)	(0.14)

Net asset value, end of period	$4.61	$4.70	$4.72	$4.58	$4.89	$5.01

Total return[3]	2.47%[4]	4.33%[4]	4.73%	(4.20%)	(0.49%)	4.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$158,624	$168,723	$190,470	$312,800	$391[5]	$430[5]
Ratio of expenses to average net assets[6]	0.79%	0.80%	0.86%	0.82%	0.79%	0.81%
Ratio of expenses to average net assets prior to fees waived[6]	0.86%	0.84%	0.86%	0.82%	0.79%	0.81%
Ratio of net investment income to average net assets	3.68%	3.71%	2.82%	1.56%	1.05%	1.60%
Ratio of net investment income to average net assets prior to fees waived	3.61%	3.67%	2.82%	1.56%	1.05%	1.60%
Portfolio turnover	120%	159%	143%	144%	48%	74%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    25

Financial highlights
Macquarie VIP Value Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$4.68	$5.04	$5.56	$8.24	$6.40	$6.72

Income (loss) from investment operations:
Net investment income[2]	0.03	0.07	0.08	0.09	0.08	0.09
Net realized and unrealized gain (loss)	0.03	0.24	0.32	(0.51)	1.90	(0.05)
Payment by affiliates	—	—[3]	—	—	—	—
Total from investment operations	0.06	0.31	0.40	(0.42)	1.98	0.04

Less dividends and distributions from:
Net investment income	(0.11)	(0.08)	(0.09)	(0.10)	(0.14)	(0.12)
Net realized gain	(0.51)	(0.59)	(0.83)	(2.16)	—	(0.24)
Total dividends and distributions	(0.62)	(0.67)	(0.92)	(2.26)	(0.14)	(0.36)

Net asset value, end of period	$4.12	$4.68	$5.04	$5.56	$8.24	$6.40

Total return[4]	1.76%[5]	6.47%[3,5]	8.27%	(4.90%)	31.18%	1.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$186,531	$197,657	$334,395	$354,290	$370[6]	$465[6]
Ratio of expenses to average net assets[7]	0.99%	1.00%	1.02%	1.01%	1.00%	1.01%
Ratio of expenses to average net assets prior to fees waived[7]	1.05%	1.02%	1.02%	1.01%	1.00%	1.01%
Ratio of net investment income to average net assets	1.16%	1.46%	1.53%	1.37%	1.11%	1.57%
Ratio of net investment income to average net assets prior to fees waived	1.10%	1.44%	1.53%	1.37%	1.11%	1.57%
Portfolio turnover	19%	30%	110%[8]	72%	41%	63%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[8]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2023 due to the repositioning of the Series.
See accompanying notes, which are an integral part of the financial statements.
26

Notes to financial statements
Ivy Variable Insurance Portfolios
June 30, 2025 (Unaudited)
Ivy Variable Insurance Portfolios (Trust) is organized as a Delaware statutory trust and offers 24 series. These financial statements and the related notes pertain to 5 series: Macquarie VIP Core Equity Series, Macquarie VIP Corporate Bond Series, Macquarie VIP Global Growth Series, Macquarie VIP Limited-Term Bond Series, and Macquarie VIP Value Series (each, a Series and collectively, the Series). The Trust is an open-end investment company. Each of the Series are diversified as defined in the Investment Company Act of 1940, as amended (1940 Act). Each Series offers Service Class (formerly, Class II) shares. The Service Class shares carry a distribution and service (12b-1) fee. The shares of the Series are sold only to variable life insurance separate accounts and variable annuity separate accounts.
1. Significant Accounting Policies
Each Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as each Series’ valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Series may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and
    27

Notes to financial statements
Ivy Variable Insurance Portfolios
1. Significant Accounting Policies (continued)
make the requisite distributions to shareholders. Each Series evaluates tax positions taken or expected to be taken in the course of preparing each Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Series’ tax positions taken or expected to be taken on each Series’ federal income tax returns through the six months ended June 30, 2025, and for all open tax years (years ended December 31, 2021–December 31, 2024), and has concluded that no provision for federal income tax is required in each Series’ financial statements. In regard to foreign taxes only, each Series has open tax years in certain foreign countries in which it invests that may date back to the inception of each Series. If applicable, each Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the six months ended June 30, 2025, the Series did not incur any interest or tax penalties.
To Be Announced Trades (TBA) — Each Series may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by each Series to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by each Series on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — Each Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, each Series intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, each Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of each Series under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Series are charged directly to that Series. Other expenses common to various funds within the Macquarie Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting
    28

purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which each Series invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that each Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Series’ understanding of the applicable country’s tax rules and rates. Certain Series file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statements of operations” include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Each Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Series will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. Each Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Each Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. DMC, each Series' investment adviser, acts as each Series' chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Series has a single operating segment since each Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Series' portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Series' financial statements. Adoption of the new standard impacted each Series' financial statements note disclosures only, and did not affect any Series' financial position or the results of its operations.
Each Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025, certain Series earned the following amounts under this arrangement:
Series	Custody Credits
Macquarie VIP Corporate Bond Series	$2,782
Macquarie VIP Global Growth Series	28
Macquarie VIP Limited-Term Bond Series	1,934
For the six months ended June 30, 2025, Macquarie VIP Core Equity Series and Macquarie VIP Value Series had no earnings credits under this arrangement.
Each Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025, each Series earned the following amounts under this arrangement:
Series	Earnings Credits
Macquarie VIP Core Equity Series	$3
Macquarie VIP Corporate Bond Series	2
    29

Notes to financial statements
Ivy Variable Insurance Portfolios
1. Significant Accounting Policies (continued)
Series	Earnings Credits
Macquarie VIP Global Growth Series	$2
Macquarie VIP Limited-Term Bond Series	2
Macquarie VIP Value Series	2
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Series pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Series' average daily net assets as follows:
Series	Management Fee (annual rate as a percentage of average daily net assets)
Macquarie VIP Core Equity Series	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

Macquarie VIP Corporate Bond Series	0.475% of net assets up to $1 billion;
0.450% of net assets over $1 billion and up to $1.5 billion;
0.400% of net assets over $1.5 billion.

Macquarie VIP Global Growth Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Macquarie VIP Limited-Term Bond Series	0.50% of net assets up to $500 million;
0.45% of net assets over $500 million and up to $1 billion;
0.40% of net assets over $1 billion and up to $1.5 billion;
0.35% of net assets over $1.5 billion.

Macquarie VIP Value Series	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

DMC has entered into sub-advisory agreements with the following entities on behalf of the Series:
Each of Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Group Limited (MIMGL) are a part of Macquarie Asset Management (MAM) and an affiliate of DMC (the Affiliated Sub-Advisors). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited.
With respect to Macquarie VIP Core Equity Series, Macquarie VIP Global Growth Series, and Macquarie VIP Value Series, DMC has principal responsibility for the Series and may seek quantitative support from MIMGL and may utilize MIMGL to execute Series security trades on behalf of DMC. With respect to Macquarie VIP Corporate Bond Series and Macquarie VIP Limited-Term Bond Series, DMC has principal responsibility for the Series and may seek investment advice and recommendations from MIMGL and may permit MIMGL to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL’s specialized market knowledge.
    30

With respect to Macquarie VIP Corporate Bond Series and Macquarie VIP Limited-Term Bond Series, DMC has principal responsibility for the Series and may seek investment advice and recommendations from MIMEL and may permit MIMEL to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMEL’s specialized market knowledge.
In addition, with respect to Macquarie VIP Corporate Bond Series and Macquarie VIP Limited-Term Bond Series, DMC has principal responsibility for the Series and may seek investment advice and recommendations from MIMAK and DMC may also permit MIMAK to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK’s specialized market knowledge.
Pursuant to the terms of the relevant sub-advisory agreement, an investment sub-advisory fee is paid by DMC to each Affiliated Sub-Advisor.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding the following percentages of each Series' average daily net assets from January 1, 2025 (except as noted) through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and each Series. The waivers and reimbursements are accrued daily and received monthly.
Series	Operating expense limitation as a percentage of average daily net assets
Macquarie VIP Core Equity Series	0.70%
Macquarie VIP Corporate Bond Series	0.53%
Macquarie VIP Global Growth Series	0.79%
Macquarie VIP Limited-Term Bond Series	0.54%
Macquarie VIP Value Series	0.73%*
*	Effective May 1, 2025. Prior to May 1, 2025, the expense limitation was 0.75%.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as percentage of average daily net assets from January 1, 2025 (except as noted) through April 30, 2026, unless terminated by agreement of DMC and the Series, is as follows:
Series	Operating expense limitation as a percentage of average daily net assets Service Class shares
Macquarie VIP Core Equity Series	0.95%
Macquarie VIP Corporate Bond Series	0.78%
Macquarie VIP Global Growth Series	1.04%
Macquarie VIP Limited-Term Bond Series	0.79%
Macquarie VIP Value Series	0.98%*
*	Effective May 1, 2025. Prior to May 1, 2025, the expense limitation was 1.00%.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These
    31

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2025, each Series paid for these services as follows:
Series	Fees
Macquarie VIP Core Equity Series	$16,862
Macquarie VIP Corporate Bond Series	12,765
Macquarie VIP Global Growth Series	5,545
Macquarie VIP Limited-Term Bond Series	5,636
Macquarie VIP Value Series	6,210
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. These amounts are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2025, each Series paid for these services as follows:
Series	Fees
Macquarie VIP Core Equity Series	$24,566
Macquarie VIP Corporate Bond Series	17,803
Macquarie VIP Global Growth Series	5,881
Macquarie VIP Limited-Term Bond Series	6,031
Macquarie VIP Value Series	6,978
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to each Series. Sub-transfer agency fees are paid by each Series and are also included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly.
As provided in the investment management agreement, each Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Series. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended June 30, 2025, each Series paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Series	Fees
Macquarie VIP Core Equity Series	$9,458
Macquarie VIP Corporate Bond Series	6,918
Macquarie VIP Global Growth Series	2,261
Macquarie VIP Limited-Term Bond Series	2,344
Macquarie VIP Value Series	2,723
Trustees’ fees include expenses accrued by each Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of a Series, a Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
    32

During the year ended December 31, 2024, DMC reimbursed Macquarie VIP Global Growth Series and Macquarie VIP Value Series $1,176 and $1,700, respectively, for commissions related to a trade error. These amounts are included in “Net increase from payment by affiliates” in the "Statements of changes in net assets." Payment by affiliates had no impact on total return.
During the six months ended June 30, 2025, DMC reimbursed Macquarie VIP Corporate Bond Series $1,320 in connection with a trade error. This amount is included in "Net increase from payment by affiliates" in the "Statements of operations." Payment by affiliates had no impact on total return.
3. Investments
For the six months ended June 30, 2025, each Series made purchases and sales of investment securities other than short-term investments as follows:
Series	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Macquarie VIP Core Equity Series	$125,102,999	$—	$164,724,537	$—
Macquarie VIP Corporate Bond Series	420,475,539	—	441,057,713	—
Macquarie VIP Global Growth Series	27,303,428	—	38,239,599	—
Macquarie VIP Limited-Term Bond Series	18,061,995	174,568,801	24,530,797	178,211,859
Macquarie VIP Value Series	36,012,826	—	48,349,421	—
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for each Series were as follows:
Series	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Macquarie VIP Core Equity Series	$501,107,556	$198,966,119	$(8,709,868)	$190,256,251
Macquarie VIP Corporate Bond Series	478,510,802	9,575,440	(4,408,770)	5,166,670
Macquarie VIP Global Growth Series	119,441,115	49,746,299	(3,587,309)	46,158,990
Macquarie VIP Limited-Term Bond Series	156,556,848	1,310,248	(555,605)	754,643
Macquarie VIP Value Series	186,259,284	16,036,703	(15,762,788)	273,915
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2024, certain Series had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Macquarie VIP Corporate Bond Series	$ 13,298,530	$75,133,741	$ 88,432,271
Macquarie VIP Global Growth Series*	—	5,057,562	5,057,562
Macquarie VIP Limited-Term Bond Series	6,593,580	9,665,001	16,258,581
* A portion of the Series’ capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
US GAAP defines fair value as the price that each Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the
    33

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
asset or liability based on the best information available under the circumstances. Each Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Series' investments by fair value hierarchy levels as of June 30, 2025:
Macquarie VIP Core Equity Series
Level 1
Securities
Assets:
Common Stocks	$676,236,091
Short-Term Investments	15,127,716
Total Value of Securities	$691,363,807
	Macquarie VIP Corporate Bond Series
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$—	$—[1]	$—
Common Stock	—	—	3,796	3,796
Corporate Bonds	—	465,879,649	—	465,879,649
Non-Agency Asset-Backed Securities	—	6,075,347	—	6,075,347
Preferred Stock	—	705,430	—	705,430
Short-Term Investments	11,126,193	—	—	11,126,193
Total Value of Securities	$11,126,193	$472,660,426	$3,796	$483,790,415

    34

	Macquarie VIP Corporate Bond Series
	Level 1	Level 2	Level 3	Total
Derivatives[2]
Assets:
Futures Contracts	$995,950	$—	$—	$995,950

Liabilities:
Futures Contracts	$(1,108,893)	$—	$—	$(1,108,893)

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be Level 3 investment in this table.
[2]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
Macquarie VIP Global Growth Series
Level 1
Securities
Assets:
Common Stocks	$164,399,294
Short-Term Investments	1,200,811
Total Value of Securities	$165,600,105
	Macquarie VIP Limited-Term Bond Series
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$279,336	$279,336
Agency Commercial Mortgage-Backed Securities	—	2,620,997	2,620,997
Agency Mortgage-Backed Securities	—	11,025,266	11,025,266
Collateralized Loan Obligations	—	11,851,434	11,851,434
Corporate Bonds	—	51,379,249	51,379,249
Government Agency Obligations	—	541,423	541,423
Non-Agency Asset-Backed Securities	—	27,358,863	27,358,863
Non-Agency Collateralized Mortgage Obligations	—	5,670,343	5,670,343
Sovereign Bond	—	336,848	336,848
US Treasury Obligation	—	46,291,414	46,291,414
Total Value of Securities	$—	$157,355,173	$157,355,173

Derivatives[1]
Assets:
Futures Contracts	$113,398	$—	$113,398

Liabilities:
Futures Contracts	$(157,080)	$—	$(157,080)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
    35

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
Macquarie VIP Value Series
Level 1
Securities
Assets:
Common Stocks	$185,232,238
Short-Term Investments	1,300,961
Total Value of Securities	$186,533,199
During the six months ended June 30, 2025, there were no transfers into or out of Level 3 investments. Each Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Series' net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Macquarie VIP Corporate Bond Series net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to Macquarie VIP Corporate Bond Series net assets at the end of the period. As of June 30, 2025, Macquarie VIP Core Equity Series, Macquarie VIP Global Growth Series, Macquarie VIP Limited-Term Bond Series, and Macquarie VIP Value Series had no Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Macquarie VIP Core Equity Series		Macquarie VIP Corporate Bond Series		Macquarie VIP Global Growth Series
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	6/30/25	12/31/24	6/30/25	12/31/24	6/30/25	12/31/24
Shares sold:
Service Class[1]	2,482,519	7,978,175	6,246,407	10,695,166	430,523	4,865,958

Shares from reorganization:[2]
Service Class	—	—	—	—	—	8,070,248

Shares issued upon reinvestment of dividends and distributions:
Service Class[1]	8,317,250	5,043,878	5,562,459	3,649,468	4,968,745	796,386
	10,799,769	13,022,053	11,808,866	14,344,634	5,399,268	13,732,592

Shares redeemed:
Service Class[1]	(5,608,456)	(11,800,661)	(13,902,718)	(29,939,475)	(3,449,804)	(8,868,452)
Net increase (decrease)	5,191,313	1,221,392	(2,093,852)	(15,594,841)	1,949,464	4,864,140

    36

	Macquarie VIP Limited-Term Bond Series		Macquarie VIP Value Series
	Six months ended	Year ended	Six months ended	Year ended
	6/30/25	12/31/24	6/30/25	12/31/24
Shares sold:
Service Class[1]	2,450,846	4,061,467	987,905	2,592,254

Shares issued upon reinvestment of dividends and distributions:
Service Class[1]	1,490,165	1,877,942	6,169,208	8,971,736
	3,941,011	5,939,409	7,157,113	11,563,990

Shares redeemed:
Service Class[1]	(5,493,183)	(10,346,624)	(4,096,659)	(35,749,708)
Net increase (decrease)	(1,552,172)	(4,407,215)	3,060,454	(24,185,718)
[1]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
[2]	See Note 5.
5. Reorganization
On January 16, 2024, the Board approved a proposal to reorganize Delaware VIP Global Equity (the “Acquired Series”), a series of Delaware VIP Trust, with and into Macquarie VIP Global Growth Series (the “Acquiring Series”), a series of the Trust (the “Reorganization”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Series were acquired by the Acquiring Series and (ii) the Trust, on behalf of Acquiring Series, assumed the liabilities of the Acquired Series in exchange for shares of the Acquiring Series. In accordance with the Plan, the Acquired Series liquidated and dissolved following the Reorganization. In approving the Reorganization, the Board considered various factors, including that the Acquiring Series and the Acquired Series share similar investment objectives, similar principal investment strategies and principal risks, and similar fundamental investment restrictions and that the Acquiring Series' overall total expense ratio is expected to be equal to or lower than the corresponding Acquired Series’ total expense ratio following the Reorganization taking into account applicable expense limitation arrangements. The Reorganization was accomplished by a tax-free exchange of shares on April 26, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Series were recorded at fair value; however, the cost basis of the investments received from the Acquired Series was carried forward to align ongoing reporting of the Acquiring Series’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the Reorganization were as follows:
	Acquired Series Net Assets	Acquired Series Shares Outstanding	Shares Converted to Acquiring Series	Acquiring Series Net Assets	Conversion Ratio
Class II/Service Class	$27,777,560	5,530,210	8,070,248	$137,135,736	1.4593
The net assets of the Acquired Series before the Reorganization were $27,777,560. The net assets of the Acquiring Series immediately following the Reorganization were $164,913,296.
    37

Notes to financial statements
Ivy Variable Insurance Portfolios
5. Reorganization (continued)
Assuming the Reorganization had been completed on January 1, 2024, Acquiring Series’ pro forma results of operations for the year ended December 31, 2024, would have been as follows:
Net investment income	$753,547
Net realized gain on investments	19,339,236
Net change in unrealized appreciation (depreciation)	5,800,485
Net increase in net assets resulting from operations	$25,893,268
6. Line of Credit
Each Series, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
Each Series had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
7. Interfund Lending Program
Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 7) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended June 30, 2025.
8. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2025, Macquarie VIP Corporate Bond Series and Macquarie VIP Limited-Term Bond Series posted $778,125 and $222,008, respectively, in cash as collateral for open futures contracts, which is included in “Cash collateral due from broker on futures contracts” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”
    38

During the six months ended June 30, 2025, Macquarie VIP Corporate Bond Series and Macquarie VIP Limited-Term Bond Series invested in futures contracts to hedge the Series' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
During the six months ended June 30, 2025, Macquarie VIP Corporate Bond Series experienced net realized and unrealized gains or losses attributable to futures contracts, which are disclosed on the “Statements of assets and liabilities” and “Statements of operations.”
Swap Contracts  — Macquarie VIP Limited-Term Bond Series may enter into CDS contracts in the normal course of pursuing its investment objective. Macquarie VIP Limited-Term Bond Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap contracts are bilaterally negotiated agreements between a Series and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the six months ended June 30, 2025, Macquarie VIP Limited-Term Bond Series entered into CDS contracts as a seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended June 30, 2025, the Series did not enter into any CDS contracts as a purchaser of protection.
CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. No CDS contracts were outstanding at June 30, 2025.
During the six months ended June 30, 2025, Macquarie VIP Limited-Term Bond Series entered into CDS contracts to gain exposure to certain securities or markets.
    39

Notes to financial statements
Ivy Variable Insurance Portfolios
8. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2025 were as follows:
Macquarie VIP Limited-Term Bond Series
Asset Derivatives Fair Value
Statement of assets and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$113,398
Macquarie VIP Limited-Term Bond Series
Liability Derivatives Fair Value
Statement of assets and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$(157,080)
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Series' “Statements of assets and liabilities.”
The effect of derivative instruments on the "Statements of operations" for the six months ended June 30, 2025 was as follows:

	Macquarie VIP Limited-Term Bond Series Net Realized Gain (Loss) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$(315,226)	$—	$(315,226)
Credit contracts	—	30,161	30,161
Total	$(315,226)	$30,161	$(285,065)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts
Interest rate contracts	$(40,564)
    40

The tables below summarize the average daily balance of derivative holdings by certain Funds during the six months ended June 30, 2025:
	Long Derivative Volume
	Macquarie VIP Corporate Bond Series	Macquarie VIP Limited-Term Bond Series
Futures contracts (average notional amount)	$24,372,081	$32,440,125
	Short Derivative Volume
	Macquarie VIP Corporate Bond Series	Macquarie VIP Limited-Term Bond Series
Futures contracts (average notional amount)	$30,660,082	$11,690,851
CDS contracts (average notional amount)*	—	718,110
* Long represents buying protection and short represents selling protection.
9. Securities Lending
Each Series, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Series or, at the discretion of the lending agent, replace the loaned securities. Each Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Series, the security lending agent, and the borrower. Each Series records security lending income net of allocations to the security lending agent and the borrower.
    41

Notes to financial statements
Ivy Variable Insurance Portfolios
9. Securities Lending (continued)
Each Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Series’ cash collateral account may be less than the amount each Series would be required to return to the borrowers of the securities and each Series would be required to make up for this shortfall.
During the six months ended June 30, 2025, each Series had no securities out on loan.
10. Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which each Series invests will cause the NAV of each Series to fluctuate.
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.
Certain Series invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Certain Series may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause a Series to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, a Series could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other
    42

mortgage-backed, asset-backed, or fixed-income securities. For example, a Series' investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause a Series to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
Certain Series invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statements of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Series may invest in REITs and are subject to the risks associated with that industry. If a Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2025. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Series also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Series will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.
Each Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the "Schedules of investments."
11. Contractual Obligations
Each Series enters into contracts in the normal course of business that contain a variety of indemnifications. Each Series' maximum exposure under these arrangements is unknown. However, each Series has not had prior claims or losses pursuant to these contracts. Management has reviewed each Series' existing contracts and expects the risk of loss to be remote.
12. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The
    43

Notes to financial statements
Ivy Variable Insurance Portfolios
12. Recent Accounting Pronouncements (continued)
amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on each Series' financial statements.
13. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of each Series' investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for each Series that, pending shareholder approval, would go into effect at the closing of the transaction. Shareholders of each Series were sent proxy materials for a special meeting of shareholders scheduled to be held on September 10, 2025, at which the approval of the new investment advisory agreement will be considered.
Management has determined that no other material events or transactions occurred subsequent to June 30, 2025, that would require recognition or disclosure in the Series' financial statements.
    44

Other Series information (Unaudited)
Ivy Variable Insurance Portfolios
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
    45

(4707417)
SEMIANN-VIP2-0825

Ivy Variable Insurance Portfolios
Macquarie VIP Pathfinder Aggressive Series
Macquarie VIP Pathfinder Conservative Series
Macquarie VIP Pathfinder Moderate Series
Macquarie VIP Pathfinder Moderately Aggressive Series
Macquarie VIP Pathfinder Moderately Conservative Series
Macquarie VIP Pathfinder Moderate – Managed Volatility Series
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
Financial statements and other information
For the six months ended June 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Series’ Form N-PORT, as well as a description of the policies and procedures that each Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in each Series’ most recent Form N-PORT are available without charge on the Series’ website at macquarie.com/mam/vip-literature.
Information (if any) regarding how each Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedules of investments
Macquarie VIP Pathfinder Aggressive Series
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.81%<<
Fixed Income Funds — 14.64%
Macquarie VIP Corporate Bond Series Service Class	1,542,582	$ 7,034,175
Macquarie VIP High Income Series Standard Class	44,074	124,290
Macquarie VIP Limited-Term Bond Series Service Class	26,753	123,329
		7,281,794
Global / International Equity Fund — 29.92%
Macquarie VIP International Core Equity Series Standard Class	791,569	14,881,498
		14,881,498
US Equity Funds — 55.25%
Macquarie VIP Core Equity Series Service Class	844,758	11,083,221
Macquarie VIP Growth and Income Series Standard Class	244,488	7,950,729
Macquarie VIP Growth Series Service Class	398,682	3,624,015
Macquarie VIP Smid Cap Core Series Service Class	146,539	1,817,088
Macquarie VIP Value Series Service Class	730,560	3,009,908
		27,484,961
Total Affiliated Mutual Funds (cost $52,655,964)		49,648,253

Short-Term Investments — 0.24%
Money Market Mutual Funds — 0.24%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	29,803	29,803
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	29,802	29,802
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	29,803	29,803
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	29,802	$ 29,802
Total Short-Term Investments (cost $119,210)		119,210
Total Value of Securities—100.05% (cost $52,775,174)		$49,767,463
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    1

Schedules of investments
Macquarie VIP Pathfinder Conservative Series
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.78%<<
Fixed Income Funds — 54.40%
Macquarie VIP Corporate Bond Series Service Class	4,804,116	$21,906,768
Macquarie VIP High Income Series Standard Class	287,507	810,769
Macquarie VIP Limited-Term Bond Series Service Class	2,749,917	12,677,120
		35,394,657
Global / International Equity Fund — 10.02%
Macquarie VIP International Core Equity Series Standard Class	346,960	6,522,840
		6,522,840
US Equity Funds — 35.36%
Macquarie VIP Core Equity Series Service Class	706,881	9,274,280
Macquarie VIP Growth and Income Series Standard Class	204,218	6,641,169
Macquarie VIP Growth Series Service Class	337,861	3,071,162
Macquarie VIP Smid Cap Core Series Service Class	119,920	1,487,005
Macquarie VIP Value Series Service Class	614,849	2,533,177
		23,006,793
Total Affiliated Mutual Funds (cost $74,938,567)		64,924,290

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	40,173	40,173
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	40,173	40,173
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	40,172	40,172
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	40,173	$ 40,173
Total Short-Term Investments (cost $160,691)		160,691
Total Value of Securities—100.03% (cost $75,099,258)		$65,084,981
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    2

Macquarie VIP Pathfinder Moderate Series
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.77%<<
Fixed Income Funds — 34.46%
Macquarie VIP Corporate Bond Series Service Class	19,459,825	$ 88,736,803
Macquarie VIP High Income Series Standard Class	977,605	2,756,848
Macquarie VIP Limited-Term Bond Series Service Class	7,653,228	35,281,380
		126,775,031
Global / International Equity Fund — 19.99%
Macquarie VIP International Core Equity Series Standard Class	3,911,924	73,544,175
		73,544,175
US Equity Funds — 45.32%
Macquarie VIP Core Equity Series Service Class	5,123,595	67,221,564
Macquarie VIP Growth and Income Series Standard Class	1,481,799	48,188,100
Macquarie VIP Growth Series Service Class	2,429,096	22,080,482
Macquarie VIP Smid Cap Core Series Service Class	881,142	10,926,159
Macquarie VIP Value Series Service Class	4,438,341	18,285,965
		166,702,270
Total Affiliated Mutual Funds (cost $406,623,109)		367,021,476

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	228,722	228,722
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	228,722	228,722
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	228,722	228,722
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	228,723	$ 228,723
Total Short-Term Investments (cost $914,889)		914,889
Total Value of Securities—100.02% (cost $407,537,998)		$367,936,365
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    3

Schedules of investments
Macquarie VIP Pathfinder Moderately Aggressive Series
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.77%<<
Fixed Income Funds — 24.54%
Macquarie VIP Corporate Bond Series Service Class	19,033,644	$ 86,793,417
Macquarie VIP High Income Series Standard Class	795,832	2,244,245
Macquarie VIP Limited-Term Bond Series Service Class	4,535,794	20,910,011
		109,947,673
Global / International Equity Fund — 24.95%
Macquarie VIP International Core Equity Series Standard Class	5,947,853	111,819,635
		111,819,635
US Equity Funds — 50.28%
Macquarie VIP Core Equity Series Service Class	6,924,563	90,850,266
Macquarie VIP Growth and Income Series Standard Class	1,996,494	64,925,995
Macquarie VIP Growth Series Service Class	3,299,799	29,995,177
Macquarie VIP Smid Cap Core Series Service Class	1,178,468	14,612,997
Macquarie VIP Value Series Service Class	6,047,253	24,914,683
		225,299,118
Total Affiliated Mutual Funds (cost $485,368,942)		447,066,426

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	278,837	278,837
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	278,837	278,837
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	278,838	278,838
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	278,837	$ 278,837
Total Short-Term Investments (cost $1,115,349)		1,115,349
Total Value of Securities—100.02% (cost $486,484,291)		$448,181,775
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    4

Macquarie VIP Pathfinder Moderately Conservative Series
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.78%<<
Fixed Income Funds — 44.42%
Macquarie VIP Corporate Bond Series Service Class	7,394,560	$ 33,719,193
Macquarie VIP High Income Series Standard Class	412,154	1,162,276
Macquarie VIP Limited-Term Bond Series Service Class	3,678,909	16,959,771
		51,841,240
Global / International Equity Fund — 15.01%
Macquarie VIP International Core Equity Series Standard Class	932,267	17,526,628
		17,526,628
US Equity Funds — 40.35%
Macquarie VIP Core Equity Series Service Class	1,447,142	18,986,499
Macquarie VIP Growth and Income Series Standard Class	420,141	13,663,000
Macquarie VIP Growth Series Service Class	682,106	6,200,339
Macquarie VIP Smid Cap Core Series Service Class	252,016	3,124,998
Macquarie VIP Value Series Service Class	1,241,860	5,116,463
		47,091,299
Total Affiliated Mutual Funds (cost $131,038,779)		116,459,167

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	72,732	72,732
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	72,731	72,731
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	72,732	72,732
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	72,731	$ 72,731
Total Short-Term Investments (cost $290,926)		290,926
Total Value of Securities—100.03% (cost $131,329,705)		$116,750,093
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    5

Schedules of investments
Macquarie VIP Pathfinder Moderate – Managed Volatility Series
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 98.03%<<
Fixed Income Funds — 33.87%
Macquarie VIP Corporate Bond Series Service Class	18,453,226	$ 84,146,711
Macquarie VIP High Income Series Standard Class	928,460	2,618,256
Macquarie VIP Limited-Term Bond Series Service Class	7,267,111	33,501,383
		120,266,350
Global / International Equity Fund — 19.65%
Macquarie VIP International Core Equity Series Standard Class	3,710,446	69,756,373
		69,756,373
US Equity Funds — 44.51%
Macquarie VIP Core Equity Series Service Class	4,858,338	63,741,394
Macquarie VIP Growth and Income Series Standard Class	1,405,205	45,697,258
Macquarie VIP Growth Series Service Class	2,302,034	20,925,490
Macquarie VIP Smid Cap Core Series Service Class	836,043	10,366,936
Macquarie VIP Value Series Service Class	4,207,609	17,335,350
		158,066,428
Total Affiliated Mutual Funds (cost $387,780,944)		348,089,151

Short-Term Investments — 1.99%
Money Market Mutual Funds — 1.99%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	1,768,685	1,768,685
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	1,768,685	1,768,685
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	1,768,685	1,768,685
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	1,768,685	$ 1,768,685
Total Short-Term Investments (cost $7,074,740)		7,074,740
Total Value of Securities—100.02% (cost $394,855,684)		$355,163,891
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    6

Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 98.06%<<
Fixed Income Funds — 24.12%
Macquarie VIP Corporate Bond Series Service Class	2,104,821	$ 9,597,984
Macquarie VIP High Income Series Standard Class	87,322	246,249
Macquarie VIP Limited-Term Bond Series Service Class	501,899	2,313,752
		12,157,985
Global / International Equity Fund — 24.53%
Macquarie VIP International Core Equity Series Standard Class	657,634	12,363,521
		12,363,521
US Equity Funds — 49.41%
Macquarie VIP Core Equity Series Service Class	765,700	10,045,987
Macquarie VIP Growth and Income Series Standard Class	220,803	7,180,506
Macquarie VIP Growth Series Service Class	364,736	3,315,453
Macquarie VIP Smid Cap Core Series Service Class	130,228	1,614,823
Macquarie VIP Value Series Service Class	668,455	2,754,034
		24,910,803
Total Affiliated Mutual Funds (cost $54,770,191)		49,432,309

Short-Term Investments — 1.99%
Money Market Mutual Funds — 1.99%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	251,382	251,382
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	251,382	251,382
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	251,383	251,383
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	251,383	$ 251,383
Total Short-Term Investments (cost $1,005,530)		1,005,530
Total Value of Securities—100.05% (cost $55,775,721)		$50,437,839
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    7

Schedules of investments
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 98.10%<<
Fixed Income Funds — 43.66%
Macquarie VIP Corporate Bond Series Service Class	1,412,695	$ 6,441,890
Macquarie VIP High Income Series Standard Class	78,539	221,480
Macquarie VIP Limited-Term Bond Series Service Class	702,809	3,239,952
		9,903,322
Global / International Equity Fund — 14.77%
Macquarie VIP International Core Equity Series Standard Class	178,155	3,349,307
		3,349,307
US Equity Funds — 39.67%
Macquarie VIP Core Equity Series Service Class	276,498	3,627,658
Macquarie VIP Growth and Income Series Standard Class	80,299	2,611,314
Macquarie VIP Growth Series Service Class	130,332	1,184,717
Macquarie VIP Smid Cap Core Series Service Class	48,095	596,380
Macquarie VIP Value Series Service Class	237,049	976,641
		8,996,710
Total Affiliated Mutual Funds (cost $25,741,467)		22,249,339

	Number of shares	Value (US $)

Short-Term Investments — 2.00%
Money Market Mutual Funds — 2.00%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	113,456	$ 113,456
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	113,456	113,456
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	113,456	113,456
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	113,456	113,456
Total Short-Term Investments (cost $453,824)		453,824
Total Value of Securities—100.10% (cost $26,195,291)		$22,703,163
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    8

Statements of assets and liabilities
Ivy Variable Insurance Portfolios
June 30, 2025 (Unaudited)
	Macquarie VIP Pathfinder Aggressive Series	Macquarie VIP Pathfinder Conservative Series	Macquarie VIP Pathfinder Moderate Series	Macquarie VIP Pathfinder Moderately Aggressive Series
Assets:
Investments, at value*	$119,210	$160,691	$914,889	$1,115,349
Investments of affiliated issuers, at value**	49,648,253	64,924,290	367,021,476	447,066,426
Receivable for securities sold	32,195	54,416	134,496	164,574
Dividends receivable	420	588	4,817	7,395
Prepaid expenses	167	189	1,158	1,390
Receivable for series shares sold	92	3	1,357	150
Total Assets	49,800,337	65,140,177	368,078,193	448,355,284
Liabilities:
Payable for series shares redeemed	27,369	52,553	132,612	161,297
Accounting and administration expenses payable to affiliates	10,756	11,772	24,569	28,608
Audit and tax fees payable	9,563	6,310	9,563	9,563
Other accrued expenses	4,326	3,689	14,527	18,469
Trustees' fees payable to non-affiliates	3,457	—	27,463	32,961
Total Liabilities	55,471	74,324	208,734	250,898
Total Net Assets	$49,744,866	$65,065,853	$367,869,459	$448,104,386

Net Assets Consist of:
Paid-in capital	$49,905,436	$72,454,737	$388,126,062	$463,464,438
Total distributable earnings (loss)	(160,570)	(7,388,884)	(20,256,603)	(15,360,052)
Total Net Assets	$49,744,866	$65,065,853	$367,869,459	$448,104,386

Net Asset Value

Service Class:
Net assets	$49,744,866	$65,065,853	$367,869,459	$448,104,386
Shares of beneficial interest outstanding, unlimited authorization, no par	11,431,833	14,898,639	85,108,420	101,620,184
Net asset value per share	$4.35	$4.37	$4.32	$4.41
*Investments, at cost	$119,210	$160,691	$914,889	$1,115,349
**Investments of affiliated issuers, at cost	52,655,964	74,938,567	406,623,109	485,368,942
See accompanying notes, which are an integral part of the financial statements.
    9

Statements of assets and liabilities
Ivy Variable Insurance Portfolios
	Macquarie VIP Pathfinder Moderately Conservative Series	Macquarie VIP Pathfinder Moderate – Managed Volatility Series	Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
Assets:
Investments, at value*	$290,926	$7,074,740	$1,005,530	$453,824
Investments of affiliated issuers, at value**	116,459,167	348,089,151	49,432,309	22,249,339
Receivable for securities sold	86,081	102,132	42,684	82,649
Dividends receivable	1,040	31,147	2,766	1,254
Prepaid expenses	398	1,149	121	53
Receivable for series shares sold	7	1,899	—	1,419
Receivable due from investment manager	—	—	—	1,425
Total Assets	116,837,619	355,300,218	50,483,410	22,789,963
Liabilities:
Payable for series shares redeemed	86,279	84,098	40,395	84,202
Audit and tax fees payable	13,606	10,383	10,383	10,383
Accounting and administration expenses payable to affiliates	13,445	25,351	11,469	10,031
Trustees' fees payable to non-affiliates	8,680	9,431	1,507	1,135
Other accrued expenses	3,583	14,980	5,002	3,346
Investment management fees payable to affiliates	—	52,118	2,867	—
Total Liabilities	125,593	196,361	71,623	109,097
Total Net Assets	$116,712,026	$355,103,857	$50,411,787	$22,680,866

Net Assets Consist of:
Paid-in capital	$124,842,529	$383,404,234	$56,566,154	$26,736,020
Total distributable earnings (loss)	(8,130,503)	(28,300,377)	(6,154,367)	(4,055,154)
Total Net Assets	$116,712,026	$355,103,857	$50,411,787	$22,680,866

Net Asset Value

Service Class:
Net assets	$116,712,026	$355,103,857	$50,411,787	$22,680,866
Shares of beneficial interest outstanding, unlimited authorization, no par	26,675,212	80,862,076	10,675,754	6,713,506
Net asset value per share	$4.38	$4.39	$4.72	$3.38
*Investments, at cost	$290,926	$7,074,740	$1,005,530	$453,824
**Investments of affiliated issuers, at cost	131,038,779	387,780,944	54,770,191	25,741,467
See accompanying notes, which are an integral part of the financial statements.
    10

Statements of operations
Ivy Variable Insurance Portfolios
Six months ended June 30, 2025 (Unaudited)
	Macquarie VIP Pathfinder Aggressive Series	Macquarie VIP Pathfinder Conservative Series	Macquarie VIP Pathfinder Moderate Series	Macquarie VIP Pathfinder Moderately Aggressive Series
Investment Income:
Dividends from affiliated funds	$727,526	$1,978,394	$8,275,680	$8,407,800
Dividends	2,493	3,391	18,966	23,109
	730,019	1,981,785	8,294,646	8,430,909

Expenses:
Accounting and administration expenses	21,807	23,497	48,427	55,450
Audit and tax fees	9,948	11,529	9,948	9,948
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	2,020	2,842	15,586	19,036
Reports and statements to shareholders expenses	2,009	2,238	5,394	6,195
Legal fees	1,810	2,585	14,060	17,314
Trustees’ fees	1,205	1,657	9,212	11,211
Custodian fees	273	399	2,176	1,993
Other	1,156	1,470	4,175	5,270
	40,228	46,217	108,978	126,417
Less expenses paid indirectly	(1)	(1)	(1)	(1)
Total operating expenses	40,227	46,216	108,977	126,416
Net Investment Income (Loss)	689,792	1,935,569	8,185,669	8,304,493

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Affiliated funds	(1,509,221)	(2,097,566)	(9,609,528)	(12,927,731)
Capital gain distributions received from investments in affiliated funds	3,727,644	2,932,943	22,250,610	30,761,599
Net realized gain (loss)	2,218,423	835,377	12,641,082	17,833,868

Net change in unrealized appreciation (depreciation) on:
Affiliated funds	1,337,359	539,929	4,623,988	8,915,524
Net Realized and Unrealized Gain (Loss)	3,555,782	1,375,306	17,265,070	26,749,392
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,245,574	$3,310,875	$25,450,739	$35,053,885
See accompanying notes, which are an integral part of the financial statements.
    11

Statements of operations
Ivy Variable Insurance Portfolios
	Macquarie VIP Pathfinder Moderately Conservative Series	Macquarie VIP Pathfinder Moderate – Managed Volatility Series	Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
Investment Income:
Dividends from affiliated funds	$3,099,481	$7,844,298	$930,954	$617,870
Dividends	6,016	149,015	23,508	9,738
	3,105,497	7,993,313	954,462	627,608

Expenses:
Management fees	—	359,842	51,593	23,274
Accounting and administration expenses	27,377	48,867	22,571	19,988
Audit and tax fees	9,157	9,787	9,787	9,787
Legal fees	6,531	17,948	8,071	6,881
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	4,909	15,616	2,297	1,015
Trustees’ fees	2,933	9,150	1,316	589
Reports and statements to shareholders expenses	2,548	5,671	1,999	1,673
Custodian fees	664	4,148	692	464
Other	1,718	4,945	1,510	1,055
	55,837	475,974	99,836	64,726
Less expenses waived	—	(41,778)	(37,874)	(36,797)
Less expenses paid indirectly	(1)	(2,386)	(51)	—
Total operating expenses	55,836	431,810	61,911	27,929
Net Investment Income (Loss)	3,049,661	7,561,503	892,551	599,679

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Affiliated funds	(2,620,903)	(10,586,148)	(1,988,149)	(791,371)
Capital gain distributions received from investments in affiliated funds	6,181,134	21,121,034	3,411,639	1,232,131
Futures contracts	—	(6,138,839)	(862,027)	(409,306)
Net realized gain (loss)	3,560,231	4,396,047	561,463	31,454

Net change in unrealized appreciation (depreciation) on:
Affiliated funds	455,899	6,076,501	1,618,614	340,408
Futures contracts	—	(192,478)	(22,079)	(14,582)
Net change in unrealized appreciation (depreciation)	455,899	5,884,023	1,596,535	325,826
Net Realized and Unrealized Gain (Loss)	4,016,130	10,280,070	2,157,998	357,280
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,065,791	$17,841,573	$3,050,549	$956,959
See accompanying notes, which are an integral part of the financial statements.
    12

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Macquarie VIP Pathfinder Aggressive Series		Macquarie VIP Pathfinder Conservative Series
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Increase in Net Assets from Operations:
Net investment income (loss)	$689,792	$529,604	$1,935,569	$1,699,844
Net realized gain (loss)	2,218,423	288,295	835,377	246,786
Net change in unrealized appreciation (depreciation)	1,337,359	4,658,339	539,929	3,995,100
Net increase (decrease) in net assets resulting from operations	4,245,574	5,476,238	3,310,875	5,941,730

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class[1]	(848,085)	(882,403)	(1,997,030)	(2,254,659)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Service Class[1]	566,468	1,339,791	430,343	3,089,528

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class[1]	848,085	882,403	1,997,030	2,254,659
	1,414,553	2,222,194	2,427,373	5,344,187
Cost of shares redeemed:
Service Class[1]	(3,808,736)	(11,729,680)	(6,752,921)	(21,592,213)
Decrease in net assets derived from capital share transactions	(2,394,183)	(9,507,486)	(4,325,548)	(16,248,026)
Net Increase (Decrease) in Net Assets	1,003,306	(4,913,651)	(3,011,703)	(12,560,955)

Net Assets:
Beginning of period	48,741,560	53,655,211	68,077,556	80,638,511
End of period	$49,744,866	$48,741,560	$65,065,853	$68,077,556
[1]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.
    13

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Macquarie VIP Pathfinder Moderate Series		Macquarie VIP Pathfinder Moderately Aggressive Series
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Increase in Net Assets from Operations:
Net investment income (loss)	$8,185,669	$6,945,729	$8,304,493	$7,077,242
Net realized gain (loss)	12,641,082	4,447,219	17,833,868	5,501,363
Net change in unrealized appreciation (depreciation)	4,623,988	26,847,598	8,915,524	38,335,438
Net increase (decrease) in net assets resulting from operations	25,450,739	38,240,546	35,053,885	50,914,043

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class[1]	(9,018,155)	(6,605,330)	(9,927,861)	(7,683,632)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Service Class[1]	377,430	1,163,975	640,291	2,186,831

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class[1]	9,018,155	6,605,330	9,927,861	7,683,632
	9,395,585	7,769,305	10,568,152	9,870,463
Cost of shares redeemed:
Service Class[1]	(35,237,240)	(96,610,876)	(48,480,673)	(130,428,549)
Decrease in net assets derived from capital share transactions	(25,841,655)	(88,841,571)	(37,912,521)	(120,558,086)
Net Decrease in Net Assets	(9,409,071)	(57,206,355)	(12,786,497)	(77,327,675)

Net Assets:
Beginning of period	377,278,530	434,484,885	460,890,883	538,218,558
End of period	$367,869,459	$377,278,530	$448,104,386	$460,890,883
[1]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.
    14

	Macquarie VIP Pathfinder Moderately Conservative Series		Macquarie VIP Pathfinder Moderate – Managed Volatility Series
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Increase in Net Assets from Operations:
Net investment income (loss)	$3,049,661	$2,465,279	$7,561,503	$6,590,153
Net realized gain (loss)	3,560,231	1,447,248	4,396,047	4,585,060
Net change in unrealized appreciation (depreciation)	455,899	6,881,921	5,884,023	22,411,006
Net increase (decrease) in net assets resulting from operations	7,065,791	10,794,448	17,841,573	33,586,219

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class[1]	(3,445,965)	(2,129,446)	(8,691,420)	(5,812,636)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Service Class[1]	904,972	2,173,846	2,080,562	15,091,300

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class[1]	3,445,965	2,129,446	8,691,420	5,812,636
	4,350,937	4,303,292	10,771,982	20,903,936
Cost of shares redeemed:
Service Class[1]	(11,545,489)	(23,107,778)	(43,650,639)	(109,825,527)
Decrease in net assets derived from capital share transactions	(7,194,552)	(18,804,486)	(32,878,657)	(88,921,591)
Net Decrease in Net Assets	(3,574,726)	(10,139,484)	(23,728,504)	(61,148,008)

Net Assets:
Beginning of period	120,286,752	130,426,236	378,832,361	439,980,369
End of period	$116,712,026	$120,286,752	$355,103,857	$378,832,361
[1]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.
    15

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series		Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$892,551	$811,255	$599,679	$509,738
Net realized gain (loss)	561,463	(511,387)	31,454	(566,702)
Net change in unrealized appreciation (depreciation)	1,596,535	5,368,150	325,826	2,094,901
Net increase (decrease) in net assets resulting from operations	3,050,549	5,668,018	956,959	2,037,937

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class[1]	(1,172,208)	(886,316)	(634,962)	(373,853)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Service Class[1]	307,736	943,553	1,570,046	3,978,365

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class[1]	1,172,208	886,316	634,962	373,853
	1,479,944	1,829,869	2,205,008	4,352,218
Cost of shares redeemed:
Service Class[1]	(7,893,644)	(22,664,168)	(3,791,734)	(12,140,098)
Decrease in net assets derived from capital share transactions	(6,413,700)	(20,834,299)	(1,586,726)	(7,787,880)
Net Decrease in Net Assets	(4,535,359)	(16,052,597)	(1,264,729)	(6,123,796)

Net Assets:
Beginning of period	54,947,146	70,999,743	23,945,595	30,069,391
End of period	$50,411,787	$54,947,146	$22,680,866	$23,945,595
[1]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.
    16

Financial highlights
Macquarie VIP Pathfinder Aggressive Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$4.06	$3.72	$4.07	$5.47	$4.92	$5.00

Income (loss) from investment operations:
Net investment income[2]	0.06	0.04	0.04	0.05	0.08	0.09
Net realized and unrealized gain (loss)	0.31	0.37	0.59	(0.97)	0.82	0.52
Total from investment operations	0.37	0.41	0.63	(0.92)	0.90	0.61

Less dividends and distributions from:
Net investment income	(0.08)	(0.05)	(0.27)	(0.09)	(0.09)	(0.07)
Net realized gain	—	(0.02)	(0.71)	(0.39)	(0.26)	(0.62)
Total dividends and distributions	(0.08)	(0.07)	(0.98)	(0.48)	(0.35)	(0.69)

Net asset value, end of period	$4.35	$4.06	$3.72	$4.07	$5.47	$4.92

Total return[3]	9.09%	10.99%	17.51%	(16.72%)	18.93%	15.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,745	$48,742	$53,655	$53,652	$74[4]	$68[4]
Ratio of expenses to average net assets[5]	0.17%	0.12%	0.17%	0.21%	0.07%	0.12%
Ratio of expenses to average net assets prior to fees waived[5]	0.17%	0.12%	0.17%	0.21%	0.07%	0.12%
Ratio of net investment income to average net assets	2.88%	1.02%	0.97%	1.24%	1.62%	1.91%
Ratio of net investment income to average net assets prior to fees waived	2.88%	1.02%	0.97%	1.24%	1.62%	1.91%
Portfolio turnover	20%	55%	34%	30%	18%	21%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    17

Financial highlights
Macquarie VIP Pathfinder Conservative Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$4.28	$4.08	$4.22	$5.50	$5.31	$5.15

Income (loss) from investment operations:
Net investment income[2]	0.13	0.09	0.06	0.07	0.13	0.10
Net realized and unrealized gain (loss)	0.09	0.24	0.43	(0.84)	0.39	0.49
Total from investment operations	0.22	0.33	0.49	(0.77)	0.52	0.59

Less dividends and distributions from:
Net investment income	(0.13)	(0.08)	(0.19)	(0.13)	(0.10)	(0.09)
Net realized gain	—	(0.05)	(0.44)	(0.38)	(0.23)	(0.34)
Total dividends and distributions	(0.13)	(0.13)	(0.63)	(0.51)	(0.33)	(0.43)

Net asset value, end of period	$4.37	$4.28	$4.08	$4.22	$5.50	$5.31

Total return[3]	5.37%	8.05%	12.53%	(14.09%)	10.18%	12.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$65,066	$68,078	$80,639	$84,236	$110[4]	$112[4]
Ratio of expenses to average net assets[5]	0.14%	0.11%	0.10%	0.15%	0.06%	0.08%
Ratio of expenses to average net assets prior to fees waived[5]	0.14%	0.11%	0.10%	0.15%	0.06%	0.08%
Ratio of net investment income to average net assets	5.92%	2.25%	1.56%	1.44%	2.32%	2.02%
Ratio of net investment income to average net assets prior to fees waived	5.92%	2.25%	1.56%	1.44%	2.32%	2.02%
Portfolio turnover	18%	32%	27%	29%	27%	41%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
18

Macquarie VIP Pathfinder Moderate Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$4.13	$3.84	$4.10	$5.51	$5.15	$5.19

Income (loss) from investment operations:
Net investment income[2]	0.09	0.07	0.05	0.07	0.11	0.10
Net realized and unrealized gain (loss)	0.21	0.28	0.51	(0.91)	0.61	0.51
Total from investment operations	0.30	0.35	0.56	(0.84)	0.72	0.61

Less dividends and distributions from:
Net investment income	(0.11)	(0.06)	(0.24)	(0.12)	(0.11)	(0.09)
Net realized gain	—	—	(0.58)	(0.45)	(0.25)	(0.56)
Total dividends and distributions	(0.11)	(0.06)	(0.82)	(0.57)	(0.36)	(0.65)

Net asset value, end of period	$4.32	$4.13	$3.84	$4.10	$5.51	$5.15

Total return[3]	7.29%	9.27%	15.33%	(15.26%)	14.66%	14.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$367,869	$377,279	$434,485	$465,595	$635[4]	$656[4]
Ratio of expenses to average net assets[5]	0.06%	0.05%	0.04%	0.06%	0.03%	0.04%
Ratio of expenses to average net assets prior to fees waived[5]	0.06%	0.05%	0.04%	0.06%	0.03%	0.04%
Ratio of net investment income to average net assets	4.50%	1.68%	1.36%	1.46%	2.05%	2.05%
Ratio of net investment income to average net assets prior to fees waived	4.50%	1.68%	1.36%	1.46%	2.05%	2.05%
Portfolio turnover	20%	42%	29%	28%	18%	21%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    19

Financial highlights
Macquarie VIP Pathfinder Moderately Aggressive Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$4.17	$3.84	$4.15	$5.66	$5.18	$5.32

Income (loss) from investment operations:
Net investment income[2]	0.08	0.06	0.05	0.06	0.10	0.10
Net realized and unrealized gain (loss)	0.26	0.33	0.55	(0.96)	0.75	0.52
Total from investment operations	0.34	0.39	0.60	(0.90)	0.85	0.62

Less dividends and distributions from:
Net investment income	(0.10)	(0.06)	(0.26)	(0.12)	(0.10)	(0.09)
Net realized gain	—	—	(0.65)	(0.49)	(0.27)	(0.67)
Total dividends and distributions	(0.10)	(0.06)	(0.91)	(0.61)	(0.37)	(0.76)

Net asset value, end of period	$4.41	$4.17	$3.84	$4.15	$5.66	$5.18

Total return[3]	8.21%	10.22%	16.53%	(15.90%)	16.88%	15.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$448,104	$460,891	$538,219	$565,995	$777[4]	$799[4]
Ratio of expenses to average net assets[5]	0.06%	0.05%	0.03%	0.06%	0.03%	0.04%
Ratio of expenses to average net assets prior to fees waived[5]	0.06%	0.05%	0.03%	0.06%	0.03%	0.04%
Ratio of net investment income to average net assets	3.75%	1.39%	1.24%	1.43%	1.88%	2.02%
Ratio of net investment income to average net assets prior to fees waived	3.75%	1.39%	1.24%	1.43%	1.88%	2.02%
Portfolio turnover	20%	49%	32%	28%	17%	20%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
20

Macquarie VIP Pathfinder Moderately Conservative Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$4.24	$3.97	$4.18	$5.53	$5.26	$5.22

Income (loss) from investment operations:
Net investment income[2]	0.11	0.08	0.06	0.06	0.12	0.10
Net realized and unrealized gain (loss)	0.16	0.26	0.46	(0.87)	0.51	0.50
Total from investment operations	0.27	0.34	0.52	(0.81)	0.63	0.60

Less dividends and distributions from:
Net investment income	(0.11)	(0.07)	(0.21)	(0.13)	(0.11)	(0.10)
Net realized gain	(0.02)	—	(0.52)	(0.41)	(0.25)	(0.46)
Total dividends and distributions	(0.13)	(0.07)	(0.73)	(0.54)	(0.36)	(0.56)

Net asset value, end of period	$4.38	$4.24	$3.97	$4.18	$5.53	$5.26

Total return[3]	6.49%	8.60%	13.99%	(14.71%)	12.37%	13.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$116,712	$120,287	$130,426	$137,990	$187[4]	$195[4]
Ratio of expenses to average net assets[5]	0.10%	0.09%	0.04%	0.17%	0.04%	0.06%
Ratio of expenses to average net assets prior to fees waived[5]	0.10%	0.09%	0.04%	0.17%	0.04%	0.06%
Ratio of net investment income to average net assets	5.27%	1.93%	1.48%	1.39%	2.17%	2.09%
Ratio of net investment income to average net assets prior to fees waived	5.27%	1.93%	1.48%	1.39%	2.17%	2.09%
Portfolio turnover	19%	37%	27%	31%	20%	25%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    21

Financial highlights
Macquarie VIP Pathfinder Moderate – Managed Volatility Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$4.28	$4.02	$4.33	$6.33	$5.77	$5.84

Income (loss) from investment operations:
Net investment income[2]	0.09	0.07	0.05	0.06	0.11	0.10
Net realized and unrealized gain (loss)	0.13	0.25	0.49	(0.89)	0.62	0.34
Total from investment operations	0.22	0.32	0.54	(0.83)	0.73	0.44

Less dividends and distributions from:
Net investment income	(0.11)	(0.06)	(0.21)	(0.17)	(0.10)	(0.08)
Net realized gain	—	—	(0.64)	(1.00)	(0.07)	(0.43)
Total dividends and distributions	(0.11)	(0.06)	(0.85)	(1.17)	(0.17)	(0.51)

Net asset value, end of period	$4.39	$4.28	$4.02	$4.33	$6.33	$5.77

Total return[3]	5.20%[4]	7.92%[4]	14.10%	(13.22%)	12.99%	9.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$355,104	$378,832	$439,980	$435,581	$530[5]	$729[5]
Ratio of expenses to average net assets[6]	0.24%	0.24%	0.25%	0.26%	0.22%	0.23%
Ratio of expenses to average net assets prior to fees waived[6]	0.26%	0.25%	0.25%	0.26%	0.22%	0.23%
Ratio of net investment income to average net assets	4.20%	1.58%	1.21%	1.24%	1.87%	1.78%
Ratio of net investment income to average net assets prior to fees waived	4.18%	1.57%	1.21%	1.24%	1.87%	1.78%
Portfolio turnover	22%	45%	32%	32%	19%	42%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
22

Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$4.56	$4.25	$4.75	$6.11	$5.46	$5.63

Income (loss) from investment operations:
Net investment income[2]	0.08	0.06	0.04	0.06	0.09	0.09
Net realized and unrealized gain (loss)	0.19	0.31	0.60	(0.91)	0.73	0.33
Total from investment operations	0.27	0.37	0.64	(0.85)	0.82	0.42

Less dividends and distributions from:
Net investment income	(0.11)	(0.06)	(0.27)	(0.10)	(0.09)	(0.07)
Net realized gain	—	—	(0.87)	(0.41)	(0.08)	(0.52)
Total dividends and distributions	(0.11)	(0.06)	(1.14)	(0.51)	(0.17)	(0.59)

Net asset value, end of period	$4.72	$4.56	$4.25	$4.75	$6.11	$5.46

Total return[3]	6.02%[4]	8.73%[4]	15.41%	(14.00%)	15.24%	9.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$50,412	$54,947	$71,000	$77,300	$102[5]	$96[5]
Ratio of expenses to average net assets[6]	0.24%	0.28%	0.32%	0.35%	0.26%	0.29%
Ratio of expenses to average net assets prior to fees waived[6]	0.39%	0.33%	0.32%	0.35%	0.26%	0.29%
Ratio of net investment income to average net assets	3.46%	1.27%	1.03%	1.12%	1.58%	1.68%
Ratio of net investment income to average net assets prior to fees waived	3.31%	1.22%	1.03%	1.12%	1.58%	1.68%
Portfolio turnover	24%	51%	35%	44%	18%	41%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    23

Financial highlights
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/25[1] (Unaudited)	Year ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$3.33	$3.15	$3.39	$6.02	$5.64	$5.58

Income (loss) from investment operations:
Net investment income[2]	0.09	0.06	0.04	0.04	0.12	0.09
Net realized and unrealized gain (loss)	0.05	0.16	0.34	(0.79)	0.47	0.39
Total from investment operations	0.14	0.22	0.38	(0.75)	0.59	0.48

Less dividends and distributions from:
Net investment income	(0.09)	(0.04)	(0.15)	(0.27)	(0.09)	(0.08)
Net realized gain	—	—	(0.47)	(1.61)	(0.12)	(0.34)
Total dividends and distributions	(0.09)	(0.04)	(0.62)	(1.88)	(0.21)	(0.42)

Net asset value, end of period	$3.38	$3.33	$3.15	$3.39	$6.02	$5.64

Total return[3]	4.32%[4]	7.07%[4]	12.62%	(12.71%)	10.72%	9.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,681	$23,946	$30,069	$30,222	$40[5]	$86[5]
Ratio of expenses to average net assets[6]	0.24%	0.34%	0.45%	0.53%	0.26%	0.30%
Ratio of expenses to average net assets prior to fees waived[6]	0.56%	0.45%	0.45%	0.53%	0.26%	0.30%
Ratio of net investment income to average net assets	5.15%	1.83%	1.12%	1.02%	2.06%	1.77%
Ratio of net investment income to average net assets prior to fees waived	4.83%	1.72%	1.12%	1.02%	2.06%	1.77%
Portfolio turnover	26%	49%	36%	43%	24%	45%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
24

Notes to financial statements
Ivy Variable Insurance Portfolios
June 30, 2025 (Unaudited)
Ivy Variable Insurance Portfolios (Trust) is organized as a Delaware statutory trust and offers 24 series. These financial statements and the related notes pertain to 8 series: Macquarie VIP Pathfinder Aggressive Series, Macquarie VIP Pathfinder Conservative Series, Macquarie VIP Pathfinder Moderate Series, Macquarie VIP Pathfinder Moderately Aggressive Series, and Macquarie VIP Pathfinder Moderately Conservative Series (collectively, the “Pathfinder Series”), Macquarie VIP Pathfinder Moderate – Managed Volatility Series, Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series, and Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series (collectively, the “Managed Volatility Series”) (each, a Series and collectively, the Series). The Trust is an open-end investment company. Each of the Series are diversified as defined in the Investment Company Act of 1940, as amended (1940 Act).
Each Series offers Service Class (formerly, Class II) shares. The Service Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to variable life insurance separate accounts and variable annuity separate accounts.
1. Significant Accounting Policies
Each Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation —  Open-end investment companies, other than exchange-traded funds (ETFs) are valued at their published net asset value (NAV). Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as each Series’ valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes —  No provision for federal income taxes has been made as each Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Series evaluates tax positions taken or expected to be taken in the course of preparing each Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Series’ tax positions taken or expected to be taken on each Series’ federal income tax returns through the six months ended June 30, 2025, and for all open tax years (years ended December 31, 2021–December 31, 2024), and has concluded that no provision for federal income tax is required in each Series’ financial statements. If applicable, each Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the six months ended June 30, 2025, the Series did not incur any interest or tax penalties.
Underlying Funds — Each Series may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which each Series may invest include ETFs. Each Series will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Derivative Financial Instruments — Each Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or
    25

Notes to financial statements
Ivy Variable Insurance Portfolios
1. Significant Accounting Policies (continued)
illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, each Series intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, each Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of each Series under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to a Series are charged directly to that Series. Other expenses common to various funds within the Macquarie Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from any Underlying Funds in which a Series invests are recorded on the ex-dividend date. Each Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Each Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. DMC, each Series’ investment adviser, acts as each Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Series has a single operating segment since each Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Series’ financial statements. Adoption of the new standard impacted each Series’ financial statements note disclosures only, and did not affect any Series’ financial position or the results of its operations.
Each Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025, certain Series earned the following amounts under this arrangement:
Series	Custody Credits
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	$2,386
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	50
For the six months ended June 30, 2025, Macquarie VIP Pathfinder Aggressive Series, Macquarie VIP Pathfinder Conservative Series, Macquarie VIP Pathfinder Moderate Series, Macquarie VIP Pathfinder Moderately Aggressive Series, Macquarie VIP Pathfinder Moderately Conservative Series, and Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series had no earnings credits under this arrangement.
    26

Each Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025, certain Series earned the following amounts under this arrangement:
Series	Earnings Credits
Macquarie VIP Pathfinder Aggressive Series	$1
Macquarie VIP Pathfinder Conservative Series	1
Macquarie VIP Pathfinder Moderate Series	1
Macquarie VIP Pathfinder Moderately Aggressive Series	1
Macquarie VIP Pathfinder Moderately Conservative Series	1
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	1
For the six months ended June 30, 2025, Macquarie VIP Pathfinder Moderate – Managed Volatility Series and Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series had earnings credits less than $1 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Series (other than the Pathfinder Series) pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Series’ average daily net assets as follows:
Series	Management Fee (annual rate as a percentage of average daily net assets)
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	0.20% of net assets up to $500 million;
0.17% of net assets over $500 million and up to $1 billion;
0.15% of net assets over $1 billion.

Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	0.20% of net assets up to $500 million;
0.17% of net assets over $500 million and up to $1 billion;
0.15% of net assets over $1 billion.

Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	0.20% of net assets up to $500 million;
0.17% of net assets over $500 million and up to $1 billion;
0.15% of net assets over $1 billion.

The Pathfinder Series pay no management fees.
DMC uses all of the management fee it receives from the Managed Volatility Series to pay Securian Asset Management Inc. (“Securian”). Accordingly, Securian receives a fee based on the average daily net assets of the Managed Volatility Series.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding the following percentages of the Series’ average daily net assets from January 1, 2025 through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
    27

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Series	Operating expense limitation as a percentage of average daily net assets Service Class Shares
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	0.24%
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	0.24%
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	0.24%
DMC has entered into sub-advisory agreements with the following entities on behalf of the Series:
Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) is a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. With respect to the Series for which MIMAK serves as a sub-advisor, DMC has principal responsibility for all investment advisory services and may seek investment advice and recommendations from MIMAK and DMC may also permit MIMAK to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK’s specialized market knowledge.
Securian serves as sub-advisor to the Managed Volatility Series. The sub-advisor makes investment decisions in accordance with the Series’ investment objectives, policies and restrictions under the supervision of DMC and the Board. DMC pays all applicable costs of the sub-advisor.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended
June 30, 2025, each Series paid for these services as follows:
Series	Fees
Macquarie VIP Pathfinder Aggressive Series	$3,071
Macquarie VIP Pathfinder Conservative Series	3,469
Macquarie VIP Pathfinder Moderate Series	10,249
Macquarie VIP Pathfinder Moderately Aggressive Series	12,036
Macquarie VIP Pathfinder Moderately Conservative Series	4,614
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	10,156
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	3,155
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	2,512
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. These amounts are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2025, each Series paid for these services as follows:
Series	Fees
Macquarie VIP Pathfinder Aggressive Series	$1,796
Macquarie VIP Pathfinder Conservative Series	2,452
Macquarie VIP Pathfinder Moderate Series	13,647
Macquarie VIP Pathfinder Moderately Aggressive Series	16,598
    28

Series	Fees
Macquarie VIP Pathfinder Moderately Conservative Series	$4,344
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	13,494
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	1,935
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	873
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to each Series. Sub-transfer agency fees are paid by each Series and are also included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
As provided in the investment management agreement, each Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Series. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended June 30, 2025, each Series paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Series	Fees
Macquarie VIP Pathfinder Aggressive Series	$693
Macquarie VIP Pathfinder Conservative Series	954
Macquarie VIP Pathfinder Moderate Series	5,295
Macquarie VIP Pathfinder Moderately Aggressive Series	6,438
Macquarie VIP Pathfinder Moderately Conservative Series	1,684
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	5,266
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	758
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	338
Trustees’ fees include expenses accrued by each Series for each Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of a Series, a Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
An affiliated issuer includes any company in which a Series held 5% or more of a company's outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to a Series is deemed to exercise, directly or indirectly, a certain level of control over the company.
    29

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
A summary of the transactions in affiliated companies during the six months ended June 30, 2025 was as follows:
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Macquarie VIP Pathfinder Aggressive Series
Affiliated Mutual Funds—99.81%
Macquarie VIP Core Equity Series Service Class
	$10,197,038	$2,759,590	$(1,194,940)	$156,743	$(835,210)	$11,083,221	844,758	$17,341	$1,602,234
Macquarie VIP Corporate Bond Series Service Class
	6,917,592	968,998	(733,599)	27,957	(146,773)	7,034,175	1,542,582	358,312	—
Macquarie VIP Growth and Income Series Standard Class
	3,747,040	4,385,226	(519,650)	37,190	300,923	7,950,729	244,488	81,008	416,993
Macquarie VIP Growth Series Service Class
	6,895,403	893,926	(3,295,518)	(784,510)	(85,286)	3,624,015	398,682	—	615,826
Macquarie VIP High Income Series Standard Class
	122,277	14,501	(7,726)	(2,022)	(2,740)	124,290	44,074	8,214	—
Macquarie VIP International Core Equity Series Standard Class
	13,630,743	1,000,808	(1,594,884)	154,298	1,690,533	14,881,498	791,569	188,169	692,256
Macquarie VIP Limited-Term Bond Series Service Class
	122,954	14,537	(11,973)	(694)	(1,495)	123,329	26,753	5,160	—
Macquarie VIP Mid Cap Growth Series Standard Class
	579,119	5,713	(507,573)	(473,685)	396,426	—	—	—	—
Macquarie VIP Small Cap Growth Series Standard Class
	586,533	6,856	(521,992)	(573,738)	502,341	—	—	—	—
Macquarie VIP Smid Cap Core Series Service Class
	2,691,783	288,785	(970,636)	24,099	(216,943)	1,817,088	146,539	2,632	77,150
Macquarie VIP Value Series Service Class
	3,158,639	492,725	(302,180)	(74,859)	(264,417)	3,009,908	730,560	66,690	323,185
Total	$48,649,121	$10,831,665	$(9,660,671)	$(1,509,221)	$1,337,359	$49,648,253		$727,526	$3,727,644

    30

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Macquarie VIP Pathfinder Conservative Series
Affiliated Mutual Funds—99.78%
Macquarie VIP Core Equity Series Service Class
	$9,607,300	$2,242,274	$(1,957,900)	$145,045	$(762,439)	$9,274,280	706,881	$14,908	$1,377,429
Macquarie VIP Corporate Bond Series Service Class
	22,880,586	2,085,388	(2,677,845)	(345,209)	(36,152)	21,906,768	4,804,116	1,146,451	—
Macquarie VIP Growth and Income Series Standard Class
	3,318,491	3,848,692	(812,064)	51,949	234,101	6,641,169	204,218	70,675	363,803
Macquarie VIP Growth Series Service Class
	6,078,338	551,750	(2,811,671)	(831,795)	84,540	3,071,162	337,861	—	535,811
Macquarie VIP High Income Series Standard Class
	851,529	74,584	(83,429)	(16,384)	(15,531)	810,769	287,507	55,139	—
Macquarie VIP International Core Equity Series Standard Class
	5,438,888	1,208,845	(885,000)	92,035	668,072	6,522,840	346,960	84,736	311,734
Macquarie VIP Limited-Term Bond Series Service Class
	13,504,506	1,268,699	(1,867,367)	(68,213)	(160,505)	12,677,120	2,749,917	546,638	—
Macquarie VIP Mid Cap Growth Series Standard Class
	540,592	—	(470,242)	(495,484)	425,134	—	—	—	—
Macquarie VIP Small Cap Growth Series Standard Class
	546,831	—	(481,155)	(539,396)	473,720	—	—	—	—
Macquarie VIP Smid Cap Core Series Service Class
	2,392,764	160,606	(893,171)	9,186	(182,380)	1,487,005	119,920	2,213	64,865
Macquarie VIP Value Series Service Class
	2,769,781	493,095	(441,768)	(99,300)	(188,631)	2,533,177	614,849	57,634	279,301
Total	$67,929,606	$11,933,933	$(13,381,612)	$(2,097,566)	$539,929	$64,924,290		$1,978,394	$2,932,943

    31

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Macquarie VIP Pathfinder Moderate Series
Affiliated Mutual Funds—99.77%
Macquarie VIP Core Equity Series Service Class
	$66,066,422	$16,374,646	$(10,940,088)	$1,377,873	$(5,657,289)	$67,221,564	5,123,595	$106,996	$9,885,937
Macquarie VIP Corporate Bond Series Service Class
	91,089,051	9,602,865	(10,429,933)	208,483	(1,733,663)	88,736,803	19,459,825	4,598,328	—
Macquarie VIP Growth and Income Series Standard Class
	23,689,712	26,862,447	(4,423,932)	294,515	1,765,358	48,188,100	1,481,799	504,666	2,597,806
Macquarie VIP Growth Series Service Class
	43,516,304	4,786,640	(20,840,224)	(4,738,672)	(643,566)	22,080,482	2,429,096	—	3,817,030
Macquarie VIP High Income Series Standard Class
	2,837,640	265,630	(239,038)	(57,275)	(50,109)	2,756,848	977,605	184,933	—
Macquarie VIP International Core Equity Series Standard Class
	67,802,968	5,650,265	(9,050,185)	865,783	8,275,344	73,544,175	3,911,924	946,017	3,480,301
Macquarie VIP Limited-Term Bond Series Service Class
	36,938,316	3,985,354	(5,008,042)	(243,725)	(390,523)	35,281,380	7,653,228	1,506,412	—
Macquarie VIP Mid Cap Growth Series Standard Class
	3,743,909	—	(3,251,145)	(3,065,588)	2,572,824	—	—	—	—
Macquarie VIP Small Cap Growth Series Standard Class
	3,791,906	—	(3,333,671)	(3,756,146)	3,297,911	—	—	—	—
Macquarie VIP Smid Cap Core Series Service Class
	17,038,236	1,534,069	(6,430,007)	104,372	(1,320,511)	10,926,159	881,142	16,097	471,822
Macquarie VIP Value Series Service Class
	19,890,043	2,933,168	(2,446,310)	(599,148)	(1,491,788)	18,285,965	4,438,341	412,231	1,997,714
Total	$376,404,507	$71,995,084	$(76,392,575)	$(9,609,528)	$4,623,988	$367,021,476		$8,275,680	$22,250,610

    32

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Macquarie VIP Pathfinder Moderately Aggressive Series
Affiliated Mutual Funds—99.77%
Macquarie VIP Core Equity Series Service Class
	$88,538,750	$22,221,925	$(14,153,494)	$1,780,747	$(7,537,662)	$90,850,266	6,924,563	$145,029	$13,399,962
Macquarie VIP Corporate Bond Series Service Class
	89,470,252	10,371,653	(11,531,982)	335,106	(1,851,612)	86,793,417	19,033,644	4,510,775	—
Macquarie VIP Growth and Income Series Standard Class
	32,177,636	35,797,058	(5,820,687)	406,978	2,365,010	64,925,995	1,996,494	678,431	3,492,271
Macquarie VIP Growth Series Service Class
	59,163,466	6,853,571	(28,715,079)	(6,598,375)	(708,406)	29,995,177	3,299,799	—	5,199,692
Macquarie VIP High Income Series Standard Class
	2,313,877	218,304	(199,661)	(50,722)	(37,553)	2,244,245	795,832	150,706	—
Macquarie VIP International Core Equity Series Standard Class
	105,826,224	6,749,642	(14,789,926)	1,291,257	12,742,438	111,819,635	5,947,853	1,442,571	5,307,071
Macquarie VIP Limited-Term Bond Series Service Class
	21,981,429	2,534,570	(3,226,357)	(126,245)	(253,386)	20,910,011	4,535,794	895,456	—
Macquarie VIP Mid Cap Growth Series Standard Class
	5,043,183	—	(4,387,024)	(4,150,250)	3,494,091	—	—	—	—
Macquarie VIP Small Cap Growth Series Standard Class
	5,107,834	—	(4,498,376)	(5,040,591)	4,431,133	—	—	—	—
Macquarie VIP Smid Cap Core Series Service Class
	23,124,451	2,153,340	(9,018,574)	112,301	(1,758,521)	14,612,997	1,178,468	21,600	633,124
Macquarie VIP Value Series Service Class
	27,072,097	4,132,162	(3,431,631)	(887,937)	(1,970,008)	24,914,683	6,047,253	563,232	2,729,479
Total	$459,819,199	$91,032,225	$(99,772,791)	$(12,927,731)	$8,915,524	$447,066,426		$8,407,800	$30,761,599

    33

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Macquarie VIP Pathfinder Moderately Conservative Series
Affiliated Mutual Funds—99.78%
Macquarie VIP Core Equity Series Service Class
	$19,021,185	$4,697,526	$(3,504,928)	$428,044	$(1,655,328)	$18,986,499	1,447,142	$30,541	$2,821,847
Macquarie VIP Corporate Bond Series Service Class
	34,736,780	3,589,777	(4,012,554)	93,986	(688,796)	33,719,193	7,394,560	1,765,850	—
Macquarie VIP Growth and Income Series Standard Class
	6,709,121	7,812,212	(1,456,324)	104,502	493,489	13,663,000	420,141	143,183	737,045
Macquarie VIP Growth Series Service Class
	12,308,131	1,295,582	(5,886,511)	(1,343,640)	(173,223)	6,200,339	682,106	—	1,082,913
Macquarie VIP High Income Series Standard Class
	1,204,661	119,141	(115,791)	(19,875)	(25,860)	1,162,276	412,154	79,068	—
Macquarie VIP International Core Equity Series Standard Class
	15,615,544	2,115,608	(2,333,857)	231,465	1,897,868	17,526,628	932,267	227,839	838,197
Macquarie VIP Limited-Term Bond Series Service Class
	17,819,752	1,889,338	(2,437,583)	(91,123)	(220,613)	16,959,771	3,678,909	731,811	—
Macquarie VIP Mid Cap Growth Series Standard Class
	1,074,117	—	(934,000)	(893,808)	753,691	—	—	—	—
Macquarie VIP Small Cap Growth Series Standard Class
	1,087,878	—	(957,304)	(1,016,632)	886,058	—	—	—	—
Macquarie VIP Smid Cap Core Series Service Class
	4,830,190	429,006	(1,796,043)	62,676	(400,831)	3,124,998	252,016	4,653	136,385
Macquarie VIP Value Series Service Class
	5,618,491	864,780	(779,754)	(176,498)	(410,556)	5,116,463	1,241,860	116,536	564,747
Total	$120,025,850	$22,812,970	$(24,214,649)	$(2,620,903)	$455,899	$116,459,167		$3,099,481	$6,181,134

    34

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Macquarie VIP Pathfinder Moderate – Managed Volatility Series
Affiliated Mutual Funds—98.03%
Macquarie VIP Core Equity Series Service Class
	$65,164,849	$17,205,577	$(14,592,037)	$1,842,207	$(5,879,202)	$63,741,394	4,858,338	$101,209	$9,351,066
Macquarie VIP Corporate Bond Series Service Class
	89,844,379	11,929,722	(16,197,784)	(156,684)	(1,272,922)	84,146,711	18,453,226	4,349,974	—
Macquarie VIP Growth and Income Series Standard Class
	23,369,155	26,803,869	(6,400,133)	382,774	1,541,593	45,697,258	1,405,205	491,782	2,531,487
Macquarie VIP Growth Series Service Class
	42,936,564	5,547,223	(22,389,884)	(6,253,148)	1,084,735	20,925,490	2,302,034	—	3,608,462
Macquarie VIP High Income Series Standard Class
	2,810,752	361,774	(453,076)	(90,711)	(10,483)	2,618,256	928,460	174,077	—
Macquarie VIP International Core Equity Series Standard Class
	66,873,350	7,231,201	(13,313,326)	1,224,521	7,740,627	69,756,373	3,710,446	895,088	3,292,939
Macquarie VIP Limited-Term Bond Series Service Class
	36,482,605	4,937,319	(7,333,013)	(253,631)	(331,897)	33,501,383	7,267,111	1,426,716	—
Macquarie VIP Mid Cap Growth Series Standard Class
	3,683,585	65,251	(3,277,071)	(3,122,581)	2,650,816	—	—	—	—
Macquarie VIP Small Cap Growth Series Standard Class
	3,730,794	66,600	(3,358,459)	(3,610,057)	3,171,122	—	—	—	—
Macquarie VIP Smid Cap Core Series Service Class
	16,808,073	1,956,358	(7,215,598)	192,977	(1,374,874)	10,366,936	836,043	15,214	445,946
Macquarie VIP Value Series Service Class
	19,630,037	3,314,865	(3,624,723)	(741,815)	(1,243,014)	17,335,350	4,207,609	390,238	1,891,134
Total	$371,334,143	$79,419,759	$(98,155,104)	$(10,586,148)	$6,076,501	$348,089,151		$7,844,298	$21,121,034

    35

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series
Affiliated Mutual Funds—98.06%
Macquarie VIP Core Equity Series Service Class
	$10,347,823	$2,787,049	$(2,457,054)	$260,447	$(892,278)	$10,045,987	765,700	$16,015	$1,479,706
Macquarie VIP Corporate Bond Series Service Class
	10,459,550	1,549,940	(2,249,070)	(123,236)	(39,200)	9,597,984	2,104,821	498,072	—
Macquarie VIP Growth and Income Series Standard Class
	3,762,428	4,194,261	(1,079,268)	68,354	234,731	7,180,506	220,803	77,786	400,410
Macquarie VIP Growth Series Service Class
	6,918,288	967,872	(3,748,738)	(1,041,793)	219,824	3,315,453	364,736	—	574,248
Macquarie VIP High Income Series Standard Class
	268,889	33,874	(46,820)	(9,014)	(680)	246,249	87,322	16,647	—
Macquarie VIP International Core Equity Series Standard Class
	12,372,222	1,207,616	(2,855,792)	260,156	1,379,319	12,363,521	657,634	159,313	586,097
Macquarie VIP Limited-Term Bond Series Service Class
	2,566,306	390,172	(602,607)	(23,029)	(17,090)	2,313,752	501,899	98,583	—
Macquarie VIP Mid Cap Growth Series Standard Class
	586,657	12,978	(525,687)	(496,229)	422,281	—	—	—	—
Macquarie VIP Small Cap Growth Series Standard Class
	594,168	13,780	(539,292)	(689,848)	621,192	—	—	—	—
Macquarie VIP Smid Cap Core Series Service Class
	2,702,360	335,356	(1,235,154)	(6,588)	(181,151)	1,614,823	130,228	2,388	69,993
Macquarie VIP Value Series Service Class
	3,165,972	554,208	(650,443)	(187,369)	(128,334)	2,754,034	668,455	62,150	301,185
Total	$53,744,663	$12,047,106	$(15,989,925)	$(1,988,149)	$1,618,614	$49,432,309		$930,954	$3,411,639

    36

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
Affiliated Mutual Funds—98.10%
Macquarie VIP Core Equity Series Service Class
	$3,722,481	$1,186,473	$(1,033,480)	$65,108	$(312,924)	$3,627,658	276,498	$6,089	$562,552
Macquarie VIP Corporate Bond Series Service Class
	6,799,000	1,169,742	(1,400,653)	(123,377)	(2,822)	6,441,890	1,412,695	352,064	—
Macquarie VIP Growth and Income Series Standard Class
	1,312,157	1,672,076	(488,231)	34,585	80,727	2,611,314	80,299	28,555	146,989
Macquarie VIP Growth Series Service Class
	2,408,907	401,647	(1,326,389)	(352,555)	53,107	1,184,717	130,332	—	215,817
Macquarie VIP High Income Series Standard Class
	235,006	37,284	(41,521)	(3,519)	(5,770)	221,480	78,539	15,795	—
Macquarie VIP International Core Equity Series Standard Class
	3,056,095	650,743	(774,304)	73,587	343,186	3,349,307	178,155	45,412	167,071
Macquarie VIP Limited-Term Bond Series Service Class
	3,492,513	590,256	(779,041)	(20,407)	(43,369)	3,239,952	702,809	145,809	—
Macquarie VIP Mid Cap Growth Series Standard Class
	209,210	8,971	(190,842)	(195,983)	168,644	—	—	—	—
Macquarie VIP Small Cap Growth Series Standard Class
	211,737	9,040	(195,490)	(242,130)	216,843	—	—	—	—
Macquarie VIP Smid Cap Core Series Service Class
	945,383	141,639	(424,328)	635	(66,949)	596,380	48,095	928	27,186
Macquarie VIP Value Series Service Class
	1,099,761	239,448	(244,988)	(27,315)	(90,265)	976,641	237,049	23,218	112,516
Total	$23,492,250	$6,107,319	$(6,899,267)	$(791,371)	$340,408	$22,249,339		$617,870	$1,232,131
3. Investments
For the six months ended June 30, 2025, each Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Series	Purchases	Sales
Macquarie VIP Pathfinder Aggressive Series	$10,831,665	$9,660,671
Macquarie VIP Pathfinder Conservative Series	11,933,933	13,381,612
Macquarie VIP Pathfinder Moderate Series	71,995,084	76,392,575
Macquarie VIP Pathfinder Moderately Aggressive Series	91,032,225	99,772,791
Macquarie VIP Pathfinder Moderately Conservative Series	22,812,970	24,214,649
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	79,419,759	98,155,104
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	12,047,106	15,989,925
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	6,107,319	6,899,267
    37

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Series were as follows:
Series	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Macquarie VIP Pathfinder Aggressive Series	$52,775,174	$2,099,139	$(5,106,850)	$(3,007,711)
Macquarie VIP Pathfinder Conservative Series	75,099,258	958,897	(10,973,174)	(10,014,277)
Macquarie VIP Pathfinder Moderate Series	407,537,998	10,632,810	(50,234,443)	(39,601,633)
Macquarie VIP Pathfinder Moderately Aggressive Series	486,484,291	16,012,570	(54,315,086)	(38,302,516)
Macquarie VIP Pathfinder Moderately Conservative Series	131,329,705	2,533,696	(17,113,308)	(14,579,612)
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	394,855,684	9,836,319	(49,528,112)	(39,691,793)
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	55,775,721	1,713,527	(7,051,409)	(5,337,882)
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	26,195,291	440,298	(3,932,426)	(3,492,128)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At
December 31, 2024, certain Series had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Macquarie VIP Pathfinder Aggressive Series	$ —	$5,802	$ 5,802
Macquarie VIP Pathfinder Conservative Series	—	80,214	80,214
Macquarie VIP Pathfinder Moderate Series	—	1,119,533	1,119,533
Macquarie VIP Pathfinder Moderately Aggressive Series	—	2,821,810	2,821,810
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	—	47,082	47,082
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	—	2,180,894	2,180,894
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	—	1,147,807	1,147,807
US GAAP defines fair value as the price that each Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
    38

Level 3  − Significant unobservable inputs, including each Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Series’ investments by fair value hierarchy levels as of June 30, 2025:
Macquarie VIP Pathfinder Aggressive Series
Level 1
Securities
Assets:
Affiliated Mutual Funds	$49,648,253
Short-Term Investments	119,210
Total Value of Securities	$49,767,463
Macquarie VIP Pathfinder Conservative Series
Level 1
Securities
Assets:
Affiliated Mutual Funds	$64,924,290
Short-Term Investments	160,691
Total Value of Securities	$65,084,981
Macquarie VIP Pathfinder Moderate Series
Level 1
Securities
Assets:
Affiliated Mutual Funds	$367,021,476
Short-Term Investments	914,889
Total Value of Securities	$367,936,365

    39

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
Macquarie VIP Pathfinder Moderately Aggressive Series
Level 1
Securities
Assets:
Affiliated Mutual Funds	$447,066,426
Short-Term Investments	1,115,349
Total Value of Securities	$448,181,775
Macquarie VIP Pathfinder Moderately Conservative Series
Level 1
Securities
Assets:
Affiliated Mutual Funds	$116,459,167
Short-Term Investments	290,926
Total Value of Securities	$116,750,093
Macquarie VIP Pathfinder Moderate – Managed Volatility Series
Level 1
Securities
Assets:
Affiliated Mutual Funds	$348,089,151
Short-Term Investments	7,074,740
Total Value of Securities	$355,163,891
    40

Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series
Level 1
Securities
Assets:
Affiliated Mutual Funds	$49,432,309
Short-Term Investments	1,005,530
Total Value of Securities	$50,437,839
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
Level 1
Securities
Assets:
Affiliated Mutual Funds	$22,249,339
Short-Term Investments	453,824
Total Value of Securities	$22,703,163
During the six months ended June 30, 2025, there were no transfers into or out of Level 3 investments. Each Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Series’ net assets. As of June 30, 2025, there were no Level 3 investments.
    41

Notes to financial statements
Ivy Variable Insurance Portfolios
4. Capital Shares
Transactions in capital shares were as follows:
	Macquarie VIP Pathfinder Aggressive Series		Macquarie VIP Pathfinder Conservative Series		Macquarie VIP Pathfinder Moderate Series
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	6/30/25	12/31/24	6/30/25	12/31/24	6/30/25	12/31/24
Shares sold:
Service Class[1]	136,305	335,016	100,417	730,964	89,824	287,719

Shares issued upon reinvestment of dividends and distributions:
Service Class[1]	204,852	225,103	474,354	547,248	2,178,298	1,659,630
	341,157	560,119	574,771	1,278,212	2,268,122	1,947,349

Shares redeemed:
Service Class[1]	(917,773)	(2,957,556)	(1,576,545)	(5,124,203)	(8,434,128)	(23,926,961)
Net decrease	(576,616)	(2,397,437)	(1,001,774)	(3,845,991)	(6,166,006)	(21,979,612)
	Macquarie VIP Pathfinder Moderately Aggressive Series		Macquarie VIP Pathfinder Moderately Conservative Series		Macquarie VIP Pathfinder Moderate – Managed Volatility Series
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	6/30/25	12/31/24	6/30/25	12/31/24	6/30/25	12/31/24
Shares sold:
Service Class[1]	148,731	538,911	209,983	527,912	485,247	3,670,925

Shares issued upon reinvestment of dividends and distributions:
Service Class[1]	2,358,162	1,911,351	820,468	520,647	2,064,470	1,397,268
	2,506,893	2,450,262	1,030,451	1,048,559	2,549,717	5,068,193

Shares redeemed:
Service Class[1]	(11,456,081)	(32,053,717)	(2,697,535)	(5,566,307)	(10,133,315)	(26,121,474)
Net decrease	(8,949,188)	(29,603,455)	(1,667,084)	(4,517,748)	(7,583,598)	(21,053,281)

    42

	Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series		Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
	Six months ended	Year ended	Six months ended	Year ended
	6/30/25	12/31/24	6/30/25	12/31/24
Shares sold:
Service Class[1]	66,339	210,960	468,437	1,221,313

Shares issued upon reinvestment of dividends and distributions:
Service Class[1]	259,338	200,071	195,373	115,386
	325,677	411,031	663,810	1,336,699

Shares redeemed:
Service Class[1]	(1,708,966)	(5,075,722)	(1,136,873)	(3,702,301)
Net decrease	(1,383,289)	(4,664,691)	(473,063)	(2,365,602)
1 Effective May 1, 2024, Class II shares were renamed Service Class shares.
5. Interfund Lending Program
Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 5) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended June 30, 2025.
6. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at June 30, 2025.
During the six months ended June 30, 2025, the Managed Volatility Series invested in futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
    43

Notes to financial statements
Ivy Variable Insurance Portfolios
6. Derivatives (continued)
During the six months ended June 30, 2025, the Managed Volatility Series experienced net realized and unrealized gains or losses attributable to futures contracts, which are disclosed on the “Statements of operations.”
The table below summarizes the average daily balance of derivative holdings by each Series during the six months ended June 30, 2025:
	Short Derivative Volume
	Macquarie VIP Pathfinder Moderate – Managed Volatility Series	Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
Futures contracts (average notional amount)	$28,922,453	$4,062,023	$1,921,871
7. Securities Lending
Each Series, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Series or, at the discretion of the lending agent, replace the loaned securities. Each Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Series, the security lending agent, and the borrower. Each Series records security lending income net of allocations to the security lending agent and the borrower.
Each Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Series’ cash collateral account may be less than the amount each Series would be required to return to the borrowers of the securities and each Series would be required to make up for this shortfall.
    44

During the six months ended June 30, 2025, the Series had no securities out on loan.
8. Credit and Market Risks
Because each Series invests substantially all of its assets in Ivy Variable Insurance Portfolios mutual funds, the risks associated with investing in the Series are closely related to the risks associated with the securities and other investments held by the Underlying Funds.
Certain Underlying Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Underlying Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default and are not obligated to dispose of securities whose issuers subsequently default.
In the normal course of business, the Underlying Funds may invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Underlying Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Underlying Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Underlying Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Underlying Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Underlying Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Underlying Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties.
Certain Underlying Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument.
If an Underlying Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying Funds, or, in the case of hedging positions, that the Underlying Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by US or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statements of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
9. Contractual Obligations
Each Series enters into contracts in the normal course of business that contain a variety of indemnifications. Each Series’ maximum exposure under these arrangements is unknown. However, each Series has not had prior claims or losses pursuant to these contracts. Management has reviewed each Series’ existing contracts and expects the risk of loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide
    45

Notes to financial statements
Ivy Variable Insurance Portfolios
10. Recent Accounting Pronouncements (continued)
disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on each Series’ financial statements.
11. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of each Series’ investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for each Series that, pending shareholder approval, would go into effect at the closing of the transaction. Shareholders of each Series were sent proxy materials for a special meeting of shareholders scheduled to be held on September 10, 2025, at which the approval of the new investment advisory agreement will be considered.
Management has determined that no other material events or transactions occurred subsequent to June 30, 2025, that would require recognition or disclosure in the Series’ financial statements.
    46

Other Series information (Unaudited)
Ivy Variable Insurance Portfolios
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
    47

(4702798)
SEMIANN-VIP-PF-0825

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Ivy Variable Insurance Portfolios

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 3, 2025

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 3, 2025